LVIP SSGA Bond Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.80%
Fannie Mae-Aces
•Series 2017-M15 ATS2 3.15% 11/25/27	424,487	$401,867
•Series 2017-M3 A2 2.47% 12/25/26	591,175	554,637
•Series 2017-M8 A2 3.06% 5/25/27	270,056	257,685
•Series 2018-M1 A2 2.99% 12/25/27	128,414	120,557
Series 2020-M42 A2 1.27% 7/25/30	960,000	778,273
•Series 2020-M53 A2 1.69% 11/25/32	1,000,000	785,067
Series 2020-M8 A2 1.82% 2/25/30	140,140	119,708
•Series 2021-M1 A2 1.39% 11/25/30	131,250	106,505
•Series 2022-M1 A2 1.67% 10/25/31	500,000	396,768
•Series 2022-M3 A2 1.71% 11/25/31	1,000,000	805,398
•Fannie Mae-Aces REMIC Series 2022-M13 A2 2.59% 6/25/32	500,000	420,894
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K060 A2 3.30% 10/25/26	1,000,000	964,861
♦Series K067 AM 3.28% 8/25/27	800,000	754,624
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,334,120
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,213,404
♦Series K089 A2 3.56% 1/25/29	714,286	680,311
♦Series K098 A2 2.43% 8/25/29	350,000	313,750
♦Series K102 A2 2.54% 10/25/29	1,000,000	901,514
♦Series K105 A2 1.87% 1/25/30	250,000	216,669
♦Series K108 A2 1.52% 3/25/30	222,222	188,160
♦Series K109 A2 1.56% 4/25/30	200,000	168,358
♦Series K110 A2 1.48% 4/25/30	160,714	134,479
♦Series K111 A2 1.35% 5/25/30	600,000	496,097
♦Series K113 A2 1.34% 6/25/30	500,000	413,428
♦Series K115 A2 1.38% 6/25/30	2,383,333	1,978,584
♦Series K117 A2 1.41% 8/25/30	750,000	616,549
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K121 A2 1.55% 10/25/30	400,000	$330,831
♦Series K123 A2 1.62% 12/25/30	350,000	289,929
♦Series K126 A2 2.07% 1/25/31	400,000	342,869
♦Series K140 A2 2.25% 1/25/32	1,000,000	847,584
♦Series K-1515 A2 1.94% 2/25/35	351,000	264,243
♦Series K-1519 A2 2.01% 12/25/35	250,000	182,208
♦•Series K-159 A2 4.50% 7/25/33	487,500	478,144
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,417,318
♦Series K741 A2 1.60% 12/25/27	400,000	358,206
♦Series K752 A2 4.28% 7/25/30	500,000	488,413
Total Agency Commercial Mortgage-Backed Securities (Cost $22,967,466)		20,122,012
AGENCY MORTGAGE-BACKED SECURITIES–25.82%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	3,710,310	3,221,252
1.50% 3/1/37	6,200,980	5,371,875
1.50% 4/1/37	1,759,004	1,523,802
2.00% 9/1/35	2,174,334	1,940,846
2.00% 11/1/35	3,709,931	3,311,505
2.00% 12/1/35	2,764,216	2,467,325
2.00% 2/1/36	2,387,936	2,122,729
2.00% 6/1/36	4,277,666	3,794,015
2.00% 12/1/36	5,501,436	4,879,939
2.00% 5/1/37	1,350,192	1,195,927
2.50% 10/1/27	148,847	142,810
2.50% 3/1/28	280,613	268,654
2.50% 4/1/28	471,402	450,774
2.50% 7/1/28	109,423	104,376
2.50% 9/1/28	180,892	172,550
2.50% 10/1/28	101,742	97,007
2.50% 2/1/30	367,265	346,206
2.50% 5/1/30	147,973	139,244
2.50% 2/1/31	916,301	858,493
2.50% 7/1/31	410,300	383,964
2.50% 10/1/31	432,716	403,985
2.50% 6/1/32	1,131,158	1,058,525
2.50% 12/1/32	455,713	423,074
2.50% 2/1/35	1,794,962	1,644,762
2.50% 8/1/35	882,607	809,245
3.00% 11/1/26	199,780	194,091
3.00% 6/1/27	57,510	55,707
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 8/1/27	111,962	$108,329
3.00% 9/1/27	466,130	450,753
3.00% 10/1/27	82,278	79,476
3.00% 12/1/27	22,710	21,914
3.00% 8/1/29	432,818	414,308
3.00% 4/1/30	245,400	234,306
3.00% 5/1/30	420,408	406,481
3.00% 6/1/30	345,214	329,542
3.00% 12/1/30	237,778	226,471
3.00% 10/1/32	339,167	320,283
3.50% 11/1/25	29,601	28,922
3.50% 12/1/25	75,636	73,854
3.50% 12/1/26	69,178	67,606
3.50% 10/1/29	393,887	381,354
3.50% 4/1/32	140,515	135,296
3.50% 7/1/32	83,405	80,254
3.50% 6/1/33	199,832	192,831
4.00% 4/1/24	36	36
4.00% 5/1/24	239	238
4.00% 6/1/24	1,002	996
4.00% 7/1/24	620	616
4.00% 10/1/24	69	69
4.00% 12/1/24	4,889	4,836
4.00% 1/1/25	8,345	8,257
4.00% 3/1/25	10,578	10,434
4.00% 5/1/25	1,308	1,300
4.00% 7/1/25	56	55
4.00% 8/1/25	417	412
4.00% 9/1/25	9,359	9,212
4.00% 10/1/25	7,505	7,383
4.00% 1/1/26	264	260
4.00% 3/1/26	29,626	29,092
4.00% 5/1/26	360	354
4.00% 7/1/26	16,325	16,069
4.00% 3/1/31	55,861	55,003
4.00% 1/1/38	265,397	257,096
4.50% 4/1/24	1	1
4.50% 5/1/24	86	85
4.50% 7/1/24	636	632
4.50% 8/1/24	2,729	2,712
4.50% 11/1/24	2,667	2,655
4.50% 4/1/25	3,782	3,750
4.50% 5/1/25	431	427
4.50% 6/1/25	230	228
4.50% 5/1/38	260,661	256,542
5.00% 3/1/25	215	214
5.00% 6/1/25	2	2
Fannie Mae S.F. 15 yr TBA
4.00% 4/1/39	300,000	290,546
4.50% 4/1/39	400,000	393,795
5.00% 4/1/39	475,000	474,271
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,541,112	2,024,529
2.00% 8/1/40	571,671	484,335
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 10/1/40	642,408	$542,147
2.00% 11/1/40	4,595,738	3,886,983
2.00% 1/1/41	2,111,490	1,784,526
2.00% 2/1/41	717,831	605,962
2.00% 11/1/41	2,469,272	2,074,098
2.50% 2/1/40	396,552	347,332
2.50% 6/1/40	412,840	360,573
2.50% 8/1/40	959,844	837,526
2.50% 4/1/41	307,956	268,427
3.00% 11/1/34	261,343	242,173
3.00% 12/1/34	175,298	162,442
3.00% 2/1/35	349,442	324,537
3.00% 3/1/36	151,144	139,498
3.00% 11/1/36	732,767	673,666
3.00% 9/1/37	386,491	353,001
3.50% 7/1/34	1,060,320	1,005,766
3.50% 2/1/37	451,063	424,752
4.00% 9/1/35	88,696	85,577
4.00% 10/1/35	145,086	139,941
4.00% 1/1/37	214,291	206,302
Fannie Mae S.F. 30 yr
1.50% 11/1/51	5,009,858	3,775,903
2.00% 8/1/50	11,334,194	9,075,354
2.00% 1/1/51	10,385,203	8,271,471
2.00% 2/1/51	5,832,063	4,646,668
2.00% 4/1/51	12,744,463	10,123,384
2.00% 7/1/51	9,601,413	7,637,579
2.00% 10/1/51	10,999,571	8,727,714
2.00% 11/1/51	6,099,764	4,837,129
2.00% 1/1/52	7,085,509	5,620,429
2.00% 3/1/52	4,921,215	3,897,887
2.50% 11/1/49	4,373,597	3,650,953
2.50% 7/1/50	3,081,239	2,571,155
2.50% 4/1/51	10,888,995	9,050,355
2.50% 7/1/51	8,221,520	6,827,303
2.50% 8/1/51	6,377,410	5,290,624
2.50% 9/1/51	1,741,801	1,442,563
2.50% 10/1/51	7,808,190	6,476,005
2.50% 1/1/52	4,730,288	3,980,177
2.50% 3/1/52	7,732,666	6,399,248
3.00% 9/1/42	348,975	311,444
3.00% 10/1/42	1,025,858	916,158
3.00% 11/1/42	613,238	547,822
3.00% 12/1/42	659,113	588,463
3.00% 1/1/43	458,175	409,299
3.00% 3/1/43	848,857	757,850
3.00% 4/1/43	601,497	537,010
3.00% 6/1/43	1,612,836	1,439,895
3.00% 7/1/43	926,625	827,274
3.00% 8/1/43	1,044,553	932,597
3.00% 9/1/45	635,371	564,680
3.00% 11/1/45	1,133,528	1,004,967
3.00% 9/1/46	1,394,809	1,227,501
3.00% 10/1/46	904,695	795,803
LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 11/1/46	997,393	$879,400
3.00% 12/1/46	1,018,723	896,106
3.00% 1/1/47	919,156	808,143
3.00% 9/1/47	351,599	308,546
3.00% 2/1/48	1,204,570	1,062,571
3.00% 12/1/49	4,679,352	4,074,711
3.00% 2/1/50	2,092,751	1,828,694
3.00% 7/1/50	1,822,120	1,584,440
3.00% 1/1/51	4,132,573	3,626,161
3.00% 2/1/52	1,992,712	1,727,438
3.00% 5/1/52	2,274,293	1,958,913
3.50% 10/1/40	165,121	154,090
3.50% 12/1/40	100,068	92,267
3.50% 2/1/41	163,829	151,160
3.50% 8/1/42	175,516	161,510
3.50% 9/1/42	600,838	552,988
3.50% 10/1/42	981,438	902,190
3.50% 11/1/42	266,665	251,730
3.50% 1/1/43	874,960	802,662
3.50% 2/1/43	141,350	129,964
3.50% 7/1/43	1,168,050	1,072,118
3.50% 10/1/44	476,860	436,602
3.50% 1/1/45	316,189	290,256
3.50% 2/1/45	1,457,370	1,341,462
3.50% 5/1/45	587,973	536,450
3.50% 8/1/45	710,723	648,074
3.50% 11/1/45	881,177	803,497
3.50% 2/1/46	1,708,118	1,557,537
3.50% 5/1/46	364,976	332,799
3.50% 6/1/46	147,839	135,375
3.50% 2/1/47	499,686	455,628
3.50% 3/1/47	338,172	308,355
3.50% 5/1/47	640,996	584,490
3.50% 7/1/47	1,333,197	1,222,747
3.50% 9/1/47	311,343	283,890
3.50% 10/1/47	745,057	678,473
3.50% 12/1/47	638,389	582,096
3.50% 1/1/48	750,227	684,070
3.50% 2/1/48	421,996	384,782
3.50% 6/1/48	796,640	726,383
3.50% 11/1/48	588,806	538,123
3.50% 6/1/49	2,125,181	1,937,933
3.50% 8/1/49	2,175,591	1,976,802
3.50% 6/1/50	556,773	505,703
3.50% 5/1/52	538,896	488,309
4.00% 1/1/39	10,039	9,602
4.00% 2/1/39	10,342	9,835
4.00% 3/1/39	551	523
4.00% 4/1/39	37,750	35,870
4.00% 6/1/39	31,980	30,142
4.00% 8/1/39	126,341	120,396
4.00% 9/1/39	171,680	163,157
4.00% 11/1/39	9,402	8,927
4.00% 12/1/39	189,134	179,505
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 1/1/40	63,658	$60,377
4.00% 5/1/40	82,849	78,534
4.00% 8/1/40	23,656	22,417
4.00% 9/1/40	36,009	34,125
4.00% 10/1/40	151,094	143,168
4.00% 11/1/40	217,827	206,439
4.00% 12/1/40	355,434	337,562
4.00% 1/1/41	647,425	613,574
4.00% 2/1/41	237,212	224,760
4.00% 3/1/41	3,417	3,238
4.00% 4/1/41	75,716	71,740
4.00% 5/1/41	392,999	372,373
4.00% 9/1/41	74,589	70,674
4.00% 10/1/41	31,722	30,057
4.00% 11/1/41	82,555	78,222
4.00% 12/1/41	2,813	2,666
4.00% 1/1/42	2,638	2,499
4.00% 10/1/43	1,005,033	952,224
4.00% 12/1/43	269,559	255,402
4.00% 7/1/44	324,540	307,493
4.00% 9/1/44	342,161	324,190
4.00% 10/1/44	517,583	490,386
4.00% 3/1/45	503,265	470,771
4.00% 7/1/45	516,367	489,080
4.00% 9/1/45	1,336,753	1,261,564
4.00% 4/1/46	270,998	256,676
4.00% 7/1/46	117,461	111,204
4.00% 11/1/46	891,477	843,990
4.00% 4/1/47	525,367	497,013
4.00% 9/1/47	270,894	255,470
4.00% 12/1/47	1,044,941	989,267
4.00% 1/1/48	310,500	293,188
4.00% 2/1/48	659,565	622,519
4.00% 5/1/48	164,736	155,449
4.00% 6/1/48	1,345,786	1,267,918
4.00% 7/1/48	396,050	374,132
4.00% 5/1/49	624,738	584,086
4.00% 8/1/49	1,854,012	1,735,321
4.00% 7/1/52	1,209,953	1,131,255
4.00% 8/1/52	1,645,861	1,541,599
4.00% 10/1/52	3,568,925	3,309,802
4.50% 8/1/33	4,667	4,561
4.50% 1/1/34	4,105	4,011
4.50% 9/1/35	14,703	14,366
4.50% 2/1/38	2,197	2,148
4.50% 4/1/38	12,654	12,256
4.50% 7/1/38	13,748	13,483
4.50% 11/1/38	24,710	24,212
4.50% 2/1/39	74,834	73,392
4.50% 3/1/39	46,188	45,298
4.50% 4/1/39	234,886	230,358
4.50% 5/1/39	132,637	130,079
4.50% 6/1/39	24,395	23,844
4.50% 7/1/39	83,521	81,910
LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 9/1/39	77,299	$75,808
4.50% 1/1/40	207,958	203,947
4.50% 2/1/40	360,339	353,390
4.50% 5/1/40	161,344	157,824
4.50% 6/1/40	100,274	98,341
4.50% 8/1/40	34,114	33,446
4.50% 9/1/40	94,480	92,659
4.50% 10/1/40	514,917	505,019
4.50% 11/1/40	67,107	65,743
4.50% 2/1/41	267,105	261,970
4.50% 4/1/41	5,884	5,723
4.50% 5/1/41	470,210	460,304
4.50% 1/1/42	556,232	545,503
4.50% 9/1/43	226,383	220,895
4.50% 10/1/44	41,989	41,040
4.50% 9/1/47	344,258	334,633
4.50% 11/1/47	314,149	304,119
4.50% 8/1/48	621,758	600,676
4.50% 11/1/48	368,786	356,360
4.50% 12/1/48	440,125	425,912
4.50% 7/1/52	1,754,001	1,670,959
4.50% 8/1/52	5,063,850	4,821,949
4.50% 2/1/53	552,854	526,701
4.50% 3/1/53	956,157	910,481
5.00% 9/1/33	30,413	30,556
5.00% 4/1/34	116,422	117,032
5.00% 7/1/34	77,077	77,480
5.00% 11/1/34	37,812	38,009
5.00% 4/1/35	22,145	22,261
5.00% 6/1/35	38,092	38,291
5.00% 7/1/35	452,252	454,621
5.00% 9/1/35	11,550	11,610
5.00% 10/1/35	27,705	27,850
5.00% 12/1/35	133,606	134,307
5.00% 2/1/36	296,523	298,080
5.00% 3/1/36	17,098	17,187
5.00% 11/1/36	7,089	7,126
5.00% 4/1/38	33,850	34,027
5.00% 7/1/38	4,676	4,695
5.00% 8/1/39	107,393	107,379
5.00% 12/1/39	32,342	32,273
5.00% 1/1/40	112,080	112,671
5.00% 7/1/40	231,686	231,402
5.00% 9/1/40	78,128	77,961
5.00% 6/1/41	137,055	136,763
5.00% 10/1/52	627,189	621,504
5.00% 4/1/53	468,227	457,276
5.00% 6/1/53	2,822,586	2,753,782
5.00% 10/1/53	1,609,613	1,570,458
5.50% 11/1/33	9,208	9,360
5.50% 1/1/34	17,469	17,831
5.50% 5/1/34	37,555	37,947
5.50% 7/1/34	15,981	16,312
5.50% 10/1/34	40,581	41,425
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 9/1/35	21,780	$22,232
5.50% 10/1/35	8,454	8,629
5.50% 12/1/35	23,150	23,631
5.50% 1/1/36	111,744	114,064
5.50% 4/1/36	228,876	233,634
5.50% 8/1/36	87,328	88,917
5.50% 1/1/37	52,124	52,805
5.50% 3/1/37	18,554	18,939
5.50% 5/1/37	28,467	29,060
5.50% 6/1/37	5,816	5,937
5.50% 8/1/37	10,600	10,820
5.50% 11/1/37	505	515
5.50% 12/1/37	73	74
5.50% 1/1/38	440,384	449,539
5.50% 2/1/38	8,459	8,635
5.50% 5/1/38	41,045	41,900
5.50% 6/1/38	2,363	2,413
5.50% 7/1/38	15,560	15,883
5.50% 10/1/38	8,380	8,554
5.50% 1/1/39	46,399	47,311
5.50% 5/1/39	79,069	80,715
5.50% 6/1/39	82,797	84,521
5.50% 10/1/39	33,856	34,561
5.50% 7/1/41	66,643	68,031
5.50% 12/1/52	650,478	652,503
5.50% 2/1/53	1,648,901	1,649,199
5.50% 5/1/53	2,331,902	2,320,703
5.50% 7/1/53	952,949	957,747
5.50% 9/1/53	3,359,029	3,342,100
5.50% 10/1/53	3,331,014	3,314,226
6.00% 12/1/35	22,435	23,030
6.00% 2/1/36	10,723	11,109
6.00% 6/1/36	8,383	8,685
6.00% 7/1/36	30,959	31,924
6.00% 8/1/36	17,525	18,106
6.00% 9/1/36	24,901	25,593
6.00% 10/1/36	12,469	12,865
6.00% 11/1/36	1,381	1,423
6.00% 1/1/37	23,114	23,941
6.00% 2/1/37	71,966	74,556
6.00% 3/1/37	15,786	16,283
6.00% 4/1/37	2,964	3,014
6.00% 5/1/37	21,667	22,447
6.00% 6/1/37	17,197	17,845
6.00% 8/1/37	30,074	31,151
6.00% 9/1/37	49,457	51,230
6.00% 10/1/37	39,326	40,738
6.00% 11/1/37	17,258	17,800
6.00% 1/1/38	6,517	6,791
6.00% 4/1/38	1,548	1,583
6.00% 5/1/38	24,809	25,702
6.00% 6/1/38	11,335	11,658
6.00% 8/1/38	14,563	14,809
6.00% 9/1/38	12,222	12,493
LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 10/1/38	4,425	$4,536
6.00% 11/1/38	5,340	5,532
6.00% 12/1/38	123,495	127,943
6.00% 4/1/40	91,173	94,457
6.00% 6/1/40	168,942	175,024
6.00% 1/1/53	1,319,449	1,332,495
6.00% 5/1/53	1,145,310	1,155,804
6.00% 7/1/53	927,150	944,242
6.50% 3/1/32	266	273
6.50% 7/1/36	15,282	15,779
6.50% 9/1/36	15,743	16,294
6.50% 11/1/36	12,851	13,500
6.50% 9/1/37	3,156	3,315
6.50% 10/1/37	30,221	31,407
6.50% 2/1/38	20,838	21,808
6.50% 3/1/38	87,986	92,430
6.50% 5/1/38	17,504	18,336
6.50% 7/1/38	80,982	84,488
6.50% 11/1/53	921,420	941,359
6.50% 12/1/53	929,234	949,342
7.00% 8/1/39	24,066	24,813
7.00% 11/1/53	920,442	948,985
Fannie Mae S.F. 30 yr TBA
2.00% 4/1/54	1,875,000	1,483,102
2.50% 4/1/54	950,000	785,137
3.50% 4/1/54	550,000	492,183
4.50% 4/1/54	450,000	428,500
5.00% 4/1/54	2,500,000	2,439,158
5.50% 4/1/54	3,525,000	3,507,503
6.00% 4/1/54	4,325,000	4,364,375
6.50% 4/1/54	3,450,000	3,524,583
7.00% 4/1/54	1,200,000	1,236,853
Freddie Mac S.F. 15 yr
1.50% 2/1/37	4,046,653	3,504,522
1.50% 4/1/37	823,220	712,796
2.00% 2/1/37	1,884,461	1,679,697
2.50% 4/1/28	15,909	15,189
2.50% 7/1/28	81,087	77,364
2.50% 9/1/28	393,847	375,525
2.50% 10/1/28	482,808	460,835
2.50% 1/1/31	446,675	419,018
2.50% 5/1/31	171,262	160,328
2.50% 6/1/31	625,981	586,617
2.50% 12/1/31	676,619	632,829
2.50% 12/1/32	414,189	385,174
3.00% 11/1/26	253,352	246,744
3.00% 2/1/27	26,138	25,381
3.00% 4/1/27	93,291	90,275
3.00% 11/1/27	36,552	35,586
3.00% 2/1/29	255,102	244,845
3.00% 4/1/30	583,660	557,844
3.00% 12/1/30	704,046	670,204
3.00% 5/1/31	336,328	319,682
3.00% 2/1/32	324,237	307,413
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.00% 5/1/32	196,465	$185,976
3.00% 11/1/32	361,634	341,647
3.50% 12/1/25	64,127	62,707
3.50% 3/1/26	55,675	54,697
3.50% 10/1/27	70,907	69,264
3.50% 2/1/30	49,765	48,103
3.50% 4/1/32	147,589	142,220
3.50% 7/1/38	596,467	566,855
4.00% 8/1/24	932	928
4.00% 2/1/25	3,759	3,714
4.00% 7/1/25	14,160	14,000
4.00% 4/1/26	47,769	47,218
4.50% 6/1/24	19	19
4.50% 7/1/24	1,326	1,321
4.50% 8/1/24	338	336
4.50% 11/1/24	2,899	2,885
4.50% 5/1/25	854	848
5.00% 3/1/25	166	166
Freddie Mac S.F. 20 yr
2.50% 1/1/42	1,224,720	1,057,871
3.00% 4/1/36	411,634	380,006
3.00% 2/1/37	345,668	317,888
3.00% 5/1/42	698,436	618,015
Freddie Mac S.F. 30 yr
1.50% 2/1/51	7,156,153	5,403,170
1.50% 10/1/51	2,767,389	2,086,144
1.50% 11/1/51	2,705,039	2,038,449
2.00% 10/1/50	5,593,809	4,459,954
2.00% 11/1/50	6,232,824	4,968,467
2.00% 1/1/51	5,684,503	4,531,377
2.00% 2/1/51	7,646,312	6,090,382
2.00% 9/1/51	6,575,489	5,220,470
2.00% 11/1/51	10,673,670	8,464,908
2.00% 2/1/52	8,274,742	6,551,969
2.00% 3/1/52	5,402,216	4,278,640
2.50% 7/1/50	4,709,401	3,929,556
2.50% 8/1/50	3,792,766	3,160,787
2.50% 10/1/50	4,151,321	3,459,233
2.50% 11/1/50	3,874,827	3,227,564
2.50% 6/1/51	3,669,302	3,033,807
2.50% 9/1/51	7,356,389	6,104,954
2.50% 10/1/51	6,132,565	5,088,053
2.50% 11/1/51	5,488,468	4,551,400
2.50% 12/1/51	6,363,564	5,275,911
2.50% 4/1/52	23,877	19,828
3.00% 10/1/42	598,034	536,164
3.00% 1/1/43	1,626,023	1,453,573
3.00% 3/1/43	787,846	698,929
3.00% 4/1/43	963,364	865,121
3.00% 7/1/43	393,108	351,411
3.00% 8/1/43	161,914	144,740
3.00% 10/1/43	580,545	518,969
3.00% 4/1/46	330,347	290,956
3.00% 7/1/46	2,493,349	2,199,673
LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 11/1/46	901,787	$794,166
3.00% 1/1/47	1,121,221	986,948
3.00% 2/1/47	2,178,339	1,917,145
3.00% 12/1/47	94,892	83,305
3.00% 10/1/49	666,329	580,756
3.00% 1/1/50	1,986,658	1,727,209
3.00% 2/1/50	2,569,737	2,237,584
3.00% 4/1/50	1,371,097	1,193,304
3.00% 2/1/52	2,418,581	2,092,175
3.00% 3/1/52	2,219,956	1,911,951
3.00% 8/1/52	633,043	545,112
3.50% 10/1/41	641,023	591,350
3.50% 2/1/42	438,639	404,563
3.50% 5/1/42	554,243	510,718
3.50% 10/1/42	546,064	502,953
3.50% 2/1/43	519,723	479,666
3.50% 5/1/43	404,489	371,791
3.50% 8/1/43	916,257	841,239
3.50% 2/1/44	198,483	182,235
3.50% 3/1/44	14,997	13,760
3.50% 6/1/44	204,189	187,260
3.50% 8/1/44	239,483	219,530
3.50% 11/1/44	420,402	385,004
3.50% 1/1/45	533,688	488,468
3.50% 7/1/45	725,189	664,224
3.50% 10/1/45	513,857	469,117
3.50% 12/1/45	392,099	358,733
3.50% 1/1/46	691,004	630,845
3.50% 3/1/46	351,348	319,994
3.50% 5/1/46	258,292	235,803
3.50% 6/1/46	594,300	542,554
3.50% 2/1/47	590,214	538,821
3.50% 3/1/47	323,042	294,912
3.50% 10/1/47	230,006	210,179
3.50% 11/1/47	334,122	305,027
3.50% 12/1/47	766,412	699,668
3.50% 2/1/48	732,125	668,361
3.50% 5/1/48	289,314	263,716
3.50% 8/1/49	189,604	172,019
3.50% 9/1/49	1,706,591	1,559,276
3.50% 12/1/49	727,785	661,297
3.50% 3/1/50	211,514	192,187
3.50% 9/1/52	1,794,832	1,607,043
4.00% 5/1/39	51,964	49,448
4.00% 2/1/40	21,620	20,448
4.00% 5/1/40	23,789	22,574
4.00% 8/1/40	9,127	8,663
4.00% 9/1/40	56,161	53,303
4.00% 10/1/40	264,329	250,831
4.00% 11/1/40	601,406	570,549
4.00% 12/1/40	370,537	351,571
4.00% 2/1/41	322,652	306,146
4.00% 12/1/41	427,314	403,608
4.00% 1/1/42	37,793	36,706
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 3/1/42	29,212	$27,714
4.00% 4/1/42	506,973	480,956
4.00% 6/1/42	2,402	2,278
4.00% 5/1/44	552,575	524,197
4.00% 9/1/44	161,511	153,212
4.00% 4/1/45	513,681	487,177
4.00% 10/1/45	256,577	243,317
4.00% 11/1/45	106,527	101,021
4.00% 1/1/46	299,370	283,900
4.00% 2/1/46	242,636	227,547
4.00% 2/1/47	139,412	132,076
4.00% 9/1/47	1,047,683	991,358
4.00% 11/1/47	141,959	134,643
4.00% 12/1/47	306,693	289,951
4.00% 1/1/48	144,754	137,434
4.00% 5/1/48	600,028	568,388
4.00% 7/1/48	178,204	168,329
4.00% 10/1/48	267,761	251,731
4.00% 3/1/49	289,052	271,249
4.00% 11/1/49	688,583	643,152
4.00% 10/1/52	1,568,577	1,456,473
4.50% 2/1/39	14,630	14,366
4.50% 4/1/39	9,691	9,517
4.50% 5/1/39	26,425	25,949
4.50% 6/1/39	146,560	143,915
4.50% 7/1/39	23,761	23,296
4.50% 9/1/39	194,936	191,418
4.50% 10/1/39	118,646	116,419
4.50% 1/1/40	504,372	495,268
4.50% 2/1/40	246,984	242,526
4.50% 7/1/40	31,317	30,752
4.50% 8/1/40	19,611	19,257
4.50% 9/1/40	227,002	222,904
4.50% 2/1/41	463,289	454,999
4.50% 3/1/41	117,018	114,905
4.50% 9/1/41	144,520	141,912
4.50% 3/1/44	84,331	82,391
4.50% 7/1/45	289,823	284,594
4.50% 4/1/47	74,315	72,435
4.50% 9/1/47	165,594	161,321
4.50% 12/1/47	77,265	75,128
4.50% 6/1/48	228,344	221,105
4.50% 8/1/48	359,244	347,801
4.50% 3/1/49	390,125	377,619
4.50% 6/1/49	516,175	497,909
4.50% 10/1/52	616,891	587,422
4.50% 12/1/52	2,328,911	2,233,771
4.50% 5/1/53	286,404	272,711
5.00% 10/1/34	44,884	45,176
5.00% 2/1/35	14,028	14,119
5.00% 8/1/35	18,335	18,455
5.00% 10/1/35	8,634	8,690
5.00% 11/1/35	3,894	3,920
5.00% 12/1/35	30,227	30,424
LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 2/1/37	21,221	$21,289
5.00% 12/1/37	116,118	116,877
5.00% 1/1/38	1,669	1,680
5.00% 4/1/38	833	836
5.00% 6/1/38	40,818	41,085
5.00% 7/1/38	5,326	5,361
5.00% 9/1/38	2,119	2,132
5.00% 10/1/38	40,452	40,716
5.00% 12/1/38	35,076	35,305
5.00% 1/1/39	10,458	10,526
5.00% 2/1/39	183,220	184,416
5.00% 3/1/39	437,153	438,615
5.00% 8/1/39	43,313	43,383
5.00% 9/1/39	130,203	130,091
5.00% 1/1/40	101,654	101,567
5.00% 5/1/40	35,756	35,707
5.00% 6/1/40	172,188	172,054
5.00% 9/1/40	27,213	27,390
5.00% 3/1/41	71,384	71,322
5.00% 9/1/48	61,596	61,143
5.00% 11/1/48	111,868	110,845
5.00% 9/1/52	1,519,605	1,483,856
5.00% 10/1/52	848,826	834,903
5.00% 12/1/52	1,426,255	1,403,357
5.00% 2/1/53	3,298,495	3,218,613
5.00% 7/1/53	3,419,344	3,335,876
5.50% 8/1/33	9,798	9,921
5.50% 6/1/34	26,852	27,443
5.50% 6/1/35	17,669	18,058
5.50% 11/1/35	17,316	17,520
5.50% 1/1/37	11,734	11,993
5.50% 5/1/37	15,791	16,139
5.50% 7/1/37	5,391	5,482
5.50% 1/1/38	63,749	65,154
5.50% 2/1/38	16,233	16,592
5.50% 5/1/38	195,406	199,723
5.50% 6/1/38	4,186	4,279
5.50% 8/1/38	16,087	16,443
5.50% 12/1/38	8,984	9,182
5.50% 8/1/39	38,223	39,067
5.50% 12/1/39	100,056	102,006
5.50% 3/1/40	90,417	92,415
5.50% 4/1/40	195,313	199,624
5.50% 5/1/40	62,824	64,210
5.50% 6/1/41	19,625	20,058
5.50% 12/1/52	440,117	444,627
5.50% 7/1/53	2,598,326	2,585,228
6.00% 11/1/28	1,966	2,004
6.00% 7/1/33	4,147	4,257
6.00% 8/1/36	4,441	4,606
6.00% 11/1/36	13,419	13,845
6.00% 4/1/37	156	161
6.00% 5/1/37	17,769	18,431
6.00% 8/1/37	39,086	40,539
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 9/1/37	25,319	$26,220
6.00% 10/1/37	8,088	8,239
6.00% 11/1/37	47,692	49,471
6.00% 12/1/37	6,358	6,513
6.00% 1/1/38	26,843	27,844
6.00% 4/1/38	3,383	3,509
6.00% 6/1/38	6,809	7,062
6.00% 7/1/38	10,945	11,343
6.00% 8/1/38	6,254	6,488
6.00% 9/1/38	7,299	7,568
6.00% 10/1/38	12,322	12,644
6.00% 3/1/39	7,493	7,771
6.00% 5/1/40	204,039	211,622
6.00% 7/1/40	260,259	269,913
6.00% 6/1/53	476,752	486,996
6.00% 8/1/53	1,733,400	1,749,339
6.00% 9/1/53	1,342,716	1,374,235
6.00% 11/1/53	3,517,486	3,549,272
6.00% 12/1/53	724,509	731,057
6.50% 11/1/36	39,613	41,099
6.50% 8/1/37	20,515	21,142
6.50% 10/1/37	6,457	6,738
6.50% 4/1/39	26,710	27,618
6.50% 10/1/53	3,107,295	3,174,534
6.50% 12/1/53	3,161,386	3,287,763
7.00% 1/1/54	1,350,377	1,392,252
GNMA I S.F. 30 yr
3.00% 9/15/42	342,499	307,945
3.00% 11/15/42	306,330	276,744
3.00% 12/15/42	138,097	124,756
3.00% 2/15/45	224,399	199,530
3.50% 10/15/40	48,199	44,942
3.50% 1/15/41	15,181	14,193
3.50% 7/15/41	39,729	37,006
3.50% 10/15/41	74,362	69,311
3.50% 3/15/42	6,091	5,683
3.50% 6/15/42	435,863	406,936
3.50% 10/15/42	17,560	16,351
4.00% 6/15/39	17,724	16,925
4.00% 8/15/40	69,430	65,733
4.00% 10/15/40	155,729	148,205
4.00% 12/15/40	281,412	267,817
4.00% 1/15/41	259,496	246,960
4.00% 9/15/41	61,997	59,001
4.50% 2/15/39	18,516	18,181
4.50% 3/15/39	224,054	218,777
4.50% 4/15/39	49,165	48,187
4.50% 5/15/39	20,729	20,190
4.50% 6/15/39	23,742	23,164
4.50% 7/15/39	56,895	55,988
4.50% 8/15/39	8,892	8,752
4.50% 9/15/39	81,895	80,338
4.50% 10/15/39	239,274	233,277
4.50% 11/15/39	74,337	73,116
LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 12/15/39	53,713	$52,780
4.50% 1/15/40	196,950	193,952
4.50% 4/15/40	82,575	80,806
4.50% 5/15/40	68,527	67,071
4.50% 6/15/40	165,508	160,349
4.50% 8/15/40	36,882	36,211
4.50% 9/15/40	41,249	40,465
4.50% 1/15/41	216,389	218,296
4.50% 2/15/41	322,980	316,850
4.50% 3/15/41	38,151	37,307
4.50% 6/15/41	38,108	37,014
4.50% 7/15/41	5,638	5,537
5.00% 3/15/35	12,169	12,185
5.00% 3/15/38	5,096	5,145
5.00% 4/15/38	3,374	3,411
5.00% 5/15/38	693	696
5.00% 8/15/38	2,018	2,010
5.00% 1/15/39	39,350	39,627
5.00% 4/15/39	40,296	40,683
5.00% 5/15/39	269,181	272,071
5.00% 6/15/39	194,519	195,555
5.00% 9/15/39	58,813	58,494
5.00% 10/15/39	67,424	68,164
5.00% 11/15/39	90,919	91,794
5.00% 1/15/40	291,502	292,628
5.00% 2/15/40	174,909	175,570
5.00% 4/15/40	99,228	99,035
5.00% 7/15/40	98,246	98,892
5.50% 10/15/33	48,199	49,393
5.50% 4/15/37	12,218	12,462
5.50% 7/15/37	8,492	8,703
5.50% 1/15/38	44,459	45,510
5.50% 2/15/38	56,914	58,316
5.50% 7/15/38	22,558	23,115
5.50% 8/15/38	7,200	7,317
5.50% 9/15/38	101,178	103,691
5.50% 12/15/38	75,339	77,200
5.50% 1/15/39	28,327	29,031
5.50% 5/15/39	55,701	57,081
5.50% 7/15/39	576	593
5.50% 10/15/39	57,829	59,266
5.50% 12/15/39	14,655	15,018
5.50% 4/15/40	93,153	95,458
5.50% 2/15/41	13,713	14,054
6.00% 1/15/38	25,876	26,725
6.00% 3/15/38	291	296
6.00% 5/15/38	11,229	11,402
6.00% 7/15/38	1,039	1,053
6.00% 8/15/38	20,843	21,350
6.00% 10/15/38	25,409	26,256
6.00% 11/15/38	21,200	22,652
6.00% 12/15/38	46,015	47,335
6.00% 8/15/39	4,038	4,101
6.00% 10/15/39	2,148	2,186
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 6/15/40	2,419	$2,455
6.00% 12/15/40	144,696	149,205
6.50% 5/15/38	7,014	7,207
6.50% 7/15/38	55,844	57,419
6.50% 10/15/38	3,746	3,902
6.50% 2/15/39	58,960	60,216
6.50% 8/15/39	3,085	3,170
GNMA II S.F. 30 yr
2.00% 1/20/51	3,091,576	2,534,725
2.00% 4/20/51	5,619,043	4,603,661
2.00% 5/20/51	3,452,348	2,828,486
2.00% 6/20/51	4,492,914	3,681,003
2.00% 9/20/51	6,103,650	5,000,604
2.00% 12/20/51	4,242,283	3,475,584
2.00% 1/20/52	3,868,847	3,170,815
2.00% 5/20/52	1,037,372	850,196
2.50% 12/20/46	498,120	430,101
2.50% 7/20/50	1,288,508	1,100,308
2.50% 8/20/50	3,672,504	3,137,153
2.50% 10/20/50	3,958,999	3,379,421
2.50% 4/20/51	5,151,103	4,391,439
2.50% 7/20/51	5,766,011	4,914,966
2.50% 8/20/51	2,740,809	2,336,127
2.50% 9/20/51	4,126,639	3,516,900
2.50% 1/20/52	2,553,358	2,174,329
2.50% 3/20/52	690,502	587,999
2.50% 4/20/52	964,549	821,364
2.50% 5/20/52	2,195,596	1,869,777
3.00% 9/20/42	532,859	479,159
3.00% 11/20/42	268,784	241,696
3.00% 12/20/42	427,582	384,491
3.00% 1/20/43	411,851	370,354
3.00% 2/20/43	768,187	692,894
3.00% 3/20/43	1,110,125	985,180
3.00% 6/20/43	351,942	316,476
3.00% 9/20/43	649,286	583,851
3.00% 12/20/44	366,679	329,721
3.00% 3/20/45	349,050	312,593
3.00% 4/20/45	304,279	273,608
3.00% 6/20/45	505,412	451,972
3.00% 8/20/45	697,177	623,920
3.00% 12/20/45	144,975	129,994
3.00% 5/20/46	575,979	515,318
3.00% 9/20/46	688,165	615,241
3.00% 10/20/46	706,376	631,431
3.00% 11/20/46	583,592	521,674
3.00% 12/20/46	1,415,420	1,265,063
3.00% 1/20/47	1,083,298	966,068
3.00% 2/20/47	392,451	350,845
3.00% 6/20/47	440,401	393,539
3.00% 1/20/48	362,911	324,076
3.00% 12/20/49	446,117	396,158
3.00% 2/20/50	1,165,132	1,035,875
3.00% 6/20/50	2,472,092	2,183,310
LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 7/20/50	3,917,009	$3,459,436
3.00% 8/20/51	1,590,221	1,402,162
3.50% 12/20/41	361,599	335,658
3.50% 4/20/42	170,234	158,077
3.50% 6/20/42	516,863	480,030
3.50% 10/20/42	215,513	200,230
3.50% 12/20/42	467,970	434,809
3.50% 2/20/43	792,886	736,770
3.50% 3/20/43	474,706	440,441
3.50% 5/20/43	564,914	524,989
3.50% 9/20/43	645,118	599,717
3.50% 1/20/44	624,316	579,509
3.50% 12/20/44	317,502	293,699
3.50% 3/20/45	268,401	248,225
3.50% 4/20/45	1,445,394	1,332,383
3.50% 6/20/45	543,000	502,097
3.50% 10/20/45	559,645	516,456
3.50% 11/20/45	371,263	343,179
3.50% 12/20/45	130,009	120,176
3.50% 3/20/46	488,359	449,128
3.50% 6/20/46	948,416	876,222
3.50% 7/20/46	565,987	522,873
3.50% 1/20/47	434,981	401,066
3.50% 6/20/47	592,088	546,401
3.50% 7/20/47	536,407	495,178
3.50% 9/20/47	590,652	543,940
3.50% 10/20/47	836,280	770,092
3.50% 11/20/47	550,811	506,802
3.50% 12/20/47	242,799	223,433
3.50% 1/20/48	536,139	493,175
3.50% 6/20/48	675,994	622,489
3.50% 8/20/49	302,180	277,910
3.50% 11/20/49	475,646	437,442
3.50% 12/20/49	987,011	906,855
3.50% 7/20/52	236,854	215,469
3.50% 10/20/52	1,368,159	1,244,627
4.00% 8/20/40	105,498	101,442
4.00% 10/20/41	21,448	20,624
4.00% 11/20/41	379,958	365,350
4.00% 12/20/41	154,243	148,313
4.00% 5/20/42	348,733	335,320
4.00% 7/20/42	224,627	215,987
4.00% 8/20/42	170,053	163,512
4.00% 8/20/43	250,429	240,794
4.00% 3/20/44	333,890	320,840
4.00% 8/20/44	474,109	455,333
4.00% 10/20/44	135,658	130,230
4.00% 12/20/44	486,827	467,046
4.00% 1/20/45	100,877	96,809
4.00% 2/20/45	260,641	250,130
4.00% 8/20/45	171,583	164,175
4.00% 9/20/45	243,055	232,101
4.00% 10/20/45	364,680	348,095
4.00% 11/20/45	238,224	227,179
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 1/20/46	51,538	$49,152
4.00% 6/20/46	232,954	222,315
4.00% 1/20/47	190,786	181,119
4.00% 4/20/47	328,560	311,489
4.00% 6/20/47	239,507	227,531
4.00% 7/20/47	83,500	79,290
4.00% 8/20/47	343,346	325,876
4.00% 5/20/49	459,803	434,725
4.00% 7/20/49	373,286	352,927
4.00% 3/20/50	570,283	538,844
4.00% 10/20/52	3,706,635	3,467,657
4.00% 11/20/52	703,656	658,290
4.50% 7/20/41	528,031	520,315
4.50% 12/20/43	331,413	326,057
4.50% 3/20/44	214,452	211,582
4.50% 4/20/45	160,427	158,280
4.50% 4/20/47	105,801	103,797
4.50% 7/20/47	105,395	103,008
4.50% 9/20/47	53,939	52,734
4.50% 3/20/48	158,641	154,681
4.50% 7/20/48	611,432	595,191
4.50% 10/20/52	278,852	268,049
4.50% 1/20/53	3,649,127	3,507,279
4.50% 3/20/53	968,171	930,536
4.50% 6/20/53	1,476,074	1,418,024
5.00% 4/20/43	272,046	274,360
5.00% 7/20/48	123,701	123,420
5.00% 5/20/53	2,435,443	2,393,110
5.00% 7/20/53	3,623,565	3,560,579
5.50% 12/20/52	908,994	908,991
5.50% 5/20/53	479,822	479,506
5.50% 7/20/53	1,952,912	1,951,627
5.50% 8/20/53	958,070	957,440
5.50% 10/20/53	992,830	992,177
6.00% 12/20/52	529,239	534,177
6.00% 9/20/53	1,732,012	1,748,172
GNMA II S.F. 30 yr TBA
3.00% 4/20/54	1,225,000	1,080,173
5.00% 4/20/54	2,775,000	2,727,150
5.50% 4/20/54	3,225,000	3,221,971
6.00% 4/20/54	4,450,000	4,488,893
6.50% 4/20/54	5,725,000	5,820,452
Total Agency Mortgage-Backed Securities (Cost $739,602,953)		649,360,149
AGENCY OBLIGATIONS–0.91%
Federal Farm Credit Banks Funding Corp.
4.38% 6/23/26	1,000,000	994,479
4.50% 3/2/26	4,000,000	3,985,933
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	917,988
3.25% 11/16/28	1,255,000	1,200,688
4.63% 6/6/25	900,000	896,594
Series 677 5.50% 7/15/36	300,000	329,655
LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
0.38% 9/23/25	185,000	$173,289
6.25% 7/15/32	750,000	852,480
6.75% 9/15/29	100,000	111,535
6.75% 3/15/31	300,000	343,556
Federal National Mortgage Association
0.38% 8/25/25	2,850,000	2,677,091
0.75% 10/8/27	850,000	749,350
0.88% 8/5/30	5,000,000	4,048,267
2.13% 4/24/26	1,765,000	1,677,649
5.63% 7/15/37	100,000	110,349
6.25% 5/15/29	500,000	544,635
6.63% 11/15/30	300,000	338,595
7.13% 1/15/30	500,000	571,650
7.25% 5/15/30	500,000	578,509
Japan International Cooperation Agency
2.13% 10/20/26	200,000	186,910
3.38% 6/12/28	200,000	189,569
Tennessee Valley Authority
4.63% 9/15/60	150,000	142,113
4.65% 6/15/35	500,000	495,489
Series B 4.70% 7/15/33	200,000	206,269
5.38% 4/1/56	200,000	214,858
5.88% 4/1/36	75,000	83,517
6.15% 1/15/38	100,000	115,947
7.13% 5/1/30	100,000	114,423
Total Agency Obligations (Cost $23,342,579)		22,851,387
CORPORATE BONDS–24.75%
Advertising–0.02%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	83,776
3.38% 3/1/41	70,000	52,243
5.38% 6/15/33	175,000	174,599
Omnicom Group, Inc. 2.45% 4/30/30	100,000	85,827
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	194,253
		590,698
Aerospace & Defense–0.46%
Boeing Co.
2.60% 10/30/25	100,000	95,138
2.70% 2/1/27	75,000	69,083
2.75% 2/1/26	150,000	142,196
2.95% 2/1/30	150,000	129,549
3.10% 5/1/26	100,000	94,898
3.20% 3/1/29	100,000	89,335
3.25% 2/1/28	150,000	138,004
3.25% 3/1/28	95,000	87,079
3.25% 2/1/35	100,000	78,688
3.55% 3/1/38	65,000	49,452
3.60% 5/1/34	100,000	82,863
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
3.63% 2/1/31	85,000	$74,808
3.63% 3/1/48	35,000	23,834
3.75% 2/1/50	150,000	104,346
3.85% 11/1/48	35,000	24,665
3.90% 5/1/49	100,000	71,252
3.95% 8/1/59	150,000	102,644
4.88% 5/1/25	285,000	281,834
5.04% 5/1/27	250,000	245,285
5.15% 5/1/30	500,000	483,753
5.71% 5/1/40	450,000	430,714
5.81% 5/1/50	500,000	473,064
5.93% 5/1/60	350,000	328,137
6.13% 2/15/33	50,000	50,984
6.88% 3/15/39	100,000	106,272
General Dynamics Corp.
2.13% 8/15/26	150,000	140,565
2.63% 11/15/27	100,000	92,624
3.50% 5/15/25	150,000	147,296
3.75% 5/15/28	160,000	154,844
4.25% 4/1/50	300,000	261,286
L3Harris Technologies, Inc.
3.83% 4/27/25	250,000	245,739
3.85% 12/15/26	75,000	72,479
4.40% 6/15/28	150,000	145,897
4.85% 4/27/35	70,000	66,916
5.05% 4/27/45	70,000	66,095
5.40% 1/15/27	165,000	166,177
5.40% 7/31/33	250,000	251,571
Lockheed Martin Corp.
1.85% 6/15/30	45,000	37,926
2.80% 6/15/50	50,000	33,088
3.60% 3/1/35	150,000	132,861
3.80% 3/1/45	250,000	204,689
4.07% 12/15/42	279,000	241,835
4.50% 5/15/36	40,000	37,990
4.70% 5/15/46	109,000	101,770
4.75% 2/15/34	350,000	345,425
4.80% 8/15/34	115,000	113,726
5.10% 11/15/27	100,000	101,144
5.25% 1/15/33	200,000	205,578
5.70% 11/15/54	70,000	74,601
5.90% 11/15/63	90,000	98,581
Northrop Grumman Corp.
3.20% 2/1/27	100,000	95,644
3.25% 1/15/28	125,000	118,115
4.70% 3/15/33	115,000	112,266
4.90% 6/1/34	250,000	245,662
5.05% 11/15/40	100,000	96,877
5.25% 5/1/50	600,000	588,557
7.75% 2/15/31	150,000	173,270
RTX Corp.
2.25% 7/1/30	100,000	85,373
2.38% 3/15/32	200,000	164,764
LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
RTX Corp. (continued)
3.03% 3/15/52	140,000	$92,700
3.13% 5/4/27	350,000	331,549
3.13% 7/1/50	600,000	409,502
3.50% 3/15/27	107,000	102,813
3.75% 11/1/46	100,000	77,390
3.95% 8/16/25	75,000	73,767
4.05% 5/4/47	50,000	40,781
4.13% 11/16/28	180,000	174,111
4.15% 5/15/45	250,000	207,494
4.35% 4/15/47	70,000	59,592
4.45% 11/16/38	60,000	54,043
4.50% 6/1/42	400,000	356,897
4.63% 11/16/48	100,000	88,890
4.70% 12/15/41	200,000	180,862
5.38% 2/27/53	160,000	157,795
		11,487,294
Agriculture–0.33%
Altria Group, Inc.
2.35% 5/6/25	40,000	38,711
2.45% 2/4/32	500,000	405,736
2.63% 9/16/26	145,000	136,666
3.40% 5/6/30	25,000	22,704
3.40% 2/4/41	415,000	304,440
3.88% 9/16/46	200,000	149,801
4.00% 2/4/61	385,000	283,384
4.40% 2/14/26	65,000	64,031
4.45% 5/6/50	40,000	31,805
4.50% 5/2/43	100,000	84,257
4.80% 2/14/29	225,000	222,790
5.38% 1/31/44	63,000	62,053
5.80% 2/14/39	165,000	167,198
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	159,636
4.50% 3/15/49	500,000	438,698
BAT Capital Corp.
2.26% 3/25/28	75,000	66,764
2.73% 3/25/31	150,000	126,121
3.22% 9/6/26	150,000	142,712
3.46% 9/6/29	200,000	182,542
3.56% 8/15/27	200,000	189,389
3.73% 9/25/40	65,000	48,170
3.98% 9/25/50	100,000	70,330
4.39% 8/15/37	275,000	231,153
4.54% 8/15/47	240,000	185,302
4.76% 9/6/49	100,000	79,589
4.91% 4/2/30	400,000	391,308
6.42% 8/2/33	250,000	261,518
7.08% 8/2/53	125,000	134,756
7.75% 10/19/32	110,000	124,131
BAT International Finance PLC
1.67% 3/25/26	100,000	93,076
5.93% 2/2/29	195,000	200,153
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	$47,359
3.25% 8/15/26	45,000	43,024
3.75% 9/25/27	55,000	52,783
Philip Morris International, Inc.
0.88% 5/1/26	250,000	229,548
2.10% 5/1/30	55,000	46,731
2.75% 2/25/26	100,000	95,862
3.13% 8/17/27	150,000	141,837
3.38% 8/15/29	100,000	92,748
4.25% 11/10/44	85,000	71,212
4.50% 3/20/42	100,000	87,368
4.88% 2/13/26	100,000	99,601
4.88% 2/15/28	350,000	349,036
5.00% 11/17/25	120,000	119,688
5.13% 11/17/27	155,000	155,802
5.13% 2/15/30	100,000	99,999
5.25% 9/7/28	250,000	252,917
5.50% 9/7/30	250,000	254,788
5.63% 9/7/33	250,000	255,661
5.75% 11/17/32	115,000	118,728
6.38% 5/16/38	150,000	164,179
Reynolds American, Inc.
4.45% 6/12/25	105,000	103,596
5.70% 8/15/35	50,000	48,824
5.85% 8/15/45	180,000	166,958
6.15% 9/15/43	125,000	123,981
		8,321,154
Airlines–0.07%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	40,334	36,726
3.20% 12/15/29	337,250	309,689
3.65% 2/15/29	66,250	62,511
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	118,608	107,217
♦JetBlue Pass-Through Trust
2.75% 11/15/33	40,855	35,169
4.00% 5/15/34	20,092	18,617
Southwest Airlines Co.
2.63% 2/10/30	100,000	86,969
5.13% 6/15/27	265,000	264,477
5.25% 5/4/25	115,000	114,541
♦Spirit Airlines Pass-Through Trust 4.10% 10/1/29	14,081	12,915
♦United Airlines Pass-Through Trust
2.70% 11/1/33	79,180	67,733
3.10% 1/7/30	65,702	60,230
3.50% 9/1/31	99,194	91,116
3.75% 3/3/28	105,235	101,937
4.15% 2/25/33	84,460	79,003
4.88% 7/15/27	33,360	32,824
LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust (continued)
5.88% 4/15/29	179,691	$179,084
		1,660,758
Apparel–0.06%
NIKE, Inc.
2.38% 11/1/26	150,000	141,291
2.85% 3/27/30	500,000	451,780
3.38% 11/1/46	100,000	76,182
3.63% 5/1/43	100,000	82,119
3.88% 11/1/45	100,000	83,536
PVH Corp. 4.63% 7/10/25	30,000	29,549
Ralph Lauren Corp.
2.95% 6/15/30	55,000	49,255
3.75% 9/15/25	100,000	97,794
Tapestry, Inc.
3.05% 3/15/32	100,000	82,121
4.13% 7/15/27	35,000	33,404
7.35% 11/27/28	155,000	163,324
7.85% 11/27/33	110,000	119,382
VF Corp. 2.40% 4/23/25	200,000	192,514
		1,602,251
Auto Manufacturers–0.55%
American Honda Finance Corp.
1.30% 9/9/26	165,000	151,124
2.00% 3/24/28	115,000	103,556
2.35% 1/8/27	100,000	93,566
4.60% 4/17/25	250,000	248,042
4.60% 4/17/30	250,000	246,026
4.70% 1/12/28	175,000	174,262
4.90% 1/10/34	160,000	157,548
5.25% 7/7/26	150,000	150,860
5.85% 10/4/30	220,000	230,098
Cummins, Inc.
0.75% 9/1/25	85,000	80,065
4.88% 10/1/43	64,000	61,560
Ford Motor Credit Co. LLC
5.80% 3/5/27	600,000	602,219
6.05% 3/5/31	750,000	755,333
6.80% 11/7/28	205,000	213,974
6.95% 6/10/26	1,000,000	1,021,725
7.12% 11/7/33	285,000	306,635
7.20% 6/10/30	1,000,000	1,061,369
General Motors Co.
5.00% 10/1/28	150,000	149,303
5.15% 4/1/38	125,000	117,328
5.40% 4/1/48	200,000	183,411
5.95% 4/1/49	100,000	98,598
6.25% 10/2/43	350,000	358,031
6.60% 4/1/36	305,000	324,232
6.75% 4/1/46	75,000	80,993
6.80% 10/1/27	200,000	209,415
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
1.25% 1/8/26	250,000	$232,647
2.35% 2/26/27	150,000	138,497
2.35% 1/8/31	250,000	206,432
2.40% 4/10/28	100,000	89,807
2.70% 8/20/27	250,000	230,398
3.10% 1/12/32	150,000	127,050
3.60% 6/21/30	250,000	225,676
3.80% 4/7/25	75,000	73,637
3.85% 1/5/28	100,000	95,230
4.30% 7/13/25	100,000	98,481
4.35% 4/9/25	115,000	113,580
4.35% 1/17/27	180,000	175,799
5.75% 2/8/31	75,000	75,813
5.80% 6/23/28	200,000	203,913
5.85% 4/6/30	145,000	147,892
6.00% 1/9/28	100,000	102,515
6.05% 10/10/25	250,000	251,851
6.10% 1/7/34	250,000	256,698
Honda Motor Co. Ltd.
2.53% 3/10/27	85,000	79,676
2.97% 3/10/32	100,000	88,563
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	243,515
PACCAR Financial Corp.
2.85% 4/7/25	100,000	97,712
4.45% 3/30/26	100,000	99,229
4.60% 1/10/28	100,000	99,574
4.95% 8/10/28	250,000	252,011
Toyota Motor Corp.
1.34% 3/25/26	200,000	186,625
2.76% 7/2/29	70,000	64,800
3.67% 7/20/28	105,000	102,663
5.12% 7/13/33	250,000	263,797
Toyota Motor Credit Corp.
0.80% 1/9/26	250,000	232,483
1.15% 8/13/27	120,000	106,573
1.90% 1/13/27	200,000	184,662
1.90% 4/6/28	100,000	89,799
2.40% 1/13/32	200,000	168,754
3.05% 3/22/27	200,000	190,254
3.20% 1/11/27	100,000	95,663
3.40% 4/14/25	150,000	147,152
4.45% 5/18/26	250,000	247,599
4.55% 9/20/27	250,000	247,572
4.63% 1/12/28	160,000	159,358
5.00% 3/19/27	65,000	65,199
5.10% 3/21/31	145,000	146,140
5.45% 11/10/27	200,000	203,785
		13,888,347
LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.03%
Aptiv PLC
4.35% 3/15/29	65,000	$63,021
5.40% 3/15/49	150,000	136,882
Aptiv PLC/Aptiv Corp.
3.25% 3/1/32	100,000	86,980
4.15% 5/1/52	125,000	95,743
BorgWarner, Inc. 2.65% 7/1/27	125,000	115,734
Lear Corp.
3.80% 9/15/27	100,000	95,835
4.25% 5/15/29	50,000	47,791
		641,986
Banks–5.43%
Banco Bilbao Vizcaya Argentaria SA 1.13% 9/18/25	200,000	187,784
Banco Santander SA
μ1.72% 9/14/27	200,000	182,421
1.85% 3/25/26	200,000	186,823
2.75% 5/28/25	200,000	193,347
2.96% 3/25/31	200,000	172,334
3.49% 5/28/30	200,000	181,327
4.25% 4/11/27	200,000	193,788
4.38% 4/12/28	200,000	193,572
5.18% 11/19/25	200,000	197,754
5.59% 8/8/28	200,000	202,825
6.61% 11/7/28	200,000	211,361
6.92% 8/8/33	200,000	209,294
6.94% 11/7/33	250,000	276,135
Bank of America Corp.
μ1.20% 10/24/26	850,000	795,571
μ1.32% 6/19/26	900,000	855,505
μ1.66% 3/11/27	250,000	232,879
μ1.73% 7/22/27	305,000	281,195
μ1.90% 7/23/31	200,000	164,147
μ1.92% 10/24/31	350,000	285,187
μ2.09% 6/14/29	750,000	662,759
μ2.30% 7/21/32	500,000	409,154
μ2.48% 9/21/36	300,000	239,950
μ2.50% 2/13/31	300,000	258,432
μ2.55% 2/4/28	200,000	185,904
μ2.57% 10/20/32	250,000	207,406
μ2.65% 3/11/32	250,000	211,246
μ2.68% 6/19/41	300,000	213,458
μ2.83% 10/24/51	75,000	49,003
μ2.88% 10/22/30	200,000	177,713
μ2.97% 2/4/33	1,125,000	956,745
μ2.97% 7/21/52	500,000	336,431
μ3.19% 7/23/30	250,000	227,041
3.25% 10/21/27	500,000	474,028
μ3.42% 12/20/28	480,000	450,307
μ3.48% 3/13/52	250,000	186,452
3.50% 4/19/26	350,000	339,419
μ3.56% 4/23/27	300,000	289,477
μ3.59% 7/21/28	350,000	332,668
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ3.82% 1/20/28	250,000	$240,789
μ3.85% 3/8/37	200,000	176,813
3.88% 8/1/25	400,000	393,712
3.95% 4/21/25	250,000	245,997
μ3.95% 1/23/49	250,000	204,713
μ3.97% 2/7/30	375,000	355,366
4.18% 11/25/27	250,000	242,670
4.25% 10/22/26	433,000	423,411
μ4.27% 7/23/29	400,000	385,566
μ4.38% 4/27/28	250,000	244,049
μ4.44% 1/20/48	200,000	175,525
4.45% 3/3/26	430,000	423,550
μ4.57% 4/27/33	250,000	237,479
5.00% 1/21/44	350,000	338,727
μ5.20% 4/25/29	200,000	200,189
μ5.29% 4/25/34	200,000	199,392
μ5.47% 1/23/35	200,000	201,304
μ5.82% 9/15/29	250,000	256,335
μ5.87% 9/15/34	250,000	259,293
5.88% 2/7/42	218,000	232,570
μ5.93% 9/15/27	250,000	253,351
6.11% 1/29/37	200,000	212,419
μ6.20% 11/10/28	130,000	134,479
7.75% 5/14/38	200,000	242,643
Bank of America NA
5.53% 8/18/26	250,000	252,536
6.00% 10/15/36	400,000	424,339
Bank of Montreal
1.25% 9/15/26	200,000	182,454
2.65% 3/8/27	135,000	126,538
4.70% 9/14/27	200,000	198,304
5.20% 2/1/28	200,000	201,481
5.27% 12/11/26	415,000	416,837
5.30% 6/5/26	250,000	250,646
5.72% 9/25/28	250,000	256,750
Bank of New York Mellon Corp.
3.00% 10/30/28	55,000	50,688
3.25% 5/16/27	150,000	143,070
3.30% 8/23/29	350,000	323,144
μ3.44% 2/7/28	180,000	172,596
3.85% 4/28/28	100,000	97,099
3.95% 11/18/25	100,000	97,952
μ4.95% 4/26/27	60,000	59,726
μ4.97% 4/26/34	85,000	83,440
μ5.80% 10/25/28	180,000	184,845
μ5.83% 10/25/33	145,000	151,411
μ6.32% 10/25/29	160,000	168,837
μ6.47% 10/25/34	350,000	381,141
Bank of Nova Scotia
1.05% 3/2/26	250,000	231,204
1.30% 6/11/25	500,000	476,766
1.30% 9/15/26	100,000	91,301
LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
2.45% 2/2/32	200,000	$165,604
2.70% 8/3/26	200,000	189,295
2.95% 3/11/27	200,000	188,814
3.45% 4/11/25	90,000	88,215
4.50% 12/16/25	150,000	147,515
μ4.59% 5/4/37	65,000	58,922
4.85% 2/1/30	105,000	104,232
5.65% 2/1/34	250,000	257,539
BankUnited, Inc. 5.13% 6/11/30	200,000	185,536
Barclays PLC
μ2.28% 11/24/27	200,000	183,927
μ2.65% 6/24/31	300,000	253,245
μ2.67% 3/10/32	200,000	166,058
μ2.85% 5/7/26	200,000	193,860
μ2.89% 11/24/32	200,000	166,314
μ3.33% 11/24/42	200,000	146,660
μ3.81% 3/10/42	200,000	154,238
4.34% 1/10/28	200,000	192,945
4.38% 1/12/26	200,000	196,216
4.95% 1/10/47	200,000	182,646
μ4.97% 5/16/29	200,000	196,004
5.20% 5/12/26	500,000	494,851
5.25% 8/17/45	200,000	191,178
μ5.75% 8/9/33	600,000	602,554
μ5.83% 5/9/27	200,000	200,425
μ6.22% 5/9/34	200,000	206,280
μ6.69% 9/13/34	205,000	218,395
μ7.39% 11/2/28	200,000	212,092
μ7.44% 11/2/33	200,000	222,151
BPCE SA 3.38% 12/2/26	250,000	240,161
Canadian Imperial Bank of Commerce
0.95% 10/23/25	105,000	98,579
3.60% 4/7/32	90,000	81,465
5.62% 7/17/26	400,000	403,526
5.99% 10/3/28	350,000	363,056
Citibank NA
5.80% 9/29/28	500,000	517,583
5.86% 9/29/25	375,000	378,594
Citigroup, Inc.
μ2.52% 11/3/32	145,000	118,911
μ2.56% 5/1/32	140,000	116,761
μ2.67% 1/29/31	300,000	260,000
μ2.90% 11/3/42	100,000	71,807
μ3.06% 1/25/33	135,000	114,771
μ3.07% 2/24/28	250,000	235,155
μ3.11% 4/8/26	1,600,000	1,559,500
3.20% 10/21/26	300,000	285,706
μ3.52% 10/27/28	250,000	235,729
μ3.67% 7/24/28	200,000	190,097
3.70% 1/12/26	400,000	389,420
μ3.79% 3/17/33	300,000	267,973
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ3.88% 1/24/39	250,000	$212,903
μ3.98% 3/20/30	750,000	706,661
4.13% 7/25/28	380,000	364,243
4.30% 11/20/26	400,000	390,376
4.45% 9/29/27	300,000	291,839
4.60% 3/9/26	105,000	103,334
4.65% 7/30/45	250,000	225,752
4.65% 7/23/48	250,000	226,208
4.75% 5/18/46	150,000	133,203
μ5.17% 2/13/30	150,000	149,300
5.50% 9/13/25	200,000	199,909
μ5.83% 2/13/35	250,000	247,497
5.88% 2/22/33	200,000	206,595
5.88% 1/30/42	150,000	158,624
6.00% 10/31/33	100,000	102,975
μ6.17% 5/25/34	200,000	203,098
μ6.27% 11/17/33	335,000	353,816
6.63% 6/15/32	100,000	107,178
6.68% 9/13/43	150,000	167,571
8.13% 7/15/39	350,000	447,851
μCitizens Financial Group, Inc. 5.84% 1/23/30	250,000	249,641
Comerica Bank 4.00% 7/27/25	250,000	242,561
μComerica, Inc. 5.98% 1/30/30	125,000	123,497
Cooperatieve Rabobank UA
5.25% 5/24/41	150,000	153,598
5.25% 8/4/45	250,000	245,331
Credit Suisse AG 7.50% 2/15/28	600,000	646,973
Deutsche Bank AG
μ2.13% 11/24/26	150,000	141,452
μ2.55% 1/7/28	350,000	321,363
μ3.55% 9/18/31	355,000	312,627
4.10% 1/13/26	200,000	195,213
μ6.12% 7/14/26	165,000	165,624
μ6.82% 11/20/29	150,000	156,811
μ7.08% 2/10/34	200,000	205,686
μ7.15% 7/13/27	330,000	339,145
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	200,141
2.55% 5/5/27	120,000	110,639
μ4.06% 4/25/28	90,000	85,934
μ5.63% 1/29/32	70,000	70,072
μ6.34% 7/27/29	55,000	56,698
8.25% 3/1/38	100,000	119,973
Fifth Third Bank NA 3.95% 7/28/25	200,000	195,966
First Horizon Corp. 4.00% 5/26/25	100,000	97,586
Goldman Sachs Group, Inc.
μ1.09% 12/9/26	100,000	92,897
μ1.43% 3/9/27	200,000	185,218
μ1.95% 10/21/27	430,000	395,266
μ2.38% 7/21/32	855,000	701,406
LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ2.64% 2/24/28	90,000	$83,824
μ2.65% 10/21/32	175,000	145,604
μ2.91% 7/21/42	290,000	208,519
μ3.10% 2/24/33	200,000	171,049
μ3.44% 2/24/43	100,000	77,461
μ3.62% 3/15/28	400,000	382,614
μ3.69% 6/5/28	135,000	129,169
3.75% 5/22/25	750,000	736,034
3.80% 3/15/30	600,000	561,901
μ3.81% 4/23/29	400,000	379,189
3.85% 1/26/27	300,000	290,844
μ4.02% 10/31/38	350,000	301,381
μ4.22% 5/1/29	500,000	481,267
μ4.41% 4/23/39	500,000	447,591
4.75% 10/21/45	150,000	138,194
5.15% 5/22/45	360,000	348,065
μ5.80% 8/10/26	180,000	180,583
5.95% 1/15/27	200,000	204,318
6.25% 2/1/41	255,000	277,661
6.45% 5/1/36	200,000	213,358
μ6.48% 10/24/29	500,000	526,060
μ6.56% 10/24/34	500,000	545,498
HSBC Bank USA NA 7.00% 1/15/39	100,000	115,682
HSBC Holdings PLC
μ1.59% 5/24/27	210,000	193,236
μ1.65% 4/18/26	225,000	215,510
μ2.01% 9/22/28	355,000	317,404
μ2.10% 6/4/26	290,000	278,124
μ2.36% 8/18/31	200,000	166,694
μ2.85% 6/4/31	250,000	215,636
3.90% 5/25/26	400,000	389,468
μ3.97% 5/22/30	435,000	406,543
μ4.04% 3/13/28	200,000	192,803
μ4.29% 9/12/26	600,000	588,978
4.30% 3/8/26	250,000	245,386
4.38% 11/23/26	375,000	366,455
μ4.58% 6/19/29	235,000	228,047
μ4.76% 3/29/33	200,000	185,884
μ5.40% 8/11/33	1,000,000	997,160
μ5.89% 8/14/27	250,000	252,187
6.10% 1/14/42	200,000	216,448
μ6.25% 3/9/34	250,000	263,466
μ6.33% 3/9/44	200,000	214,514
6.50% 5/2/36	200,000	207,400
6.50% 9/15/37	200,000	208,208
μ6.55% 6/20/34	250,000	258,958
6.80% 6/1/38	200,000	213,457
μ7.39% 11/3/28	250,000	265,978
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	212,688
4.00% 5/15/25	150,000	147,321
μ5.02% 5/17/33	70,000	66,697
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares, Inc. (continued)
μ6.21% 8/21/29	250,000	$255,878
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	237,942
ING Groep NV
μ1.73% 4/1/27	200,000	185,634
4.05% 4/9/29	370,000	351,331
μ4.25% 3/28/33	200,000	185,273
μ6.08% 9/11/27	200,000	202,470
μ6.11% 9/11/34	200,000	207,649
JPMorgan Chase & Co.
μ1.04% 2/4/27	250,000	231,364
μ1.47% 9/22/27	190,000	173,366
μ1.76% 11/19/31	350,000	283,518
μ1.95% 2/4/32	150,000	122,211
μ2.07% 6/1/29	280,000	248,375
μ2.18% 6/1/28	700,000	640,314
μ2.53% 11/19/41	350,000	244,245
μ2.55% 11/8/32	250,000	208,027
μ2.74% 10/15/30	460,000	407,364
2.95% 10/1/26	500,000	476,580
μ2.95% 2/24/28	150,000	140,938
μ2.96% 5/13/31	80,000	69,933
μ2.96% 1/25/33	200,000	170,766
μ3.11% 4/22/41	300,000	228,588
μ3.11% 4/22/51	700,000	486,356
3.20% 6/15/26	450,000	433,008
3.30% 4/1/26	500,000	484,161
μ3.51% 1/23/29	310,000	293,239
μ3.54% 5/1/28	150,000	143,297
3.63% 12/1/27	260,000	247,573
μ3.70% 5/6/30	250,000	234,225
3.90% 7/15/25	500,000	491,751
μ3.96% 1/29/27	500,000	488,064
μ3.96% 11/15/48	200,000	163,570
μ4.01% 4/23/29	350,000	335,482
μ4.08% 4/26/26	250,000	246,170
4.13% 12/15/26	500,000	487,528
μ4.20% 7/23/29	300,000	289,222
μ4.32% 4/26/28	250,000	244,230
μ4.45% 12/5/29	200,000	194,972
μ4.57% 6/14/30	140,000	136,514
μ4.59% 4/26/33	210,000	201,214
4.95% 6/1/45	500,000	475,412
μ5.01% 1/23/30	100,000	99,590
μ5.04% 1/23/28	125,000	124,569
μ5.30% 7/24/29	280,000	282,080
μ5.34% 1/23/35	95,000	95,371
μ5.35% 6/1/34	615,000	617,373
5.40% 1/6/42	200,000	203,951
5.50% 10/15/40	100,000	102,455
5.60% 7/15/41	500,000	523,533
μ5.72% 9/14/33	1,155,000	1,178,056
LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ6.09% 10/23/29	230,000	$239,111
μ6.25% 10/23/34	160,000	170,943
6.40% 5/15/38	450,000	506,181
8.00% 4/29/27	100,000	108,709
JPMorgan Chase Bank NA 5.11% 12/8/26	250,000	250,718
KeyBank NA
4.39% 12/14/27	400,000	377,596
5.85% 11/15/27	250,000	247,933
KeyCorp 2.25% 4/6/27	250,000	225,016
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	116,890
^0.00% 6/29/37	500,000	276,559
0.38% 7/18/25	920,000	867,736
0.63% 1/22/26	450,000	418,160
1.75% 9/14/29	140,000	122,752
2.00% 5/2/25	400,000	387,238
2.88% 4/3/28	525,000	495,989
3.00% 5/20/27	315,000	301,514
3.63% 4/1/26	270,000	264,509
3.75% 2/15/28	425,000	415,266
3.88% 6/15/28	205,000	200,915
4.00% 3/15/29	80,000	78,826
4.13% 7/15/33	200,000	196,446
4.63% 8/7/26	350,000	350,058
4.75% 10/29/30	400,000	409,807
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	137,638
0.88% 3/30/26	160,000	148,386
2.50% 11/15/27	300,000	280,379
5.00% 10/24/33	600,000	628,944
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	184,136
3.75% 1/11/27	235,000	226,219
μ3.75% 3/18/28	200,000	191,448
4.34% 1/9/48	150,000	119,497
4.38% 3/22/28	200,000	194,122
4.45% 5/8/25	200,000	197,555
4.65% 3/24/26	200,000	196,047
μ5.46% 1/5/28	250,000	250,055
μ5.68% 1/5/35	200,000	201,180
μ5.87% 3/6/29	200,000	203,235
μ5.99% 8/7/27	200,000	201,884
μ7.95% 11/15/33	200,000	225,177
μM&T Bank Corp.
5.05% 1/27/34	170,000	158,047
7.41% 10/30/29	145,000	152,926
Manufacturers & Traders Trust Co. 5.40% 11/21/25	250,000	247,748
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
1.41% 7/17/25	200,000	$190,202
μ1.64% 10/13/27	250,000	228,829
2.05% 7/17/30	200,000	167,695
μ2.34% 1/19/28	200,000	185,486
2.56% 2/25/30	200,000	174,459
μ2.85% 1/19/33	200,000	169,826
3.20% 7/18/29	200,000	183,198
3.29% 7/25/27	200,000	189,764
3.74% 3/7/29	200,000	190,222
3.75% 7/18/39	200,000	172,240
3.85% 3/1/26	400,000	390,603
3.96% 3/2/28	350,000	338,456
4.05% 9/11/28	200,000	194,648
4.15% 3/7/39	70,000	63,487
4.29% 7/26/38	70,000	64,792
μ5.24% 4/19/29	200,000	201,516
μ5.35% 9/13/28	200,000	200,965
μ5.41% 4/19/34	200,000	203,858
μ5.47% 9/13/33	200,000	204,909
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	164,227
μ2.26% 7/9/32	200,000	163,519
2.56% 9/13/31	200,000	163,722
μ3.15% 7/16/30	200,000	181,355
3.17% 9/11/27	200,000	187,677
4.02% 3/5/28	200,000	193,244
μ4.25% 9/11/29	200,000	193,203
μ5.41% 9/13/28	200,000	201,687
μ5.78% 7/6/29	200,000	204,357
Morgan Stanley
μ0.99% 12/10/26	500,000	463,233
μ1.51% 7/20/27	500,000	458,901
μ1.79% 2/13/32	655,000	523,595
μ1.93% 4/28/32	250,000	200,664
μ2.24% 7/21/32	500,000	408,444
μ2.48% 1/21/28	170,000	158,138
μ2.48% 9/16/36	250,000	197,721
μ2.51% 10/20/32	185,000	153,026
μ2.70% 1/22/31	235,000	205,316
μ2.94% 1/21/33	135,000	114,740
3.13% 7/27/26	235,000	224,775
•3.59% 7/22/28	200,000	190,021
μ3.62% 4/1/31	800,000	733,699
3.63% 1/20/27	350,000	338,066
μ3.77% 1/24/29	450,000	428,344
3.88% 1/27/26	265,000	258,837
3.95% 4/23/27	300,000	289,650
•3.97% 7/22/38	130,000	111,349
4.00% 7/23/25	200,000	196,692
μ4.21% 4/20/28	175,000	170,053
4.30% 1/27/45	500,000	439,050
4.35% 9/8/26	300,000	293,524
4.38% 1/22/47	400,000	350,718
LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ4.43% 1/23/30	165,000	$159,788
5.00% 11/24/25	175,000	173,918
μ5.05% 1/28/27	100,000	99,615
μ5.12% 2/1/29	165,000	164,598
μ5.16% 4/20/29	155,000	154,875
μ5.17% 1/16/30	120,000	120,102
μ5.25% 4/21/34	180,000	178,593
μ5.30% 4/20/37	160,000	153,504
μ5.42% 7/21/34	265,000	265,821
μ5.45% 7/20/29	200,000	201,754
μ5.47% 1/18/35	100,000	100,894
μ6.14% 10/16/26	350,000	354,003
6.25% 8/9/26	100,000	102,442
μ6.30% 10/18/28	350,000	362,077
μ6.34% 10/18/33	325,000	347,732
μ6.41% 11/1/29	290,000	304,083
μ6.63% 11/1/34	230,000	251,644
7.25% 4/1/32	100,000	114,075
Morgan Stanley Bank NA
μ4.95% 1/14/28	250,000	248,970
5.48% 7/16/25	250,000	250,971
5.88% 10/30/26	320,000	326,169
National Australia Bank Ltd. 2.50% 7/12/26	250,000	236,803
NatWest Group PLC
μ3.07% 5/22/28	200,000	186,672
μ4.45% 5/8/30	200,000	190,466
4.80% 4/5/26	250,000	247,087
μ5.81% 9/13/29	365,000	370,609
μ7.47% 11/10/26	200,000	205,426
Northern Trust Corp.
1.95% 5/1/30	190,000	161,661
3.65% 8/3/28	100,000	96,087
3.95% 10/30/25	250,000	244,906
4.00% 5/10/27	135,000	131,522
Oesterreichische Kontrollbank AG
4.13% 1/18/29	125,000	123,782
4.25% 3/1/28	145,000	143,944
4.63% 11/3/25	105,000	104,555
5.00% 10/23/26	165,000	166,567
PNC Bank NA
2.70% 10/22/29	250,000	217,062
3.10% 10/25/27	250,000	233,408
3.25% 6/1/25	250,000	243,718
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	227,918
2.55% 1/22/30	150,000	130,898
3.15% 5/19/27	250,000	236,718
3.45% 4/23/29	350,000	326,397
μ4.76% 1/26/27	115,000	113,924
μ5.30% 1/21/28	60,000	60,069
μ5.58% 6/12/29	175,000	177,132
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc. (continued)
μ5.68% 1/22/35	125,000	$126,139
μ5.81% 6/12/26	145,000	145,483
μ5.94% 8/18/34	250,000	256,503
Regions Financial Corp. 2.25% 5/18/25	100,000	96,147
Royal Bank of Canada
0.88% 1/20/26	250,000	232,450
1.40% 11/2/26	250,000	228,346
2.05% 1/21/27	100,000	92,630
2.30% 11/3/31	200,000	166,203
3.63% 5/4/27	200,000	192,416
3.88% 5/4/32	200,000	184,831
4.95% 4/25/25	250,000	249,137
4.95% 2/1/29	180,000	180,431
5.00% 5/2/33	350,000	348,673
5.20% 7/20/26	250,000	250,804
5.20% 8/1/28	250,000	252,489
6.00% 11/1/27	250,000	258,378
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	63,617
3.45% 6/2/25	100,000	97,206
4.40% 7/13/27	220,000	213,402
4.50% 7/17/25	250,000	245,764
μ6.50% 3/9/29	125,000	127,850
μSantander U.K. Group Holdings PLC
1.53% 8/21/26	250,000	235,483
2.47% 1/11/28	200,000	183,794
3.82% 11/3/28	200,000	188,059
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	182,824
1.47% 7/8/25	435,000	414,097
1.90% 9/17/28	200,000	175,235
2.13% 7/8/30	300,000	251,269
2.22% 9/17/31	200,000	163,608
2.93% 9/17/41	100,000	75,632
3.04% 7/16/29	200,000	181,349
3.35% 10/18/27	150,000	141,957
3.36% 7/12/27	200,000	190,010
3.45% 1/11/27	250,000	239,714
3.54% 1/17/28	250,000	237,905
3.78% 3/9/26	200,000	194,885
3.94% 7/19/28	150,000	144,379
5.52% 1/13/28	450,000	458,897
5.77% 1/13/33	200,000	208,394
5.78% 7/13/33	250,000	260,356
6.18% 7/13/43	165,000	182,930
Synovus Bank 5.63% 2/15/28	250,000	242,775
Toronto-Dominion Bank
0.75% 1/6/26	250,000	231,991
1.25% 9/10/26	200,000	182,493
1.95% 1/12/27	250,000	231,093
LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
2.00% 9/10/31	100,000	$81,748
2.45% 1/12/32	250,000	208,263
4.98% 4/5/27	100,000	99,851
4.99% 4/5/29	100,000	100,006
5.10% 1/9/26	350,000	350,605
5.16% 1/10/28	350,000	352,243
5.26% 12/11/26	130,000	130,844
5.52% 7/17/28	200,000	204,255
5.53% 7/17/26	200,000	201,744
Truist Bank
3.30% 5/15/26	200,000	191,947
3.63% 9/16/25	250,000	243,305
4.05% 11/3/25	75,000	73,621
Truist Financial Corp.
1.13% 8/3/27	200,000	175,582
1.20% 8/5/25	165,000	155,975
μ1.27% 3/2/27	145,000	134,053
1.95% 6/5/30	165,000	136,266
3.70% 6/5/25	150,000	147,043
μ4.87% 1/26/29	40,000	39,336
μ5.12% 1/26/34	40,000	38,501
μ5.44% 1/24/30	140,000	139,837
μ5.71% 1/24/35	115,000	115,497
μ5.87% 6/8/34	400,000	404,904
μ6.05% 6/8/27	80,000	81,080
μ6.12% 10/28/33	250,000	258,343
μ7.16% 10/30/29	90,000	95,976
U.S. Bancorp
1.38% 7/22/30	150,000	120,512
1.45% 5/12/25	100,000	95,870
μ2.22% 1/27/28	200,000	184,480
2.38% 7/22/26	150,000	141,326
μ2.68% 1/27/33	200,000	165,383
3.00% 7/30/29	150,000	134,006
3.10% 4/27/26	65,000	62,341
3.90% 4/26/28	250,000	240,584
μ4.65% 2/1/29	250,000	245,018
μ4.84% 2/1/34	250,000	237,390
μ5.38% 1/23/30	110,000	110,486
μ5.68% 1/23/35	120,000	121,168
μ5.73% 10/21/26	155,000	155,838
μ5.78% 6/12/29	250,000	254,363
μ5.85% 10/21/33	155,000	158,034
μ6.79% 10/26/27	250,000	258,880
UBS AG 5.65% 9/11/28	250,000	255,915
UBS Group AG
4.55% 4/17/26	350,000	344,386
4.88% 5/15/45	400,000	371,789
Wachovia Corp. 5.50% 8/1/35	150,000	151,161
Wells Fargo & Co.
μ2.19% 4/30/26	1,000,000	963,029
μ2.39% 6/2/28	205,000	187,637
μ2.57% 2/11/31	115,000	99,132
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ2.88% 10/30/30	500,000	$441,997
3.00% 4/22/26	150,000	143,451
3.00% 10/23/26	300,000	283,991
μ3.35% 3/2/33	390,000	338,375
μ3.53% 3/24/28	140,000	133,251
μ3.58% 5/22/28	755,000	717,788
μ3.91% 4/25/26	145,000	142,311
4.10% 6/3/26	740,000	720,272
4.15% 1/24/29	300,000	289,097
4.30% 7/22/27	750,000	730,543
4.40% 6/14/46	250,000	208,022
μ4.61% 4/25/53	200,000	176,720
4.65% 11/4/44	225,000	196,614
4.75% 12/7/46	350,000	307,022
μ5.01% 4/4/51	950,000	891,935
μ5.20% 1/23/30	140,000	139,705
μ5.39% 4/24/34	195,000	193,786
μ5.50% 1/23/35	140,000	140,330
μ5.56% 7/25/34	600,000	602,317
μ6.30% 10/23/29	385,000	400,993
μ6.49% 10/23/34	355,000	380,764
Wells Fargo Bank NA
4.81% 1/15/26	250,000	248,715
5.25% 12/11/26	400,000	401,555
5.45% 8/7/26	315,000	317,117
5.55% 8/1/25	315,000	316,474
6.60% 1/15/38	450,000	491,453
Westpac Banking Corp.
2.65% 1/16/30	70,000	62,573
μ2.67% 11/15/35	125,000	103,102
2.70% 8/19/26	200,000	190,118
2.85% 5/13/26	150,000	143,790
2.96% 11/16/40	95,000	67,048
3.35% 3/8/27	250,000	239,934
3.40% 1/25/28	100,000	95,110
μ4.11% 7/24/34	95,000	87,748
μ4.32% 11/23/31	250,000	241,268
4.42% 7/24/39	70,000	61,628
5.46% 11/18/27	250,000	255,028
6.82% 11/17/33	350,000	380,398
		136,427,373
Beverages–0.53%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 2/1/26	200,000	195,438
4.70% 2/1/36	950,000	918,478
Anheuser-Busch InBev Worldwide, Inc.
4.00% 4/13/28	270,000	263,357
4.38% 4/15/38	285,000	264,867
4.44% 10/6/48	395,000	351,463
LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.60% 4/15/48	115,000	$105,091
4.75% 1/23/29	395,000	394,885
4.90% 1/23/31	160,000	161,892
4.95% 1/15/42	300,000	291,399
5.00% 6/15/34	250,000	251,487
5.45% 1/23/39	165,000	170,361
5.55% 1/23/49	1,230,000	1,282,445
8.20% 1/15/39	200,000	259,498
Brown-Forman Corp.
3.50% 4/15/25	60,000	58,873
4.00% 4/15/38	85,000	75,623
Coca-Cola Co.
1.00% 3/15/28	145,000	127,133
1.45% 6/1/27	60,000	54,600
1.50% 3/5/28	145,000	129,597
1.65% 6/1/30	700,000	590,004
2.00% 3/5/31	165,000	139,551
2.50% 6/1/40	70,000	50,860
2.50% 3/15/51	165,000	104,393
2.60% 6/1/50	150,000	98,082
2.75% 6/1/60	150,000	97,362
2.90% 5/25/27	100,000	95,190
3.00% 3/5/51	65,000	46,227
Coca-Cola Consolidated, Inc. 3.80% 11/25/25	50,000	48,895
Coca-Cola Femsa SAB de CV 2.75% 1/22/30	300,000	266,396
Constellation Brands, Inc.
3.15% 8/1/29	100,000	91,081
3.50% 5/9/27	30,000	28,627
3.60% 2/15/28	100,000	94,973
3.70% 12/6/26	100,000	96,469
4.10% 2/15/48	100,000	81,440
4.35% 5/9/27	200,000	195,824
4.50% 5/9/47	45,000	38,449
4.65% 11/15/28	125,000	122,862
4.75% 5/9/32	200,000	195,383
4.90% 5/1/33	125,000	122,623
Diageo Capital PLC
2.38% 10/24/29	200,000	176,684
3.88% 5/18/28	200,000	193,872
3.88% 4/29/43	30,000	25,588
5.38% 10/5/26	250,000	252,374
5.63% 10/5/33	250,000	262,969
5.88% 9/30/36	100,000	108,010
Keurig Dr Pepper, Inc.
2.25% 3/15/31	85,000	70,829
3.35% 3/15/51	60,000	42,119
3.40% 11/15/25	150,000	145,579
3.43% 6/15/27	70,000	66,671
3.95% 4/15/29	200,000	190,996
4.05% 4/15/32	135,000	125,796
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Keurig Dr Pepper, Inc. (continued)
4.42% 12/15/46	50,000	$42,694
4.50% 4/15/52	145,000	124,285
4.60% 5/25/28	150,000	148,006
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	104,990
4.20% 7/15/46	345,000	288,274
5.00% 5/1/42	250,000	236,698
Pepsico Singapore Financing I Pte. Ltd.
4.55% 2/16/29	250,000	248,217
4.70% 2/16/34	250,000	246,833
PepsiCo, Inc.
1.40% 2/25/31	75,000	60,594
1.63% 5/1/30	560,000	470,139
1.95% 10/21/31	150,000	124,671
2.38% 10/6/26	80,000	75,567
2.63% 10/21/41	200,000	145,318
2.75% 3/19/30	100,000	90,036
2.75% 10/21/51	135,000	90,090
2.85% 2/24/26	90,000	86,889
3.00% 10/15/27	150,000	142,087
4.45% 5/15/28	200,000	199,907
4.45% 2/15/33	200,000	200,441
4.55% 2/13/26	130,000	129,359
4.65% 2/15/53	200,000	187,837
5.13% 11/10/26	130,000	131,031
		13,196,628
Biotechnology–0.29%
Amgen, Inc.
1.65% 8/15/28	200,000	174,947
2.00% 1/15/32	200,000	161,928
2.20% 2/21/27	175,000	162,048
2.30% 2/25/31	100,000	84,540
2.45% 2/21/30	400,000	349,773
2.60% 8/19/26	200,000	189,393
2.80% 8/15/41	200,000	144,901
3.00% 2/22/29	90,000	83,204
3.00% 1/15/52	200,000	135,431
3.13% 5/1/25	200,000	195,178
3.15% 2/21/40	200,000	153,672
3.35% 2/22/32	90,000	80,360
3.38% 2/21/50	300,000	218,968
4.20% 2/22/52	90,000	74,027
4.40% 2/22/62	75,000	61,790
5.15% 3/2/28	250,000	251,603
5.15% 11/15/41	250,000	241,520
5.25% 3/2/30	200,000	203,040
5.25% 3/2/33	225,000	226,893
5.51% 3/2/26	85,000	84,881
5.60% 3/2/43	90,000	91,568
5.65% 3/2/53	705,000	718,363
5.75% 3/2/63	90,000	91,795
LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Baxalta, Inc.
4.00% 6/23/25	45,000	$44,264
5.25% 6/23/45	14,000	13,665
Biogen, Inc.
2.25% 5/1/30	75,000	63,308
3.15% 5/1/50	120,000	80,253
3.25% 2/15/51	586,000	405,280
4.05% 9/15/25	145,000	142,302
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	106,274
1.65% 10/1/30	95,000	78,256
2.60% 10/1/40	250,000	176,431
2.80% 10/1/50	250,000	162,960
3.65% 3/1/26	300,000	292,289
4.50% 2/1/45	80,000	71,195
4.60% 9/1/35	200,000	191,637
4.75% 3/1/46	200,000	183,681
4.80% 4/1/44	200,000	186,188
5.25% 10/15/33	155,000	158,173
Illumina, Inc. 5.75% 12/13/27	250,000	252,887
Royalty Pharma PLC
1.20% 9/2/25	180,000	169,423
1.75% 9/2/27	115,000	102,697
2.20% 9/2/30	105,000	87,237
3.30% 9/2/40	160,000	119,235
3.55% 9/2/50	160,000	110,231
		7,377,689
Building Materials–0.12%
Carrier Global Corp.
2.49% 2/15/27	85,000	79,198
2.72% 2/15/30	120,000	106,118
3.38% 4/5/40	85,000	66,547
3.58% 4/5/50	120,000	89,436
5.90% 3/15/34	125,000	131,375
Fortune Brands Innovations, Inc.
3.25% 9/15/29	150,000	136,601
4.00% 6/15/25	50,000	49,023
5.88% 6/1/33	160,000	163,245
Johnson Controls International PLC
3.90% 2/14/26	28,000	27,306
4.50% 2/15/47	145,000	124,969
4.95% 7/2/64	68,000	61,158
5.13% 9/14/45	5,000	4,687
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	69,924
2.00% 9/16/31	90,000	73,055
Lennox International, Inc.
1.35% 8/1/25	55,000	52,024
1.70% 8/1/27	40,000	35,916
5.50% 9/15/28	200,000	202,706
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	$41,135
3.50% 12/15/27	100,000	95,270
4.25% 12/15/47	100,000	84,375
Masco Corp.
1.50% 2/15/28	75,000	65,668
2.00% 10/1/30	125,000	102,360
2.00% 2/15/31	150,000	122,678
3.13% 2/15/51	45,000	30,439
3.50% 11/15/27	60,000	56,675
Mohawk Industries, Inc.
3.63% 5/15/30	150,000	138,367
5.85% 9/18/28	100,000	102,950
Owens Corning
3.88% 6/1/30	150,000	140,090
3.95% 8/15/29	70,000	66,178
4.30% 7/15/47	100,000	82,441
7.00% 12/1/36	50,000	56,253
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	45,662
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	95,617
4.30% 2/21/48	100,000	85,903
5.75% 6/15/43	100,000	104,077
Vulcan Materials Co. 3.90% 4/1/27	45,000	43,608
		3,033,034
Chemicals–0.36%
Air Products & Chemicals, Inc.
4.60% 2/8/29	250,000	248,604
4.80% 3/3/33	250,000	248,655
4.85% 2/8/34	250,000	247,340
Albemarle Corp.
5.05% 6/1/32	100,000	95,914
5.45% 12/1/44	100,000	92,454
5.65% 6/1/52	100,000	91,726
Cabot Corp. 4.00% 7/1/29	100,000	94,388
Celanese U.S. Holdings LLC
1.40% 8/5/26	50,000	45,583
6.35% 11/15/28	250,000	258,990
6.55% 11/15/30	350,000	368,137
6.70% 11/15/33	175,000	186,589
Dow Chemical Co.
2.10% 11/15/30	250,000	211,143
3.60% 11/15/50	250,000	182,138
4.80% 5/15/49	95,000	83,637
5.15% 2/15/34	250,000	249,112
5.25% 11/15/41	100,000	95,101
6.30% 3/15/33	155,000	167,039
7.38% 11/1/29	58,000	64,540
9.40% 5/15/39	58,000	78,104
LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.
4.49% 11/15/25	250,000	$246,670
4.73% 11/15/28	350,000	349,509
5.32% 11/15/38	135,000	134,918
Eastman Chemical Co.
4.65% 10/15/44	70,000	59,570
4.80% 9/1/42	250,000	219,480
Ecolab, Inc.
1.30% 1/30/31	195,000	155,958
2.13% 8/15/50	250,000	146,609
2.70% 11/1/26	45,000	42,732
5.25% 1/15/28	300,000	305,666
EIDP, Inc. 1.70% 7/15/25	155,000	147,955
Huntsman International LLC
2.95% 6/15/31	45,000	37,459
4.50% 5/1/29	90,000	85,940
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	42,465
Linde, Inc.
1.10% 8/10/30	250,000	202,141
2.00% 8/10/50	160,000	90,525
LYB International Finance III LLC
1.25% 10/1/25	40,000	37,552
2.25% 10/1/30	45,000	37,912
3.38% 10/1/40	60,000	44,948
3.63% 4/1/51	85,000	60,197
3.80% 10/1/60	60,000	41,648
4.20% 10/15/49	125,000	97,512
5.63% 5/15/33	500,000	512,145
Mosaic Co.
4.05% 11/15/27	150,000	144,693
5.45% 11/15/33	104,000	103,968
5.63% 11/15/43	200,000	195,590
NewMarket Corp. 2.70% 3/18/31	200,000	168,352
Nutrien Ltd.
2.95% 5/13/30	100,000	89,142
3.00% 4/1/25	300,000	292,509
3.95% 5/13/50	100,000	78,000
4.13% 3/15/35	100,000	90,810
4.90% 3/27/28	115,000	114,391
5.95% 11/7/25	70,000	70,572
PPG Industries, Inc.
1.20% 3/15/26	135,000	125,151
2.55% 6/15/30	50,000	43,629
2.80% 8/15/29	100,000	90,307
RPM International, Inc.
2.95% 1/15/32	125,000	105,795
3.75% 3/15/27	100,000	95,632
5.25% 6/1/45	100,000	94,589
Sherwin-Williams Co.
2.30% 5/15/30	60,000	51,533
2.95% 8/15/29	100,000	90,712
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams Co. (continued)
3.30% 5/15/50	100,000	$70,658
3.45% 6/1/27	145,000	138,605
3.80% 8/15/49	100,000	78,827
3.95% 1/15/26	250,000	244,335
4.50% 6/1/47	88,000	76,898
Westlake Corp.
3.60% 8/15/26	150,000	144,153
5.00% 8/15/46	100,000	89,355
		9,096,911
Coal–0.00%
Teck Resources Ltd. 3.90% 7/15/30	125,000	115,229
		115,229
Commercial Services–0.29%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	61,277
1.70% 5/15/28	95,000	85,029
3.38% 9/15/25	125,000	122,273
Block Financial LLC 3.88% 8/15/30	60,000	54,498
California Institute of Technology
3.65% 9/1/19	45,000	31,236
4.32% 8/1/45	60,000	54,853
Cintas Corp. No. 2
3.45% 5/1/25	60,000	58,808
3.70% 4/1/27	100,000	97,144
Emory University
2.14% 9/1/30	35,000	30,185
2.97% 9/1/50	35,000	24,530
Equifax, Inc.
2.35% 9/15/31	350,000	289,071
5.10% 12/15/27	45,000	44,959
Ford Foundation
2.42% 6/1/50	200,000	126,249
2.82% 6/1/70	30,000	18,339
George Washington University
4.13% 9/15/48	200,000	173,018
4.30% 9/15/44	100,000	89,244
Georgetown University
4.32% 4/1/49	50,000	44,169
5.12% 4/1/53	55,000	55,749
5.22% 10/1/18	50,000	47,328
Global Payments, Inc.
1.20% 3/1/26	375,000	346,885
2.15% 1/15/27	200,000	184,557
2.90% 5/15/30	115,000	99,867
2.90% 11/15/31	200,000	167,840
4.45% 6/1/28	100,000	96,683
4.80% 4/1/26	100,000	98,960
LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Johns Hopkins University
2.81% 1/1/60	35,000	$22,552
4.71% 7/1/32	60,000	60,615
Leland Stanford Junior University
2.41% 6/1/50	60,000	38,543
3.65% 5/1/48	70,000	58,002
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	146,753
3.89% 7/1/16	55,000	41,852
5.60% 7/1/11	200,000	218,286
Moody's Corp.
2.00% 8/19/31	100,000	81,455
2.75% 8/19/41	100,000	71,072
3.25% 1/15/28	65,000	61,800
3.25% 5/20/50	100,000	71,585
3.75% 2/25/52	100,000	78,253
4.25% 2/1/29	100,000	97,453
4.88% 12/17/48	100,000	93,264
Northwestern University 3.66% 12/1/57	75,000	59,667
PayPal Holdings, Inc.
1.65% 6/1/25	100,000	95,949
2.30% 6/1/30	80,000	69,003
2.65% 10/1/26	65,000	61,357
2.85% 10/1/29	95,000	85,909
3.25% 6/1/50	500,000	354,209
President & Fellows of Harvard College
3.15% 7/15/46	100,000	76,119
3.30% 7/15/56	100,000	74,361
3.75% 11/15/52	65,000	54,245
Quanta Services, Inc.
2.35% 1/15/32	55,000	44,692
3.05% 10/1/41	60,000	42,867
RELX Capital, Inc.
3.00% 5/22/30	100,000	89,752
4.00% 3/18/29	200,000	191,912
Rockefeller Foundation 2.49% 10/1/50	60,000	38,527
S&P Global, Inc.
1.25% 8/15/30	75,000	60,589
2.30% 8/15/60	395,000	216,708
2.45% 3/1/27	70,000	65,516
2.50% 12/1/29	55,000	48,692
2.70% 3/1/29	150,000	136,272
2.90% 3/1/32	105,000	91,505
2.95% 1/22/27	150,000	142,494
3.25% 12/1/49	65,000	47,033
3.70% 3/1/52	35,000	27,706
3.90% 3/1/62	45,000	35,200
5.25% 9/15/33	160,000	163,495
Trustees of Boston University 4.06% 10/1/48	25,000	21,549
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Trustees of Princeton University
2.52% 7/1/50	40,000	$26,751
5.70% 3/1/39	50,000	54,932
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	71,421
UL Solutions, Inc. 6.50% 10/20/28	250,000	259,121
University of Chicago
2.55% 4/1/50	35,000	23,934
3.00% 10/1/52	65,000	46,749
4.00% 10/1/53	60,000	50,794
University of Notre Dame du Lac 3.39% 2/15/48	100,000	78,354
University of Southern California
3.03% 10/1/39	200,000	161,547
3.84% 10/1/47	55,000	46,263
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	14,809
4.00% 6/15/25	100,000	98,249
4.13% 3/15/29	120,000	115,446
William Marsh Rice University 3.57% 5/15/45	100,000	82,258
		7,170,192
Computers–0.53%
Apple, Inc.
0.55% 8/20/25	400,000	376,638
0.70% 2/8/26	250,000	231,934
1.13% 5/11/25	535,000	512,255
1.20% 2/8/28	250,000	221,034
1.25% 8/20/30	100,000	81,656
1.40% 8/5/28	200,000	175,770
1.65% 5/11/30	120,000	101,435
1.70% 8/5/31	200,000	164,607
2.05% 9/11/26	200,000	187,734
2.20% 9/11/29	250,000	222,108
2.40% 8/20/50	220,000	138,881
2.45% 8/4/26	250,000	237,507
2.65% 5/11/50	500,000	332,008
2.70% 8/5/51	200,000	132,366
2.80% 2/8/61	250,000	159,919
2.85% 8/5/61	200,000	129,135
2.95% 9/11/49	135,000	95,657
3.00% 11/13/27	200,000	190,011
3.20% 5/13/25	150,000	146,946
3.20% 5/11/27	154,000	147,463
3.35% 2/9/27	200,000	193,238
3.45% 2/9/45	125,000	100,748
3.75% 9/12/47	225,000	185,499
3.75% 11/13/47	150,000	123,760
3.85% 8/4/46	135,000	114,224
3.95% 8/8/52	800,000	674,257
4.00% 5/10/28	175,000	172,242
LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
4.25% 2/9/47	25,000	$22,751
4.30% 5/10/33	250,000	248,897
4.38% 5/13/45	100,000	92,315
4.42% 5/8/26	180,000	179,240
4.45% 5/6/44	200,000	190,112
4.50% 2/23/36	250,000	248,334
4.85% 5/10/53	250,000	248,386
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	92,986
3.45% 12/15/51	250,000	175,915
4.90% 10/1/26	800,000	795,064
6.02% 6/15/26	179,000	181,288
8.10% 7/15/36	73,000	88,245
8.35% 7/15/46	33,000	42,685
Hewlett Packard Enterprise Co.
1.75% 4/1/26	300,000	280,017
5.25% 7/1/28	250,000	252,104
6.35% 10/15/45	250,000	267,328
HP, Inc.
2.20% 6/17/25	150,000	144,378
3.00% 6/17/27	150,000	140,905
4.20% 4/15/32	200,000	187,221
6.00% 9/15/41	305,000	316,839
IBM International Capital Pte. Ltd.
4.60% 2/5/29	250,000	246,457
4.90% 2/5/34	250,000	245,055
5.30% 2/5/54	105,000	102,531
International Business Machines Corp.
1.95% 5/15/30	110,000	93,004
2.20% 2/9/27	100,000	92,915
2.72% 2/9/32	155,000	134,255
2.85% 5/15/40	165,000	121,345
2.95% 5/15/50	155,000	103,273
3.30% 5/15/26	250,000	241,218
3.30% 1/27/27	100,000	95,950
3.43% 2/9/52	125,000	90,249
3.45% 2/19/26	150,000	145,930
4.00% 6/20/42	200,000	168,864
4.15% 5/15/39	200,000	176,578
4.25% 5/15/49	350,000	297,005
4.75% 2/6/33	250,000	245,966
5.10% 2/6/53	250,000	242,089
5.60% 11/30/39	210,000	218,540
5.88% 11/29/32	120,000	127,611
Leidos, Inc.
2.30% 2/15/31	195,000	161,180
5.75% 3/15/33	45,000	46,132
NetApp, Inc.
1.88% 6/22/25	35,000	33,475
2.38% 6/22/27	50,000	45,998
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
NetApp, Inc. (continued)
2.70% 6/22/30	50,000	$43,312
Teledyne FLIR LLC 2.50% 8/1/30	35,000	29,745
Western Digital Corp.
2.85% 2/1/29	65,000	56,553
3.10% 2/1/32	110,000	88,571
		13,437,843
Cosmetics & Personal Care–0.18%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	45,924
4.00% 8/15/45	100,000	87,906
4.60% 3/1/28	250,000	252,654
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	95,195
3.15% 3/15/27	100,000	95,771
4.15% 3/15/47	65,000	54,628
4.38% 6/15/45	250,000	216,395
4.65% 5/15/33	125,000	122,750
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	239,244
3.38% 3/24/29	250,000	232,506
3.63% 3/24/32	250,000	225,302
Kenvue, Inc. 5.05% 3/22/53	400,000	391,700
Procter & Gamble Co.
0.55% 10/29/25	100,000	93,563
1.20% 10/29/30	100,000	81,794
1.90% 2/1/27	400,000	371,979
2.30% 2/1/32	400,000	344,708
2.70% 2/2/26	100,000	96,317
2.85% 8/11/27	150,000	142,171
4.05% 1/26/33	250,000	242,260
4.55% 1/29/34	250,000	248,627
Unilever Capital Corp.
1.38% 9/14/30	105,000	85,340
2.00% 7/28/26	100,000	93,767
2.90% 5/5/27	150,000	142,190
3.50% 3/22/28	100,000	95,917
4.88% 9/8/28	100,000	101,096
5.00% 12/8/33	100,000	101,114
5.90% 11/15/32	133,000	143,243
		4,444,061
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	123,005
4.20% 5/15/47	100,000	86,905
4.60% 6/15/45	55,000	51,216
		261,126
LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75% 1/30/26	225,000	$210,084
2.45% 10/29/26	150,000	139,299
3.30% 1/30/32	240,000	205,837
3.40% 10/29/33	150,000	126,354
3.65% 7/21/27	150,000	141,858
3.85% 10/29/41	150,000	118,808
4.63% 10/15/27	200,000	194,979
5.10% 1/19/29	170,000	168,996
5.75% 6/6/28	210,000	212,803
6.15% 9/30/30	290,000	300,995
6.50% 7/15/25	150,000	151,446
Air Lease Corp.
2.10% 9/1/28	70,000	61,261
2.20% 1/15/27	200,000	183,954
3.13% 12/1/30	50,000	43,886
3.38% 7/1/25	95,000	92,578
3.75% 6/1/26	100,000	96,449
5.10% 3/1/29	400,000	397,347
5.85% 12/15/27	250,000	253,856
Aircastle Ltd. 4.25% 6/15/26	65,000	63,135
Ally Financial, Inc.
μ6.99% 6/13/29	125,000	129,589
8.00% 11/1/31	600,000	668,335
American Express Co.
1.65% 11/4/26	85,000	77,932
3.30% 5/3/27	230,000	218,775
4.05% 5/3/29	165,000	160,036
4.05% 12/3/42	135,000	117,627
4.90% 2/13/26	85,000	84,606
μ4.99% 5/1/26	250,000	248,507
μ5.10% 2/16/28	235,000	234,637
μ5.63% 7/28/34	125,000	126,045
5.85% 11/5/27	300,000	308,930
μ6.34% 10/30/26	250,000	253,299
μ6.49% 10/30/31	165,000	176,801
Ameriprise Financial, Inc.
2.88% 9/15/26	100,000	95,129
5.15% 5/15/33	115,000	116,196
BGC Group, Inc. 8.00% 5/25/28	200,000	212,470
BlackRock, Inc.
1.90% 1/28/31	50,000	41,610
2.10% 2/25/32	250,000	205,635
2.40% 4/30/30	90,000	78,821
3.20% 3/15/27	167,000	160,531
3.25% 4/30/29	150,000	140,401
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	228,715
μ2.36% 7/29/32	200,000	154,119
μ2.62% 11/2/32	250,000	202,209
μ3.27% 3/1/30	200,000	180,171
3.65% 5/11/27	500,000	478,019
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp. (continued)
3.75% 3/9/27	250,000	$239,945
4.20% 10/29/25	200,000	195,486
4.25% 4/30/25	150,000	147,928
μ5.47% 2/1/29	155,000	154,494
μ6.05% 2/1/35	70,000	71,268
μ6.31% 6/8/29	165,000	169,629
μ6.38% 6/8/34	165,000	171,355
μ7.62% 10/30/31	180,000	198,809
Cboe Global Markets, Inc. 3.65% 1/12/27	100,000	96,956
Charles Schwab Corp.
0.90% 3/11/26	335,000	308,716
2.00% 3/20/28	200,000	179,235
3.20% 3/2/27	100,000	95,189
3.25% 5/22/29	200,000	185,134
3.30% 4/1/27	90,000	85,699
3.45% 2/13/26	70,000	67,813
3.85% 5/21/25	200,000	196,660
μ5.85% 5/19/34	125,000	128,006
μ6.14% 8/24/34	250,000	260,799
μ6.20% 11/17/29	140,000	145,516
CI Financial Corp.
3.20% 12/17/30	155,000	126,958
4.10% 6/15/51	200,000	124,930
CME Group, Inc.
2.65% 3/15/32	105,000	90,655
3.75% 6/15/28	100,000	96,973
4.15% 6/15/48	75,000	65,562
5.30% 9/15/43	100,000	102,061
Discover Financial Services
4.10% 2/9/27	115,000	110,947
4.50% 1/30/26	150,000	147,386
6.70% 11/29/32	200,000	211,409
Eaton Vance Corp. 3.50% 4/6/27	100,000	95,597
Franklin Resources, Inc. 1.60% 10/30/30	100,000	81,656
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	129,156
2.10% 6/15/30	155,000	131,268
2.65% 9/15/40	165,000	119,204
3.00% 6/15/50	115,000	78,091
3.00% 9/15/60	160,000	100,901
3.65% 5/23/25	95,000	93,256
3.75% 12/1/25	85,000	83,195
3.75% 9/21/28	105,000	100,831
4.00% 9/15/27	200,000	194,223
4.25% 9/21/48	150,000	128,366
4.35% 6/15/29	85,000	82,847
4.60% 3/15/33	55,000	53,333
4.95% 6/15/52	95,000	90,443
5.20% 6/15/62	145,000	141,858
LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Invesco Finance PLC 3.75% 1/15/26	100,000	$97,547
Janus Henderson U.S. Holdings, Inc. 4.88% 8/1/25	150,000	148,575
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	125,906
5.88% 7/21/28	135,000	137,427
6.25% 1/15/36	100,000	103,493
Lazard Group LLC 3.63% 3/1/27	100,000	95,299
Legg Mason, Inc. 4.75% 3/15/26	150,000	149,032
Mastercard, Inc.
1.90% 3/15/31	100,000	83,517
2.95% 11/21/26	150,000	143,214
2.95% 6/1/29	150,000	138,108
2.95% 3/15/51	45,000	31,413
3.30% 3/26/27	600,000	577,372
3.65% 6/1/49	150,000	120,675
3.80% 11/21/46	100,000	83,178
Nasdaq, Inc.
1.65% 1/15/31	200,000	161,014
2.50% 12/21/40	200,000	135,662
3.85% 6/30/26	45,000	43,782
3.95% 3/7/52	100,000	77,523
5.55% 2/15/34	210,000	213,542
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	285,771
2.33% 1/22/27	200,000	184,360
2.61% 7/14/31	200,000	166,259
2.71% 1/22/29	200,000	177,689
3.00% 1/22/32	200,000	168,900
5.39% 7/6/27	200,000	200,294
6.07% 7/12/28	250,000	257,292
ORIX Corp.
2.25% 3/9/31	100,000	84,505
3.70% 7/18/27	100,000	95,910
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	189,486
4.95% 7/15/46	50,000	45,995
Synchrony Financial
2.88% 10/28/31	125,000	99,755
3.70% 8/4/26	200,000	190,207
4.50% 7/23/25	100,000	97,990
5.15% 3/19/29	50,000	48,038
Visa, Inc.
1.90% 4/15/27	500,000	462,372
2.00% 8/15/50	300,000	176,774
2.70% 4/15/40	100,000	74,938
2.75% 9/15/27	75,000	70,494
3.15% 12/14/25	350,000	340,359
4.15% 12/14/35	115,000	109,094
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa, Inc. (continued)
4.30% 12/14/45	530,000	$477,987
Voya Financial, Inc.
3.65% 6/15/26	100,000	96,308
4.80% 6/15/46	60,000	51,582
5.70% 7/15/43	100,000	97,913
Western Union Co.
1.35% 3/15/26	100,000	92,411
2.75% 3/15/31	100,000	83,666
		21,235,441
Electric–2.10%
AEP Texas, Inc.
2.10% 7/1/30	100,000	83,263
3.45% 1/15/50	50,000	35,095
4.15% 5/1/49	100,000	79,302
5.40% 6/1/33	180,000	179,606
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	77,270
4.50% 6/15/52	40,000	34,935
AES Corp.
1.38% 1/15/26	190,000	175,949
2.45% 1/15/31	250,000	204,540
Alabama Power Co.
1.45% 9/15/30	250,000	202,191
3.05% 3/15/32	65,000	56,738
3.70% 12/1/47	100,000	77,376
3.75% 3/1/45	150,000	118,836
4.30% 1/2/46	150,000	128,645
4.30% 7/15/48	65,000	55,257
6.13% 5/15/38	100,000	106,558
Ameren Corp.
1.75% 3/15/28	100,000	88,288
3.65% 2/15/26	50,000	48,381
Ameren Illinois Co.
1.55% 11/15/30	40,000	32,413
3.70% 12/1/47	100,000	78,287
3.80% 5/15/28	100,000	96,849
4.95% 6/1/33	250,000	247,430
American Electric Power Co., Inc.
1.00% 11/1/25	125,000	116,555
2.30% 3/1/30	50,000	42,538
3.20% 11/13/27	100,000	93,883
3.25% 3/1/50	65,000	44,868
5.63% 3/1/33	65,000	65,991
5.70% 8/15/25	115,000	115,235
5.95% 11/1/32	200,000	207,891
Appalachian Power Co.
2.70% 4/1/31	250,000	210,511
3.70% 5/1/50	100,000	71,089
5.65% 4/1/34	250,000	252,311
Arizona Public Service Co.
2.95% 9/15/27	50,000	46,822
3.15% 5/15/25	100,000	97,382
LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Arizona Public Service Co. (continued)
3.35% 5/15/50	70,000	$48,080
3.50% 12/1/49	100,000	70,448
4.25% 3/1/49	100,000	80,636
4.35% 11/15/45	100,000	83,306
4.50% 4/1/42	100,000	85,976
5.05% 9/1/41	100,000	92,719
Atlantic City Electric Co. 2.30% 3/15/31	50,000	41,901
Avangrid, Inc. 3.80% 6/1/29	100,000	93,793
Avista Corp. 4.35% 6/1/48	100,000	82,564
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	36,078
3.50% 8/15/46	200,000	149,343
3.75% 8/15/47	100,000	77,644
6.35% 10/1/36	100,000	108,331
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	72,059
2.85% 5/15/51	150,000	96,585
3.25% 4/15/28	125,000	117,928
3.80% 7/15/48	70,000	53,482
4.60% 5/1/53	150,000	129,827
5.15% 11/15/43	200,000	195,186
5.95% 5/15/37	125,000	130,228
6.13% 4/1/36	247,000	262,577
Black Hills Corp.
3.05% 10/15/29	100,000	89,643
3.88% 10/15/49	100,000	73,172
6.15% 5/15/34	250,000	257,970
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	72,027
2.40% 9/1/26	100,000	94,330
3.00% 2/1/27	100,000	95,051
3.35% 4/1/51	125,000	90,622
4.25% 2/1/49	50,000	42,198
CenterPoint Energy, Inc.
2.95% 3/1/30	100,000	89,392
3.70% 9/1/49	100,000	74,145
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	96,118
4.97% 5/1/46	70,000	58,450
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	100,863
CMS Energy Corp. 4.88% 3/1/44	100,000	92,893
Commonwealth Edison Co.
2.20% 3/1/30	100,000	85,697
2.55% 6/15/26	100,000	95,033
2.75% 9/1/51	285,000	176,569
3.13% 3/15/51	100,000	67,994
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Commonwealth Edison Co. (continued)
3.20% 11/15/49	145,000	$101,287
3.65% 6/15/46	100,000	76,974
3.70% 8/15/28	45,000	43,037
4.00% 3/1/48	250,000	202,813
4.90% 2/1/33	90,000	89,216
6.45% 1/15/38	100,000	109,980
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	46,607
4.15% 6/1/45	75,000	64,449
4.30% 4/15/44	130,000	111,978
4.65% 1/1/29	250,000	247,133
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	99,616
3.60% 6/15/61	200,000	145,751
3.70% 11/15/59	85,000	62,459
3.80% 5/15/28	100,000	96,513
3.95% 3/1/43	150,000	124,331
4.00% 12/1/28	100,000	97,332
4.30% 12/1/56	100,000	82,211
4.45% 3/15/44	200,000	175,909
4.50% 12/1/45	100,000	87,718
4.63% 12/1/54	200,000	174,849
4.65% 12/1/48	100,000	88,867
5.50% 12/1/39	250,000	252,381
5.85% 3/15/36	100,000	104,538
6.30% 8/15/37	20,000	21,605
6.75% 4/1/38	25,000	28,319
Constellation Energy Generation LLC
3.25% 6/1/25	60,000	58,633
5.60% 6/15/42	292,000	288,410
6.13% 1/15/34	75,000	79,192
6.25% 10/1/39	100,000	105,282
Consumers Energy Co.
2.50% 5/1/60	85,000	49,000
3.95% 5/15/43	150,000	125,123
4.63% 5/15/33	100,000	97,338
4.65% 3/1/28	250,000	248,472
4.90% 2/15/29	250,000	250,801
Dayton Power & Light Co. 3.95% 6/15/49	95,000	71,465
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	40,893
Dominion Energy South Carolina, Inc.
6.05% 1/15/38	225,000	238,339
6.25% 10/15/53	145,000	162,317
Dominion Energy, Inc.
1.45% 4/15/26	40,000	37,048
2.25% 8/15/31	90,000	73,648
2.85% 8/15/26	60,000	56,743
LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy, Inc. (continued)
3.30% 4/15/41	30,000	$22,484
3.38% 4/1/30	400,000	363,517
4.25% 6/1/28	250,000	242,181
4.60% 3/15/49	150,000	128,624
4.90% 8/1/41	60,000	54,647
5.95% 6/15/35	25,000	25,737
DTE Electric Co.
1.90% 4/1/28	160,000	143,461
2.25% 3/1/30	150,000	129,834
3.25% 4/1/51	70,000	48,990
3.70% 6/1/46	50,000	38,972
3.75% 8/15/47	100,000	78,207
3.95% 3/1/49	70,000	56,755
4.05% 5/15/48	100,000	82,006
DTE Energy Co.
2.85% 10/1/26	200,000	189,092
3.40% 6/15/29	98,000	89,862
4.88% 6/1/28	210,000	207,626
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	64,754
3.45% 4/15/51	90,000	65,197
3.95% 3/15/48	150,000	119,584
4.00% 9/30/42	150,000	124,824
4.95% 1/15/33	250,000	248,622
5.30% 2/15/40	100,000	98,821
6.10% 6/1/37	170,000	178,569
Duke Energy Corp.
0.90% 9/15/25	65,000	60,993
2.45% 6/1/30	370,000	318,653
2.65% 9/1/26	165,000	155,800
3.15% 8/15/27	250,000	235,268
3.40% 6/15/29	65,000	60,271
3.95% 8/15/47	200,000	154,603
4.20% 6/15/49	65,000	51,824
4.80% 12/15/45	100,000	88,791
4.85% 1/5/29	250,000	247,641
5.00% 12/8/27	125,000	124,844
5.75% 9/15/33	250,000	256,813
6.10% 9/15/53	250,000	264,195
Duke Energy Florida LLC
1.75% 6/15/30	335,000	278,286
3.20% 1/15/27	150,000	143,170
3.85% 11/15/42	100,000	81,207
5.95% 11/15/52	40,000	42,483
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	78,796	72,922
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	79,214
3.25% 10/1/49	50,000	35,171
3.75% 5/15/46	150,000	117,671
6.12% 10/15/35	100,000	106,811
6.45% 4/1/39	130,000	142,125
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	$94,982
3.70% 6/15/46	68,000	52,366
4.30% 2/1/49	45,000	37,498
5.25% 4/1/33	35,000	35,384
5.65% 4/1/53	60,000	60,845
Duke Energy Progress LLC
3.45% 3/15/29	70,000	65,855
3.70% 9/1/28	100,000	95,673
4.10% 3/15/43	100,000	83,281
6.30% 4/1/38	250,000	270,784
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	80,563
Edison International 5.25% 11/15/28	145,000	144,490
El Paso Electric Co. 5.00% 12/1/44	150,000	128,387
Emera U.S. Finance LP
3.55% 6/15/26	100,000	95,993
4.75% 6/15/46	105,000	86,279
Enel Americas SA 4.00% 10/25/26	35,000	33,620
Enel Chile SA 4.88% 6/12/28	150,000	146,289
Entergy Arkansas LLC
2.65% 6/15/51	65,000	39,545
3.35% 6/15/52	100,000	69,426
3.50% 4/1/26	60,000	58,269
4.20% 4/1/49	100,000	82,540
Entergy Corp.
1.90% 6/15/28	85,000	75,010
2.40% 6/15/31	100,000	82,912
2.95% 9/1/26	90,000	85,493
Entergy Louisiana LLC
1.60% 12/15/30	50,000	39,864
2.35% 6/15/32	100,000	81,644
2.40% 10/1/26	100,000	93,780
2.90% 3/15/51	75,000	47,557
3.10% 6/15/41	100,000	74,574
3.25% 4/1/28	150,000	141,391
4.00% 3/15/33	95,000	87,297
4.20% 4/1/50	100,000	82,324
4.95% 1/15/45	110,000	101,375
Entergy Mississippi LLC
2.85% 6/1/28	50,000	45,952
3.50% 6/1/51	145,000	105,013
3.85% 6/1/49	25,000	19,370
Entergy Texas, Inc.
3.55% 9/30/49	50,000	36,367
5.80% 9/1/53	140,000	144,530
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	47,383
4.25% 12/1/45	50,000	41,694
5.70% 3/15/53	335,000	338,551
LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy Metro, Inc.
2.25% 6/1/30	150,000	$127,828
4.20% 6/15/47	100,000	81,011
Eversource Energy
0.80% 8/15/25	200,000	187,249
2.55% 3/15/31	250,000	208,920
2.90% 3/1/27	100,000	94,011
3.30% 1/15/28	100,000	93,462
3.38% 3/1/32	100,000	87,011
4.25% 4/1/29	75,000	71,874
5.45% 3/1/28	365,000	369,506
Exelon Corp.
2.75% 3/15/27	100,000	93,615
3.35% 3/15/32	100,000	88,435
3.40% 4/15/26	100,000	96,670
4.10% 3/15/52	40,000	31,820
4.45% 4/15/46	100,000	85,354
4.95% 6/15/35	105,000	99,003
5.10% 6/15/45	105,000	97,283
5.15% 3/15/28	50,000	50,122
5.30% 3/15/33	100,000	100,310
5.60% 3/15/53	100,000	99,814
Florida Power & Light Co.
3.15% 10/1/49	310,000	218,213
3.70% 12/1/47	100,000	78,816
3.80% 12/15/42	100,000	82,365
4.05% 6/1/42	150,000	130,134
4.13% 6/1/48	100,000	84,584
4.80% 5/15/33	250,000	246,219
5.05% 4/1/28	145,000	146,586
5.10% 4/1/33	160,000	161,072
5.30% 4/1/53	165,000	165,320
5.69% 3/1/40	50,000	52,536
5.95% 2/1/38	200,000	215,315
5.96% 4/1/39	100,000	108,670
Fortis, Inc. 3.06% 10/4/26	200,000	189,370
Georgia Power Co.
2.65% 9/15/29	105,000	93,585
3.25% 4/1/26	50,000	48,150
3.25% 3/15/51	285,000	200,022
3.70% 1/30/50	40,000	30,658
4.30% 3/15/42	200,000	174,238
4.30% 3/15/43	100,000	85,644
4.65% 5/16/28	250,000	247,503
4.75% 9/1/40	100,000	92,497
Hydro-Quebec 8.50% 12/1/29	115,000	134,410
Iberdrola International BV 6.75% 7/15/36	100,000	113,301
Idaho Power Co. 5.50% 3/15/53	200,000	198,386
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	75,347
3.85% 5/15/28	150,000	143,799
4.25% 8/15/48	50,000	40,847
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Interstate Power & Light Co.
2.30% 6/1/30	25,000	$21,271
3.50% 9/30/49	50,000	36,084
3.60% 4/1/29	200,000	187,354
5.70% 10/15/33	105,000	107,567
6.25% 7/15/39	130,000	135,848
ITC Holdings Corp.
3.25% 6/30/26	90,000	86,161
3.35% 11/15/27	100,000	94,482
Kentucky Utilities Co.
3.30% 6/1/50	105,000	73,574
5.13% 11/1/40	100,000	96,107
MidAmerican Energy Co.
3.10% 5/1/27	100,000	95,014
3.65% 4/15/29	50,000	47,554
3.95% 8/1/47	100,000	80,323
4.25% 7/15/49	50,000	42,544
4.40% 10/15/44	100,000	87,046
5.35% 1/15/34	125,000	128,633
5.75% 11/1/35	25,000	26,230
Mississippi Power Co. 3.95% 3/30/28	100,000	96,229
National Grid PLC 5.42% 1/11/34	250,000	248,239
NATIONAL GRID PLC 5.60% 6/12/28	250,000	254,662
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	229,038
1.35% 3/15/31	125,000	97,998
2.40% 3/15/30	195,000	168,917
3.05% 4/25/27	100,000	94,681
3.25% 11/1/25	100,000	97,055
4.02% 11/1/32	100,000	92,245
4.85% 2/7/29	250,000	249,783
5.80% 1/15/33	85,000	88,437
8.00% 3/1/32	150,000	175,776
Nevada Power Co.
2.40% 5/1/30	100,000	86,163
3.13% 8/1/50	65,000	43,440
3.70% 5/1/29	75,000	71,387
6.00% 3/15/54	80,000	84,418
6.75% 7/1/37	100,000	111,938
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	183,137
2.44% 1/15/32	200,000	165,283
2.75% 11/1/29	320,000	285,762
3.00% 1/15/52	200,000	129,201
3.50% 4/1/29	150,000	139,758
4.45% 6/20/25	120,000	118,539
4.63% 7/15/27	200,000	197,211
5.00% 7/15/32	60,000	59,660
5.05% 2/28/33	250,000	247,689
5.25% 2/28/53	145,000	138,085
LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (continued)
μ5.65% 5/1/79	100,000	$95,643
Northern States Power Co.
2.25% 4/1/31	100,000	83,939
2.90% 3/1/50	60,000	39,941
3.20% 4/1/52	60,000	41,388
3.60% 5/15/46	50,000	38,162
3.60% 9/15/47	100,000	75,656
4.00% 8/15/45	100,000	81,194
5.35% 11/1/39	40,000	39,911
6.20% 7/1/37	100,000	108,472
NorthWestern Corp. 4.18% 11/15/44	150,000	122,950
NSTAR Electric Co.
1.95% 8/15/31	100,000	80,839
3.20% 5/15/27	100,000	95,484
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	111,986
4.25% 4/1/46	75,000	58,404
5.95% 11/1/39	100,000	100,659
Ohio Edison Co. 6.88% 7/15/36	100,000	110,755
Ohio Power Co.
1.63% 1/15/31	100,000	79,771
4.15% 4/1/48	100,000	80,661
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	91,100
3.80% 8/15/28	100,000	96,071
4.15% 4/1/47	50,000	40,539
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	163,850
2.95% 4/1/25	100,000	97,707
3.70% 11/15/28	200,000	189,524
3.75% 4/1/45	100,000	79,672
4.10% 11/15/48	100,000	82,091
4.55% 12/1/41	150,000	137,376
5.30% 6/1/42	200,000	199,486
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	76,531
2.50% 2/1/31	250,000	207,895
3.25% 6/1/31	185,000	160,633
3.30% 8/1/40	150,000	109,820
3.45% 7/1/25	900,000	875,469
3.50% 8/1/50	410,000	280,135
4.20% 3/1/29	70,000	66,430
4.20% 6/1/41	115,000	92,573
4.40% 3/1/32	100,000	92,124
4.95% 7/1/50	600,000	516,115
5.25% 3/1/52	100,000	89,233
6.15% 1/15/33	125,000	128,843
6.75% 1/15/53	300,000	326,780
PacifiCorp
3.50% 6/15/29	65,000	60,539
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp (continued)
4.10% 2/1/42	100,000	$80,068
4.13% 1/15/49	70,000	54,959
4.15% 2/15/50	100,000	78,623
5.35% 12/1/53	300,000	279,091
5.45% 2/15/34	350,000	351,126
5.75% 4/1/37	100,000	101,625
6.00% 1/15/39	100,000	103,805
6.35% 7/15/38	25,000	26,525
7.70% 11/15/31	100,000	115,435
PECO Energy Co.
2.80% 6/15/50	290,000	189,648
3.00% 9/15/49	40,000	27,329
3.05% 3/15/51	30,000	20,440
5.95% 10/1/36	100,000	106,556
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/39	250,000	243,438
Pinnacle West Capital Corp. 1.30% 6/15/25	50,000	47,398
Potomac Electric Power Co. 4.15% 3/15/43	100,000	85,420
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	85,154
4.85% 2/15/34	155,000	152,418
5.00% 5/15/33	145,000	144,586
5.25% 5/15/53	85,000	84,026
6.25% 5/15/39	30,000	32,723
Progress Energy, Inc.
6.00% 12/1/39	50,000	51,000
7.75% 3/1/31	150,000	169,728
Public Service Co. of Colorado
1.90% 1/15/31	150,000	122,918
2.70% 1/15/51	150,000	90,611
3.20% 3/1/50	65,000	44,016
4.05% 9/15/49	50,000	39,090
6.25% 9/1/37	100,000	106,740
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	139,003
2.05% 8/1/50	100,000	56,653
3.00% 5/15/25	100,000	97,597
3.00% 3/1/51	100,000	68,396
3.60% 12/1/47	50,000	38,937
3.70% 5/1/28	100,000	96,019
3.80% 3/1/46	100,000	80,174
3.85% 5/1/49	125,000	101,191
4.05% 5/1/48	100,000	84,075
5.50% 3/1/40	100,000	101,744
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	93,971
1.60% 8/15/30	100,000	80,730
5.88% 10/15/28	250,000	257,409
6.13% 10/15/33	125,000	131,216
LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy, Inc. 3.65% 5/15/25	200,000	$195,295
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	67,486
4.22% 6/15/48	65,000	53,331
5.64% 4/15/41	80,000	80,495
5.80% 3/15/40	100,000	101,754
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	193,165
4.10% 6/15/49	100,000	81,489
4.15% 5/15/48	100,000	83,571
4.95% 8/15/28	200,000	200,750
5.35% 4/1/53	155,000	152,664
6.00% 6/1/39	110,000	115,405
Sempra
3.30% 4/1/25	140,000	136,969
3.40% 2/1/28	95,000	89,762
3.70% 4/1/29	180,000	168,283
3.80% 2/1/38	150,000	124,704
4.00% 2/1/48	95,000	74,099
6.00% 10/15/39	125,000	127,303
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	190,032
Southern California Edison Co.
2.25% 6/1/30	70,000	59,483
2.85% 8/1/29	155,000	139,581
3.65% 3/1/28	100,000	95,272
3.90% 3/15/43	100,000	80,332
4.00% 4/1/47	300,000	237,441
4.13% 3/1/48	150,000	121,079
4.20% 3/1/29	100,000	96,402
4.50% 9/1/40	100,000	88,833
4.65% 10/1/43	400,000	353,958
4.88% 3/1/49	100,000	89,349
4.90% 6/1/26	250,000	248,737
5.95% 11/1/32	200,000	209,729
5.95% 2/1/38	25,000	25,806
6.00% 1/15/34	200,000	211,428
6.05% 3/15/39	170,000	177,200
6.65% 4/1/29	100,000	105,230
Southern Co.
4.25% 7/1/36	85,000	75,730
5.11% 8/1/27	100,000	100,054
5.15% 10/6/25	80,000	79,865
Southern Power Co.
0.90% 1/15/26	125,000	115,631
4.15% 12/1/25	200,000	196,639
4.95% 12/15/46	100,000	88,744
5.25% 7/15/43	120,000	113,026
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	140,613
3.85% 2/1/48	100,000	73,539
3.90% 4/1/45	300,000	230,208
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power Co. (continued)
6.20% 3/15/40	200,000	$211,307
Southwestern Public Service Co. 4.40% 11/15/48	100,000	81,332
Tampa Electric Co.
4.10% 6/15/42	100,000	83,627
4.35% 5/15/44	50,000	42,301
4.45% 6/15/49	100,000	85,644
Tucson Electric Power Co. 1.50% 8/1/30	90,000	72,666
Union Electric Co.
2.63% 3/15/51	250,000	153,784
2.95% 6/15/27	100,000	94,151
3.50% 3/15/29	100,000	93,799
3.65% 4/15/45	100,000	76,761
3.90% 9/15/42	100,000	82,786
4.00% 4/1/48	100,000	80,173
8.45% 3/15/39	80,000	103,096
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	166,217
2.95% 11/15/26	100,000	95,059
2.95% 11/15/51	200,000	129,434
3.15% 1/15/26	70,000	67,597
3.30% 12/1/49	100,000	70,686
3.50% 3/15/27	150,000	144,100
3.80% 4/1/28	100,000	96,000
3.80% 9/15/47	100,000	77,346
4.00% 11/15/46	45,000	36,210
4.60% 12/1/48	115,000	100,818
4.65% 8/15/43	150,000	134,799
6.00% 5/15/37	25,000	26,227
6.35% 11/30/37	100,000	108,323
8.88% 11/15/38	100,000	133,893
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	132,137
1.80% 10/15/30	150,000	123,439
4.75% 1/9/26	250,000	247,692
4.75% 1/15/28	100,000	99,293
Wisconsin Electric Power Co. 4.30% 10/15/48	45,000	38,168
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	40,285
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	181,433
Xcel Energy, Inc.
3.30% 6/1/25	100,000	97,325
3.35% 12/1/26	100,000	94,947
5.45% 8/15/33	500,000	496,953
		52,786,636
Electrical Components & Equipment–0.03%
Emerson Electric Co.
0.88% 10/15/26	135,000	122,484
1.80% 10/15/27	45,000	40,672
LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment (continued)
Emerson Electric Co. (continued)
1.95% 10/15/30	100,000	$84,713
2.00% 12/21/28	200,000	177,597
2.75% 10/15/50	30,000	19,407
2.80% 12/21/51	200,000	130,976
5.25% 11/15/39	50,000	50,848
		626,697
Electronics–0.14%
Allegion PLC 3.50% 10/1/29	50,000	46,100
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	150,000	143,057
Amphenol Corp.
2.20% 9/15/31	60,000	49,659
2.80% 2/15/30	200,000	178,958
4.35% 6/1/29	75,000	73,025
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	189,510
Avnet, Inc.
4.63% 4/15/26	50,000	49,222
5.50% 6/1/32	100,000	96,730
Flex Ltd.
4.75% 6/15/25	125,000	123,533
4.88% 6/15/29	75,000	73,553
6.00% 1/15/28	210,000	213,602
Fortive Corp.
3.15% 6/15/26	150,000	143,480
4.30% 6/15/46	50,000	41,824
Honeywell International, Inc.
1.10% 3/1/27	200,000	180,712
1.35% 6/1/25	125,000	119,789
1.75% 9/1/31	160,000	129,859
1.95% 6/1/30	250,000	212,975
2.70% 8/15/29	60,000	54,406
2.80% 6/1/50	100,000	69,313
4.25% 1/15/29	160,000	157,351
4.95% 2/15/28	180,000	182,037
Hubbell, Inc.
2.30% 3/15/31	60,000	50,079
3.35% 3/1/26	150,000	145,016
Jabil, Inc.
1.70% 4/15/26	65,000	60,336
3.00% 1/15/31	50,000	42,804
3.60% 1/15/30	50,000	45,361
3.95% 1/12/28	110,000	104,450
4.25% 5/15/27	50,000	48,455
Keysight Technologies, Inc. 4.60% 4/6/27	60,000	59,011
Trimble, Inc.
4.90% 6/15/28	100,000	99,414
6.10% 3/15/33	125,000	130,586
Tyco Electronics Group SA
2.50% 2/4/32	85,000	72,361
3.70% 2/15/26	100,000	97,463
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Tyco Electronics Group SA (continued)
4.50% 2/13/26	150,000	$148,348
		3,632,379
Engineering & Construction–0.01%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	258,395
		258,395
Entertainment–0.07%
Warnermedia Holdings, Inc.
3.76% 3/15/27	370,000	353,101
4.28% 3/15/32	285,000	254,573
5.05% 3/15/42	1,085,000	932,550
5.14% 3/15/52	85,000	70,550
5.39% 3/15/62	70,000	58,092
		1,668,866
Environmental Control–0.07%
Republic Services, Inc.
0.88% 11/15/25	50,000	46,616
1.45% 2/15/31	200,000	159,245
1.75% 2/15/32	100,000	79,105
2.90% 7/1/26	110,000	105,393
3.38% 11/15/27	60,000	57,027
3.95% 5/15/28	150,000	145,048
Waste Connections, Inc.
2.20% 1/15/32	115,000	94,174
2.95% 1/15/52	115,000	77,037
3.20% 6/1/32	65,000	57,302
3.50% 5/1/29	150,000	141,061
Waste Management, Inc.
0.75% 11/15/25	20,000	18,665
1.15% 3/15/28	30,000	26,142
1.50% 3/15/31	30,000	24,137
2.50% 11/15/50	20,000	12,474
3.15% 11/15/27	100,000	94,787
4.15% 4/15/32	500,000	477,606
4.88% 2/15/29	250,000	252,339
		1,868,158
Food–0.36%
Campbell Soup Co.
4.15% 3/15/28	200,000	193,886
4.80% 3/15/48	65,000	57,755
5.40% 3/21/34	40,000	40,300
Conagra Brands, Inc.
1.38% 11/1/27	100,000	87,500
4.60% 11/1/25	70,000	69,109
4.85% 11/1/28	165,000	163,041
5.30% 11/1/38	50,000	47,610
5.40% 11/1/48	105,000	98,568
8.25% 9/15/30	100,000	115,217
LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Flowers Foods, Inc.
2.40% 3/15/31	45,000	$37,710
3.50% 10/1/26	105,000	100,858
General Mills, Inc.
2.25% 10/14/31	175,000	144,694
3.00% 2/1/51	95,000	62,349
3.20% 2/10/27	150,000	142,976
4.00% 4/17/25	100,000	98,544
4.20% 4/17/28	75,000	73,146
4.95% 3/29/33	70,000	69,219
5.24% 11/18/25	80,000	79,749
5.50% 10/17/28	115,000	117,358
Hershey Co.
1.70% 6/1/30	195,000	163,466
2.45% 11/15/29	50,000	44,695
3.13% 11/15/49	50,000	36,283
4.25% 5/4/28	175,000	173,409
Hormel Foods Corp. 1.80% 6/11/30	85,000	71,140
Ingredion, Inc.
3.20% 10/1/26	100,000	95,158
3.90% 6/1/50	200,000	148,401
J M Smucker Co.
3.38% 12/15/27	100,000	94,572
4.25% 3/15/35	100,000	91,357
4.38% 3/15/45	50,000	42,924
5.90% 11/15/28	125,000	129,615
6.20% 11/15/33	125,000	133,335
6.50% 11/15/43	115,000	124,769
6.50% 11/15/53	145,000	161,020
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75% 3/15/34	250,000	262,681
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 2/1/28	500,000	492,378
5.75% 4/1/33	335,000	330,033
6.50% 12/1/52	165,000	163,037
Kellanova
3.25% 4/1/26	95,000	91,620
3.40% 11/15/27	200,000	189,024
4.30% 5/15/28	150,000	146,376
4.50% 4/1/46	100,000	85,640
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	144,880
Kraft Heinz Foods Co. 4.38% 6/1/46	1,000,000	844,544
Kroger Co.
1.70% 1/15/31	125,000	101,054
3.50% 2/1/26	100,000	97,111
5.00% 4/15/42	100,000	93,968
6.90% 4/15/38	100,000	112,612
7.50% 4/1/31	250,000	283,667
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co., Inc.
3.40% 8/15/27	150,000	$142,485
4.20% 8/15/47	20,000	16,941
Mondelez International, Inc.
1.50% 2/4/31	210,000	167,665
1.88% 10/15/32	180,000	143,205
2.63% 9/4/50	360,000	226,565
2.75% 4/13/30	135,000	120,076
Pilgrim's Pride Corp.
6.25% 7/1/33	145,000	148,174
6.88% 5/15/34	250,000	266,425
Sysco Corp.
2.40% 2/15/30	35,000	30,285
3.25% 7/15/27	200,000	188,976
3.30% 7/15/26	100,000	96,033
3.30% 2/15/50	35,000	25,022
3.75% 10/1/25	125,000	121,896
4.45% 3/15/48	100,000	85,044
4.50% 4/1/46	75,000	65,575
4.85% 10/1/45	85,000	77,633
Tyson Foods, Inc.
3.55% 6/2/27	155,000	147,829
4.00% 3/1/26	65,000	63,412
4.35% 3/1/29	130,000	125,716
5.10% 9/28/48	40,000	36,026
		9,043,341
Forest Products & Paper–0.03%
International Paper Co.
4.80% 6/15/44	149,000	134,536
6.00% 11/15/41	135,000	139,838
Suzano Austria GmbH
2.50% 9/15/28	125,000	110,323
3.75% 1/15/31	205,000	181,217
6.00% 1/15/29	200,000	201,008
Suzano International Finance BV 5.50% 1/17/27	100,000	99,599
		866,521
Gas–0.17%
Atmos Energy Corp.
1.50% 1/15/31	250,000	200,637
2.63% 9/15/29	250,000	223,666
3.00% 6/15/27	65,000	61,340
3.38% 9/15/49	55,000	40,031
4.13% 10/15/44	150,000	129,508
4.13% 3/15/49	155,000	129,165
6.20% 11/15/53	125,000	140,822
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	225,832
4.00% 4/1/28	100,000	96,272
4.10% 9/1/47	45,000	36,154
5.25% 3/1/28	250,000	252,527
5.85% 1/15/41	115,000	119,794
LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
National Fuel Gas Co. 3.95% 9/15/27	200,000	$190,781
NiSource, Inc.
0.95% 8/15/25	145,000	136,453
1.70% 2/15/31	175,000	139,777
2.95% 9/1/29	100,000	90,313
3.49% 5/15/27	100,000	95,383
3.95% 3/30/48	150,000	117,388
4.38% 5/15/47	100,000	83,786
4.80% 2/15/44	100,000	89,454
5.25% 2/15/43	59,000	55,779
5.40% 6/30/33	150,000	151,207
ONE Gas, Inc.
4.66% 2/1/44	50,000	45,392
5.10% 4/1/29	165,000	166,076
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	93,057
3.64% 11/1/46	50,000	36,207
4.65% 8/1/43	50,000	44,096
Southern California Gas Co.
2.95% 4/15/27	110,000	103,780
3.95% 2/15/50	50,000	39,008
4.13% 6/1/48	100,000	81,430
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	203,447
4.40% 6/1/43	100,000	83,647
4.40% 5/30/47	200,000	166,307
5.88% 3/15/41	70,000	70,712
Southwest Gas Corp.
3.18% 8/15/51	140,000	91,476
3.70% 4/1/28	100,000	95,379
5.80% 12/1/27	50,000	51,168
Washington Gas Light Co.
3.65% 9/15/49	40,000	29,721
3.80% 9/15/46	70,000	52,830
		4,259,802
Hand Machine Tools–0.03%
Kennametal, Inc. 2.80% 3/1/31	125,000	105,950
Snap-on, Inc. 4.10% 3/1/48	85,000	71,759
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	177,653
3.40% 3/1/26	145,000	139,862
5.20% 9/1/40	100,000	95,034
6.27% 3/6/26	200,000	200,003
		790,261
Health Care Products–0.27%
Abbott Laboratories
1.15% 1/30/28	45,000	39,763
1.40% 6/30/30	40,000	33,336
3.75% 11/30/26	340,000	332,265
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Abbott Laboratories (continued)
3.88% 9/15/25	120,000	$118,305
4.90% 11/30/46	400,000	390,462
6.00% 4/1/39	50,000	55,546
6.15% 11/30/37	50,000	55,806
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	97,147
2.30% 3/12/31	250,000	209,975
Baxter International, Inc.
1.73% 4/1/31	65,000	51,805
1.92% 2/1/27	200,000	182,616
2.54% 2/1/32	200,000	165,270
2.60% 8/15/26	150,000	141,186
3.13% 12/1/51	150,000	98,236
3.50% 8/15/46	100,000	72,643
Boston Scientific Corp.
1.90% 6/1/25	65,000	62,446
2.65% 6/1/30	100,000	88,075
4.55% 3/1/39	100,000	93,559
4.70% 3/1/49	105,000	97,215
7.38% 1/15/40	201,000	236,997
Danaher Corp.
2.60% 10/1/50	190,000	120,424
2.80% 12/10/51	200,000	131,716
3.35% 9/15/25	125,000	122,257
4.38% 9/15/45	115,000	102,741
DH Europe Finance II SARL
2.60% 11/15/29	65,000	58,185
3.25% 11/15/39	100,000	80,769
Koninklijke Philips NV
5.00% 3/15/42	100,000	91,432
6.88% 3/11/38	50,000	54,470
Medtronic, Inc.
4.38% 3/15/35	108,000	103,271
4.63% 3/15/45	179,000	168,103
Revvity, Inc.
2.25% 9/15/31	180,000	147,658
2.55% 3/15/31	210,000	176,889
3.30% 9/15/29	95,000	86,238
3.63% 3/15/51	160,000	112,139
Smith & Nephew PLC 2.03% 10/14/30	100,000	82,522
Solventum Corp. 5.60% 3/23/34	700,000	702,289
Stryker Corp.
1.95% 6/15/30	300,000	253,071
3.38% 11/1/25	100,000	97,111
3.50% 3/15/26	75,000	72,724
3.65% 3/7/28	200,000	191,426
4.38% 5/15/44	100,000	88,460
4.63% 3/15/46	95,000	86,845
Thermo Fisher Scientific, Inc.
4.10% 8/15/47	100,000	85,016
4.95% 11/21/32	125,000	125,538
LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific, Inc. (continued)
5.09% 8/10/33	250,000	$252,747
5.20% 1/31/34	125,000	127,479
5.30% 2/1/44	200,000	200,434
5.40% 8/10/43	105,000	107,371
Zimmer Biomet Holdings, Inc. 5.35% 12/1/28	140,000	142,012
		6,793,990
Health Care Services–0.75%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	75,253
3.83% 8/15/28	35,000	33,710
4.27% 8/15/48	30,000	26,500
Aetna, Inc.
3.88% 8/15/47	145,000	110,622
6.63% 6/15/36	100,000	109,606
6.75% 12/15/37	100,000	111,267
AHS Hospital Corp.
2.78% 7/1/51	40,000	26,284
5.02% 7/1/45	50,000	48,590
Ascension Health
3.11% 11/15/39	45,000	35,715
3.95% 11/15/46	185,000	157,227
Banner Health
1.90% 1/1/31	40,000	32,923
2.34% 1/1/30	75,000	65,423
2.91% 1/1/51	50,000	33,740
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	20,442
2.84% 11/15/50	45,000	30,610
3.97% 11/15/46	50,000	42,100
4.19% 11/15/45	95,000	83,881
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	20,528
3.21% 6/1/50	25,000	17,671
4.30% 7/1/28	25,000	24,352
Centene Corp. 4.63% 12/15/29	750,000	712,034
Children's Health System of Texas 2.51% 8/15/50	105,000	65,963
Children's Hospital Corp. 4.12% 1/1/47	65,000	56,094
Children's Hospital Medical Center 4.27% 5/15/44	50,000	43,997
City of Hope 4.38% 8/15/48	75,000	61,700
CommonSpirit Health
1.55% 10/1/25	35,000	32,904
2.78% 10/1/30	65,000	56,379
3.35% 10/1/29	40,000	36,684
3.82% 10/1/49	40,000	31,132
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CommonSpirit Health (continued)
3.91% 10/1/50	150,000	$117,345
4.19% 10/1/49	70,000	58,200
4.35% 11/1/42	400,000	348,892
Corewell Health Obligated Group 3.49% 7/15/49	50,000	38,447
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	80,019
Duke University Health System, Inc. 3.92% 6/1/47	75,000	62,648
Elevance Health, Inc.
1.50% 3/15/26	200,000	186,288
2.25% 5/15/30	50,000	42,761
2.55% 3/15/31	200,000	170,868
3.13% 5/15/50	65,000	45,231
3.60% 3/15/51	115,000	86,168
4.10% 3/1/28	350,000	340,324
4.10% 5/15/32	200,000	187,266
4.38% 12/1/47	125,000	107,369
4.63% 5/15/42	100,000	90,836
4.65% 1/15/43	125,000	113,770
4.65% 8/15/44	100,000	90,104
4.75% 2/15/33	250,000	243,971
5.50% 10/15/32	200,000	205,070
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	179,110
4.50% 7/1/57	100,000	90,169
HCA, Inc.
2.38% 7/15/31	150,000	123,348
3.13% 3/15/27	70,000	66,202
3.50% 7/15/51	150,000	103,619
3.63% 3/15/32	150,000	132,785
4.13% 6/15/29	485,000	459,312
4.38% 3/15/42	50,000	41,963
4.50% 2/15/27	160,000	156,874
4.63% 3/15/52	575,000	480,565
5.13% 6/15/39	50,000	47,188
5.25% 4/15/25	185,000	184,228
5.25% 6/15/26	200,000	199,417
5.25% 6/15/49	200,000	182,545
5.50% 6/15/47	200,000	190,125
Humana, Inc.
1.35% 2/3/27	55,000	49,544
2.15% 2/3/32	55,000	43,975
3.70% 3/23/29	125,000	117,628
4.63% 12/1/42	175,000	153,169
5.70% 3/13/26	190,000	189,739
5.75% 3/1/28	100,000	102,177
5.88% 3/1/33	100,000	103,194
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	46,451
LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	$75,047
IQVIA, Inc. 6.25% 2/1/29	140,000	145,365
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	58,151
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	119,020
3.27% 11/1/49	185,000	135,967
4.15% 5/1/47	105,000	90,353
Laboratory Corp. of America Holdings
3.60% 9/1/27	100,000	95,474
4.70% 2/1/45	500,000	451,611
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	35,984
3.34% 7/1/60	65,000	45,141
3.77% 7/1/48	40,000	32,084
Mayo Clinic
3.20% 11/15/61	200,000	137,583
4.13% 11/15/52	100,000	87,961
McLaren Health Care Corp. 4.39% 5/15/48	65,000	56,508
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	76,596
4.20% 7/1/55	127,000	108,646
Methodist Hospital 2.71% 12/1/50	300,000	195,671
Montefiore Obligated Group 5.25% 11/1/48	70,000	52,785
Mount Sinai Hospital 3.98% 7/1/48	100,000	81,136
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	34,180
3.95% 8/1/19	35,000	25,854
4.02% 8/1/45	75,000	64,953
4.06% 8/1/56	50,000	40,999
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	201,327
4.26% 11/1/47	150,000	124,302
Novant Health, Inc.
3.17% 11/1/51	85,000	59,408
3.32% 11/1/61	70,000	46,746
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	74,416
NYU Langone Hospitals
3.38% 7/1/55	100,000	71,817
4.37% 7/1/47	100,000	89,114
Orlando Health Obligated Group
3.33% 10/1/50	125,000	93,380
4.09% 10/1/48	45,000	38,125
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	$55,813
3.22% 11/15/50	65,000	44,620
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	45,954
2.75% 10/1/26	100,000	93,600
3.74% 10/1/47	100,000	76,664
Providence St. Joseph Health Obligated Group 5.40% 10/1/33	200,000	202,775
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	53,092
4.20% 6/30/29	100,000	96,990
RWJ Barnabas Health, Inc.
3.48% 7/1/49	100,000	77,130
3.95% 7/1/46	50,000	41,460
Seattle Children's Hospital 2.72% 10/1/50	185,000	121,517
SSM Health Care Corp. 3.82% 6/1/27	71,000	68,284
Stanford Health Care 3.80% 11/15/48	30,000	24,558
Sutter Health
1.32% 8/15/25	100,000	94,719
2.29% 8/15/30	110,000	94,281
3.16% 8/15/40	100,000	77,762
3.36% 8/15/50	110,000	80,991
Texas Health Resources 4.33% 11/15/55	30,000	26,322
Toledo Hospital 5.75% 11/15/38	200,000	198,237
Trinity Health Corp.
2.63% 12/1/40	50,000	36,097
4.13% 12/1/45	25,000	21,808
UnitedHealth Group, Inc.
1.15% 5/15/26	200,000	184,990
1.25% 1/15/26	180,000	168,656
2.30% 5/15/31	200,000	169,430
2.75% 5/15/40	250,000	183,962
2.88% 8/15/29	155,000	141,469
2.90% 5/15/50	250,000	168,739
2.95% 10/15/27	250,000	235,262
3.05% 5/15/41	200,000	151,387
3.25% 5/15/51	200,000	143,783
3.38% 4/15/27	150,000	144,336
3.45% 1/15/27	100,000	96,642
3.50% 8/15/39	115,000	94,731
3.70% 12/15/25	40,000	39,138
3.70% 8/15/49	135,000	105,847
3.75% 10/15/47	200,000	158,101
3.85% 6/15/28	200,000	193,760
3.88% 12/15/28	50,000	48,224
3.88% 8/15/59	150,000	116,122
4.00% 5/15/29	195,000	188,571
LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.20% 1/15/47	55,000	$46,977
4.25% 1/15/29	250,000	244,992
4.25% 3/15/43	100,000	89,262
4.25% 6/15/48	150,000	129,524
4.38% 3/15/42	100,000	90,753
4.50% 4/15/33	250,000	241,930
4.63% 11/15/41	200,000	185,875
5.00% 4/15/34	250,000	250,437
5.05% 4/15/53	250,000	242,804
5.15% 10/15/25	55,000	55,067
5.20% 4/15/63	250,000	243,182
5.25% 2/15/28	180,000	183,300
5.35% 2/15/33	250,000	257,195
5.38% 4/15/54	145,000	147,473
5.88% 2/15/53	90,000	97,371
6.50% 6/15/37	150,000	169,086
6.63% 11/15/37	100,000	113,548
6.88% 2/15/38	100,000	117,345
Universal Health Services, Inc.
1.65% 9/1/26	65,000	59,242
2.65% 1/15/32	50,000	40,906
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	66,267
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	30,368
		18,776,667
Home Builders–0.02%
DR Horton, Inc. 1.40% 10/15/27	250,000	221,726
MDC Holdings, Inc. 3.97% 8/6/61	200,000	159,472
NVR, Inc. 3.00% 5/15/30	195,000	173,163
		554,361
Home Furnishings–0.02%
Harman International Industries, Inc. 4.15% 5/15/25	100,000	98,561
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	93,570
3.50% 11/15/51	150,000	101,341
Whirlpool Corp.
4.50% 6/1/46	70,000	57,271
4.60% 5/15/50	150,000	122,960
4.75% 2/26/29	60,000	59,004
		532,707
Household Products Wares–0.06%
Avery Dennison Corp.
2.25% 2/15/32	100,000	81,691
4.88% 12/6/28	100,000	98,879
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Avery Dennison Corp. (continued)
5.75% 3/15/33	250,000	$260,207
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	94,808
3.95% 8/1/47	100,000	80,952
Clorox Co.
3.90% 5/15/28	100,000	96,839
4.60% 5/1/32	200,000	195,468
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	75,185
2.88% 2/7/50	45,000	30,906
3.05% 8/15/25	50,000	48,665
3.20% 7/30/46	50,000	36,932
3.90% 5/4/47	100,000	82,299
5.30% 3/1/41	200,000	202,737
6.63% 8/1/37	100,000	116,047
		1,501,615
Insurance–0.74%
Aflac, Inc.
1.13% 3/15/26	105,000	97,269
4.00% 10/15/46	300,000	242,480
4.75% 1/15/49	100,000	91,385
Alleghany Corp. 4.90% 9/15/44	95,000	89,944
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	97,558
Allstate Corp.
0.75% 12/15/25	65,000	60,219
1.45% 12/15/30	100,000	79,189
3.28% 12/15/26	150,000	142,956
4.20% 12/15/46	150,000	124,456
4.50% 6/15/43	100,000	87,805
5.55% 5/9/35	150,000	155,690
American Financial Group, Inc. 4.50% 6/15/47	150,000	125,546
American International Group, Inc.
4.38% 6/30/50	130,000	112,780
4.75% 4/1/48	200,000	184,823
4.80% 7/10/45	100,000	93,094
Aon Corp.
2.80% 5/15/30	150,000	132,130
3.75% 5/2/29	100,000	94,466
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	81,575
2.85% 5/28/27	70,000	65,495
2.90% 8/23/51	100,000	63,679
3.90% 2/28/52	85,000	65,310
Aon Global Ltd.
3.88% 12/15/25	100,000	97,775
4.75% 5/15/45	100,000	89,746
LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Arch Capital Finance LLC
4.01% 12/15/26	100,000	$96,918
5.03% 12/15/46	100,000	91,900
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	103,995
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	100,115
Arthur J Gallagher & Co.
5.45% 7/15/34	250,000	251,653
5.50% 3/2/33	155,000	156,088
Assurant, Inc. 4.90% 3/27/28	100,000	98,704
Assured Guaranty U.S. Holdings, Inc. 6.13% 9/15/28	95,000	98,487
Athene Holding Ltd.
3.50% 1/15/31	20,000	17,575
3.95% 5/25/51	125,000	91,823
4.13% 1/12/28	150,000	144,474
6.65% 2/1/33	100,000	105,821
AXA SA 8.60% 12/15/30	200,000	236,151
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	94,893
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	131,991
2.30% 3/15/27	200,000	188,330
2.50% 1/15/51	140,000	89,398
2.85% 10/15/50	180,000	121,473
2.88% 3/15/32	200,000	176,805
3.85% 3/15/52	200,000	161,673
4.25% 1/15/49	100,000	89,392
4.30% 5/15/43	100,000	91,361
4.40% 5/15/42	100,000	93,685
5.75% 1/15/40	100,000	109,303
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	208,165
4.50% 2/11/43	250,000	239,695
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	237,460
4.70% 6/22/47	200,000	158,596
Brown & Brown, Inc.
2.38% 3/15/31	85,000	70,444
4.20% 3/17/32	65,000	60,007
4.50% 3/15/29	100,000	97,200
4.95% 3/17/52	100,000	88,280
Chubb Corp.
6.00% 5/11/37	100,000	107,860
6.50% 5/15/38	200,000	225,493
Chubb INA Holdings, Inc.
1.38% 9/15/30	415,000	337,713
3.35% 5/3/26	95,000	91,768
4.15% 3/13/43	100,000	87,387
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	106,313
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
CNA Financial Corp.
2.05% 8/15/30	20,000	$16,717
3.90% 5/1/29	40,000	37,849
4.50% 3/1/26	100,000	98,609
5.13% 2/15/34	90,000	87,565
Corebridge Financial, Inc.
5.75% 1/15/34	350,000	357,065
6.05% 9/15/33	350,000	360,541
Enstar Group Ltd. 3.10% 9/1/31	95,000	78,872
Equitable Holdings, Inc. 5.59% 1/11/33	400,000	404,191
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	35,070
4.87% 6/1/44	100,000	90,460
Fairfax Financial Holdings Ltd.
3.38% 3/3/31	180,000	156,500
6.35% 3/22/54	160,000	163,217
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	44,394
4.50% 8/15/28	150,000	144,936
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	121,514
4.50% 4/15/26	100,000	98,151
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	62,810
2.90% 9/15/51	100,000	65,338
3.60% 8/19/49	55,000	41,558
4.30% 4/15/43	43,000	36,912
4.40% 3/15/48	100,000	86,743
6.10% 10/1/41	50,000	53,289
Kemper Corp. 3.80% 2/23/32	100,000	85,456
Loews Corp.
4.13% 5/15/43	200,000	170,315
6.00% 2/1/35	100,000	107,151
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	239,451
4.15% 3/4/26	100,000	98,324
5.38% 3/4/46	100,000	98,377
Markel Group, Inc.
5.00% 4/5/46	250,000	224,866
5.00% 5/20/49	65,000	59,104
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	89,264
2.38% 12/15/31	90,000	75,053
3.75% 3/14/26	75,000	73,333
4.35% 1/30/47	45,000	38,491
4.38% 3/15/29	195,000	191,789
4.75% 3/15/39	55,000	52,184
4.90% 3/15/49	90,000	83,783
LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
5.40% 9/15/33	250,000	$256,500
Mercury General Corp. 4.40% 3/15/27	50,000	48,081
MetLife, Inc.
4.05% 3/1/45	150,000	124,835
4.60% 5/13/46	200,000	180,839
5.25% 1/15/54	250,000	246,105
5.70% 6/15/35	50,000	52,108
5.88% 2/6/41	100,000	105,208
6.38% 6/15/34	100,000	109,159
6.40% 12/15/66	100,000	102,396
6.50% 12/15/32	100,000	110,151
10.75% 8/1/69	150,000	203,400
Old Republic International Corp. 3.85% 6/11/51	200,000	144,843
Principal Financial Group, Inc.
3.40% 5/15/25	100,000	97,741
3.70% 5/15/29	50,000	46,912
5.38% 3/15/33	140,000	141,094
Progressive Corp.
2.50% 3/15/27	40,000	37,477
3.00% 3/15/32	50,000	43,565
3.70% 3/15/52	25,000	19,499
4.13% 4/15/47	200,000	169,224
4.20% 3/15/48	150,000	129,947
4.95% 6/15/33	250,000	249,606
Prudential Financial, Inc.
3.70% 3/13/51	250,000	191,479
3.88% 3/27/28	65,000	62,688
3.91% 12/7/47	163,000	130,101
4.35% 2/25/50	250,000	213,127
4.42% 3/27/48	100,000	85,446
μ4.50% 9/15/47	215,000	202,563
6.63% 6/21/40	200,000	224,635
μ6.75% 3/1/53	160,000	166,429
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	180,061
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	62,421
3.95% 9/15/26	30,000	29,296
6.00% 9/15/33	250,000	259,253
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	122,623
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	92,808
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	127,514
Travelers Cos., Inc.
3.75% 5/15/46	50,000	40,314
4.00% 5/30/47	80,000	66,427
4.05% 3/7/48	200,000	168,996
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Travelers Cos., Inc. (continued)
4.10% 3/4/49	100,000	$84,549
5.45% 5/25/53	115,000	119,114
6.25% 6/15/37	100,000	110,087
6.75% 6/20/36	100,000	113,731
Unum Group
4.00% 6/15/29	145,000	136,785
4.13% 6/15/51	200,000	151,197
5.75% 8/15/42	50,000	48,943
W R Berkley Corp.
3.55% 3/30/52	150,000	104,545
4.00% 5/12/50	105,000	81,550
Willis North America, Inc.
2.95% 9/15/29	65,000	58,242
3.88% 9/15/49	70,000	52,662
4.65% 6/15/27	100,000	98,389
5.35% 5/15/33	250,000	248,788
XL Group Ltd. 5.25% 12/15/43	200,000	189,568
		18,506,022
Internet–0.43%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	166,222
3.15% 2/9/51	200,000	133,028
3.25% 2/9/61	200,000	127,531
3.40% 12/6/27	210,000	198,566
4.00% 12/6/37	100,000	86,926
4.20% 12/6/47	400,000	329,118
4.40% 12/6/57	200,000	164,670
Alphabet, Inc.
0.45% 8/15/25	90,000	84,791
0.80% 8/15/27	200,000	177,815
1.10% 8/15/30	130,000	106,453
1.90% 8/15/40	100,000	67,173
2.00% 8/15/26	250,000	235,300
2.05% 8/15/50	130,000	77,782
2.25% 8/15/60	400,000	230,351
Amazon.com, Inc.
0.80% 6/3/25	635,000	605,116
1.00% 5/12/26	250,000	230,858
1.20% 6/3/27	90,000	80,906
1.50% 6/3/30	165,000	137,696
1.65% 5/12/28	250,000	223,230
2.10% 5/12/31	250,000	212,011
2.50% 6/3/50	80,000	51,058
2.88% 5/12/41	250,000	190,288
3.00% 4/13/25	250,000	244,795
3.10% 5/12/51	250,000	179,550
3.25% 5/12/61	250,000	175,570
3.30% 4/13/27	250,000	240,459
3.60% 4/13/32	500,000	465,657
3.88% 8/22/37	115,000	103,815
3.95% 4/13/52	200,000	167,877
4.05% 8/22/47	635,000	553,291
LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
4.25% 8/22/57	205,000	$178,460
4.55% 12/1/27	250,000	249,866
4.60% 12/1/25	250,000	249,004
4.70% 12/1/32	250,000	250,958
5.20% 12/3/25	100,000	100,442
Baidu, Inc.
4.13% 6/30/25	200,000	196,421
4.38% 3/29/28	200,000	195,670
Booking Holdings, Inc.
3.55% 3/15/28	150,000	143,072
4.63% 4/13/30	300,000	296,296
eBay, Inc.
5.95% 11/22/27	250,000	257,834
6.30% 11/22/32	250,000	267,986
Expedia Group, Inc.
2.95% 3/15/31	80,000	69,813
3.25% 2/15/30	35,000	31,506
3.80% 2/15/28	100,000	95,124
4.63% 8/1/27	90,000	88,286
JD.com, Inc. 3.88% 4/29/26	200,000	194,093
Meta Platforms, Inc.
4.60% 5/15/28	250,000	249,865
4.65% 8/15/62	1,000,000	897,891
4.95% 5/15/33	250,000	253,048
5.60% 5/15/53	220,000	232,526
Weibo Corp. 3.38% 7/8/30	300,000	260,400
		10,806,464
Investment Companies–0.15%
Ares Capital Corp.
2.88% 6/15/27	150,000	137,793
3.20% 11/15/31	250,000	208,505
3.25% 7/15/25	100,000	96,601
3.88% 1/15/26	250,000	241,809
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	182,485
4.00% 1/15/29	200,000	183,499
7.05% 9/29/25	200,000	202,984
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	230,443
2.85% 9/30/28	250,000	220,418
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	176,800
3.40% 7/15/26	200,000	188,422
3.75% 7/22/25	100,000	97,007
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	204,888
7.95% 6/13/28	250,000	259,369
FS KKR Capital Corp.
3.13% 10/12/28	150,000	131,041
3.40% 1/15/26	200,000	189,794
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	$95,235
Golub Capital BDC, Inc. 2.50% 8/24/26	145,000	133,223
Main Street Capital Corp. 3.00% 7/14/26	165,000	153,749
Prospect Capital Corp. 3.71% 1/22/26	200,000	189,689
Sixth Street Specialty Lending, Inc.
2.50% 8/1/26	125,000	115,351
6.95% 8/14/28	180,000	184,736
		3,823,841
Iron & Steel–0.07%
ArcelorMittal SA
6.55% 11/29/27	200,000	207,528
6.80% 11/29/32	175,000	187,150
Nucor Corp.
2.00% 6/1/25	15,000	14,417
2.70% 6/1/30	15,000	13,314
2.98% 12/15/55	400,000	259,003
3.95% 5/1/28	100,000	96,657
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	22,278
2.40% 6/15/25	50,000	48,146
3.25% 1/15/31	60,000	53,429
3.25% 10/15/50	40,000	26,610
3.45% 4/15/30	75,000	68,805
Vale Overseas Ltd.
6.13% 6/12/33	190,000	191,851
6.88% 11/21/36	350,000	374,087
6.88% 11/10/39	170,000	181,784
		1,745,059
Leisure Time–0.01%
Brunswick Corp. 5.85% 3/18/29	115,000	116,249
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	48,762
4.63% 7/28/45	50,000	41,604
		206,615
Lodging–0.05%
Choice Hotels International, Inc. 3.70% 12/1/29	100,000	89,485
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	96,967
4.85% 3/15/26	50,000	49,437
5.75% 1/30/27	160,000	162,490
Marriott International, Inc.
2.85% 4/15/31	220,000	189,759
3.13% 6/15/26	100,000	95,584
3.50% 10/15/32	150,000	131,494
3.75% 10/1/25	50,000	48,771
LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Marriott International, Inc. (continued)
4.00% 4/15/28	100,000	$96,166
4.63% 6/15/30	135,000	131,341
5.00% 10/15/27	55,000	54,837
5.55% 10/15/28	195,000	199,116
		1,345,447
Machinery Construction & Mining–0.07%
Caterpillar Financial Services Corp.
0.80% 11/13/25	85,000	79,540
0.90% 3/2/26	250,000	231,448
2.40% 8/9/26	100,000	94,626
3.40% 5/13/25	150,000	147,118
5.15% 8/11/25	250,000	250,183
Caterpillar, Inc.
1.90% 3/12/31	100,000	84,567
2.60% 9/19/29	150,000	135,511
3.80% 8/15/42	168,000	141,345
4.75% 5/15/64	250,000	230,494
6.05% 8/15/36	200,000	220,292
Oshkosh Corp. 4.60% 5/15/28	100,000	98,086
		1,713,210
Machinery Diversified–0.19%
CNH Industrial Capital LLC 5.50% 1/12/29	200,000	202,865
CNH Industrial NV 3.85% 11/15/27	105,000	100,829
Deere & Co.
2.88% 9/7/49	65,000	45,887
3.90% 6/9/42	150,000	129,593
5.38% 10/16/29	100,000	104,171
Dover Corp.
2.95% 11/4/29	20,000	18,023
5.38% 3/1/41	100,000	99,544
Flowserve Corp. 3.50% 10/1/30	70,000	62,148
IDEX Corp. 3.00% 5/1/30	75,000	66,105
John Deere Capital Corp.
0.70% 1/15/26	100,000	92,857
1.45% 1/15/31	70,000	56,948
1.50% 3/6/28	200,000	176,878
1.70% 1/11/27	200,000	183,841
2.35% 3/8/27	50,000	46,674
2.45% 1/9/30	85,000	75,242
2.65% 6/10/26	100,000	95,364
2.80% 9/8/27	100,000	93,800
2.80% 7/18/29	50,000	45,608
3.05% 1/6/28	100,000	94,661
3.45% 3/7/29	120,000	113,493
4.15% 9/15/27	150,000	147,325
4.35% 9/15/32	115,000	111,395
4.50% 1/16/29	210,000	207,922
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
4.70% 6/10/30	210,000	$208,841
4.75% 1/20/28	175,000	175,373
4.90% 3/3/28	100,000	100,695
4.95% 7/14/28	55,000	55,415
5.05% 3/3/26	100,000	100,283
5.15% 9/8/26	100,000	100,564
5.15% 9/8/33	100,000	102,130
5.30% 9/8/25	100,000	100,365
nVent Finance SARL 4.55% 4/15/28	100,000	97,132
Otis Worldwide Corp.
2.06% 4/5/25	105,000	101,525
2.29% 4/5/27	90,000	83,424
2.57% 2/15/30	105,000	92,327
3.11% 2/15/40	250,000	192,179
3.36% 2/15/50	145,000	105,243
5.25% 8/16/28	135,000	136,754
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	80,848
4.20% 3/1/49	70,000	60,380
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	285,000	276,788
Xylem, Inc.
1.95% 1/30/28	115,000	103,257
3.25% 11/1/26	55,000	52,535
4.38% 11/1/46	50,000	42,930
		4,740,161
Media–0.70%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	97,834
3.50% 6/1/41	315,000	211,515
3.50% 3/1/42	160,000	106,758
3.75% 2/15/28	100,000	92,758
3.85% 4/1/61	70,000	41,533
3.90% 6/1/52	145,000	92,215
3.95% 6/30/62	250,000	150,829
4.20% 3/15/28	150,000	141,379
4.40% 4/1/33	125,000	110,777
4.80% 3/1/50	445,000	329,394
4.91% 7/23/25	450,000	444,523
5.05% 3/30/29	100,000	96,422
5.13% 7/1/49	200,000	154,971
5.25% 4/1/53	200,000	158,393
5.38% 5/1/47	275,000	221,586
5.50% 4/1/63	200,000	156,847
5.75% 4/1/48	225,000	189,474
6.38% 10/23/35	190,000	187,773
6.48% 10/23/45	565,000	523,655
LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp.
1.50% 2/15/31	200,000	$161,475
1.95% 1/15/31	175,000	145,408
2.35% 1/15/27	105,000	98,218
2.45% 8/15/52	150,000	88,003
2.65% 2/1/30	100,000	88,937
2.65% 8/15/62	700,000	399,424
2.80% 1/15/51	140,000	89,575
2.89% 11/1/51	75,000	48,684
2.94% 11/1/56	269,000	169,364
2.99% 11/1/63	101,000	62,028
3.15% 3/1/26	350,000	338,874
3.15% 2/15/28	150,000	141,444
3.20% 7/15/36	150,000	123,221
3.25% 11/1/39	150,000	117,557
3.30% 2/1/27	250,000	239,869
3.30% 4/1/27	500,000	478,370
3.38% 8/15/25	65,000	63,522
3.40% 7/15/46	110,000	82,128
3.45% 2/1/50	110,000	80,440
3.55% 5/1/28	150,000	143,127
3.90% 3/1/38	150,000	130,710
3.95% 10/15/25	300,000	294,989
3.97% 11/1/47	362,000	290,975
4.00% 8/15/47	150,000	121,645
4.00% 3/1/48	150,000	121,738
4.00% 11/1/49	79,000	63,960
4.05% 11/1/52	258,000	207,573
4.15% 10/15/28	185,000	180,561
4.20% 8/15/34	83,000	77,326
4.25% 10/15/30	165,000	159,398
4.25% 1/15/33	200,000	189,369
4.40% 8/15/35	192,000	180,225
4.60% 10/15/38	195,000	181,965
4.65% 7/15/42	24,000	21,974
4.70% 10/15/48	190,000	173,981
4.80% 5/15/33	250,000	246,639
4.95% 10/15/58	190,000	177,860
5.35% 5/15/53	250,000	248,124
5.50% 11/15/32	105,000	108,807
6.50% 11/15/35	200,000	221,813
Discovery Communications LLC
3.95% 6/15/25	100,000	98,323
3.95% 3/20/28	200,000	189,388
4.00% 9/15/55	323,000	221,052
4.13% 5/15/29	70,000	65,617
4.65% 5/15/50	400,000	312,463
4.90% 3/11/26	100,000	99,007
5.20% 9/20/47	215,000	180,638
5.30% 5/15/49	65,000	54,607
Fox Corp.
4.71% 1/25/29	405,000	399,331
5.48% 1/25/39	75,000	71,376
5.58% 1/25/49	90,000	83,809
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Fox Corp. (continued)
6.50% 10/13/33	240,000	$254,204
Grupo Televisa SAB
6.63% 1/15/40	100,000	101,964
8.50% 3/11/32	200,000	231,052
NBCUniversal Media LLC 4.45% 1/15/43	175,000	155,374
Paramount Global
2.90% 1/15/27	53,000	48,478
4.20% 5/19/32	50,000	41,538
4.38% 3/15/43	77,000	52,255
4.85% 7/1/42	150,000	109,879
4.90% 8/15/44	125,000	89,365
4.95% 1/15/31	400,000	356,223
5.85% 9/1/43	150,000	121,537
6.88% 4/30/36	125,000	118,058
7.88% 7/30/30	200,000	208,936
Thomson Reuters Corp. 3.35% 5/15/26	55,000	52,942
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	223,218
Time Warner Cable LLC
5.50% 9/1/41	100,000	83,244
5.88% 11/15/40	100,000	86,622
6.55% 5/1/37	200,000	189,053
7.30% 7/1/38	150,000	151,523
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	88,905
2.95% 6/15/27	200,000	190,130
3.00% 7/30/46	50,000	35,421
3.15% 9/17/25	100,000	97,251
3.70% 12/1/42	150,000	124,133
4.13% 12/1/41	100,000	87,458
4.13% 6/1/44	83,000	72,179
Walt Disney Co.
1.75% 1/13/26	145,000	137,077
2.00% 9/1/29	335,000	291,849
2.65% 1/13/31	220,000	193,682
2.75% 9/1/49	180,000	119,561
3.38% 11/15/26	60,000	57,779
3.50% 5/13/40	200,000	164,408
3.60% 1/13/51	75,000	58,100
3.70% 10/15/25	40,000	39,185
3.80% 5/13/60	490,000	382,426
4.70% 3/23/50	500,000	468,716
4.75% 9/15/44	60,000	56,344
4.75% 11/15/46	50,000	46,121
4.95% 10/15/45	30,000	28,567
6.40% 12/15/35	229,000	255,908
6.65% 11/15/37	175,000	201,130
		17,715,342
LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.25% 6/15/25	100,000	$97,803
3.90% 1/15/43	50,000	42,562
4.38% 6/15/45	100,000	88,441
Timken Co. 4.13% 4/1/32	110,000	100,694
Valmont Industries, Inc.
5.00% 10/1/44	100,000	88,191
5.25% 10/1/54	100,000	88,744
		506,435
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	180,043
Barrick North America Finance LLC 5.75% 5/1/43	150,000	154,937
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	103,831
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	109,138
5.00% 9/30/43	500,000	481,384
5.10% 9/8/28	250,000	252,787
5.25% 9/8/33	250,000	252,837
5.50% 9/8/53	95,000	98,174
Kinross Gold Corp. 4.50% 7/15/27	400,000	390,388
Newmont Corp.
2.60% 7/15/32	200,000	167,388
4.88% 3/15/42	400,000	371,908
6.25% 10/1/39	100,000	106,871
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	161,262
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	128,796
5.20% 11/2/40	100,000	99,694
7.13% 7/15/28	75,000	81,813
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	130,241
Southern Copper Corp.
5.25% 11/8/42	150,000	142,167
5.88% 4/23/45	69,000	69,301
6.75% 4/16/40	110,000	121,989
7.50% 7/27/35	200,000	231,281
		3,836,230
Miscellaneous Manufacturing–0.11%
3M Co.
2.38% 8/26/29	150,000	131,508
2.88% 10/15/27	150,000	139,716
3.00% 8/7/25	100,000	97,138
3.25% 8/26/49	85,000	58,794
3.38% 3/1/29	100,000	92,872
3.63% 10/15/47	150,000	110,527
3.88% 6/15/44	150,000	118,369
4.00% 9/14/48	65,000	52,207
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	$120,379
3.75% 12/1/27	100,000	95,314
Eaton Corp.
3.10% 9/15/27	100,000	94,811
3.92% 9/15/47	100,000	82,033
4.15% 11/2/42	150,000	131,549
4.35% 5/18/28	105,000	103,506
GE Capital Funding LLC 4.55% 5/15/32	250,000	242,416
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	142,281
3.90% 9/1/42	150,000	129,328
4.88% 9/15/41	100,000	97,733
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	50,953
4.00% 6/14/49	55,000	44,926
6.25% 5/15/38	350,000	378,709
Textron, Inc.
3.00% 6/1/30	100,000	88,228
3.38% 3/1/28	50,000	46,812
3.65% 3/15/27	50,000	47,981
		2,698,090
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	167,144
3.57% 12/1/31	250,000	219,783
		386,927
Oil & Gas–0.88%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	216,927
2.72% 1/12/32	210,000	180,944
2.77% 11/10/50	165,000	106,803
2.94% 6/4/51	320,000	213,637
3.00% 2/24/50	90,000	61,400
3.00% 3/17/52	100,000	67,714
3.02% 1/16/27	250,000	238,625
3.12% 5/4/26	75,000	72,246
3.38% 2/8/61	300,000	207,237
3.41% 2/11/26	200,000	194,425
4.23% 11/6/28	400,000	391,455
4.81% 2/13/33	35,000	34,542
4.89% 9/11/33	190,000	188,676
4.99% 4/10/34	250,000	249,675
BP Capital Markets PLC
3.28% 9/19/27	150,000	142,762
3.72% 11/28/28	90,000	86,086
Burlington Resources LLC 7.20% 8/15/31	100,000	113,622
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	47,832
LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Canadian Natural Resources Ltd. (continued)
2.95% 7/15/30	50,000	$44,083
4.95% 6/1/47	100,000	90,462
5.85% 2/1/35	200,000	201,986
6.25% 3/15/38	150,000	156,103
Cenovus Energy, Inc. 5.40% 6/15/47	298,000	280,675
Chevron Corp.
1.55% 5/11/25	165,000	158,675
2.24% 5/11/30	125,000	109,330
2.95% 5/16/26	200,000	192,560
3.33% 11/17/25	150,000	146,736
Chevron USA, Inc.
0.69% 8/12/25	135,000	127,361
1.02% 8/12/27	85,000	75,480
2.34% 8/12/50	125,000	76,212
3.25% 10/15/29	100,000	93,607
3.85% 1/15/28	150,000	146,589
CNOOC Finance 2013 Ltd. 4.25% 5/9/43	400,000	357,984
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	177,188
CNOOC Finance 2015 USA LLC 3.50% 5/5/25	200,000	196,166
CNOOC Petroleum North America ULC
6.40% 5/15/37	150,000	167,800
7.50% 7/30/39	200,000	246,092
ConocoPhillips 6.50% 2/1/39	380,000	431,071
ConocoPhillips Co.
3.80% 3/15/52	110,000	85,896
4.03% 3/15/62	107,000	84,796
4.30% 11/15/44	150,000	131,533
5.05% 9/15/33	145,000	146,311
5.30% 5/15/53	180,000	178,737
6.95% 4/15/29	200,000	219,766
Coterra Energy, Inc.
3.90% 5/15/27	215,000	206,934
4.38% 3/15/29	50,000	48,135
Devon Energy Corp.
4.50% 1/15/30	325,000	313,254
4.75% 5/15/42	100,000	87,038
5.00% 6/15/45	70,000	62,110
5.60% 7/15/41	100,000	96,386
5.85% 12/15/25	150,000	150,814
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	84,161
3.25% 12/1/26	110,000	105,449
3.50% 12/1/29	200,000	185,008
4.25% 3/15/52	60,000	48,566
4.40% 3/24/51	70,000	57,987
6.25% 3/15/53	200,000	215,770
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EOG Resources, Inc.
3.90% 4/1/35	150,000	$136,581
4.15% 1/15/26	100,000	98,537
EQT Corp. 5.75% 2/1/34	350,000	348,845
Equinor ASA
1.75% 1/22/26	220,000	207,914
2.38% 5/22/30	200,000	175,132
3.25% 11/18/49	110,000	80,132
3.63% 9/10/28	150,000	144,356
3.95% 5/15/43	250,000	211,408
4.80% 11/8/43	150,000	142,454
5.10% 8/17/40	200,000	199,690
Exxon Mobil Corp.
2.44% 8/16/29	700,000	628,467
3.00% 8/16/39	200,000	156,475
3.04% 3/1/26	750,000	726,392
3.10% 8/16/49	200,000	142,843
3.57% 3/6/45	200,000	159,738
4.11% 3/1/46	165,000	142,312
4.33% 3/19/50	400,000	353,961
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	37,789
Hess Corp.
4.30% 4/1/27	150,000	147,077
5.60% 2/15/41	200,000	203,822
5.80% 4/1/47	150,000	154,229
7.13% 3/15/33	100,000	113,174
Marathon Oil Corp.
4.40% 7/15/27	100,000	97,174
5.30% 4/1/29	100,000	99,818
5.70% 4/1/34	100,000	99,995
6.60% 10/1/37	100,000	105,208
Marathon Petroleum Corp.
3.80% 4/1/28	120,000	115,134
4.50% 4/1/48	50,000	42,226
5.13% 12/15/26	150,000	150,088
6.50% 3/1/41	145,000	157,657
Occidental Petroleum Corp.
6.45% 9/15/36	500,000	533,132
8.88% 7/15/30	500,000	580,840
Ovintiv, Inc.
5.65% 5/15/28	175,000	177,893
6.25% 7/15/33	115,000	119,565
Patterson-UTI Energy, Inc. 7.15% 10/1/33	95,000	102,129
Phillips 66
1.30% 2/15/26	40,000	37,214
3.30% 3/15/52	65,000	45,465
3.90% 3/15/28	200,000	193,134
4.88% 11/15/44	180,000	168,012
5.88% 5/1/42	250,000	262,644
Phillips 66 Co.
3.15% 12/15/29	100,000	90,765
3.55% 10/1/26	100,000	96,577
3.75% 3/1/28	50,000	47,801
LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Phillips 66 Co. (continued)
4.68% 2/15/45	40,000	$35,508
4.90% 10/1/46	100,000	92,001
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	107,022
1.90% 8/15/30	200,000	168,010
2.15% 1/15/31	90,000	75,721
Shell International Finance BV
2.50% 9/12/26	150,000	142,166
2.75% 4/6/30	315,000	283,293
2.88% 5/10/26	400,000	384,105
3.25% 5/11/25	350,000	343,080
3.25% 4/6/50	500,000	362,971
3.75% 9/12/46	150,000	121,121
4.00% 5/10/46	350,000	294,402
4.13% 5/11/35	156,000	145,926
4.38% 5/11/45	167,000	149,329
5.50% 3/25/40	100,000	104,428
6.38% 12/15/38	300,000	339,440
Suncor Energy, Inc.
3.75% 3/4/51	70,000	51,887
4.00% 11/15/47	70,000	54,370
6.50% 6/15/38	250,000	266,495
6.80% 5/15/38	100,000	108,263
6.85% 6/1/39	100,000	109,742
7.15% 2/1/32	25,000	27,689
TotalEnergies Capital International SA
2.83% 1/10/30	100,000	90,324
2.99% 6/29/41	200,000	151,251
3.13% 5/29/50	200,000	142,431
3.39% 6/29/60	200,000	140,438
3.46% 2/19/29	200,000	189,475
3.46% 7/12/49	100,000	75,376
Valero Energy Corp.
4.00% 4/1/29	100,000	95,914
4.00% 6/1/52	55,000	42,335
4.35% 6/1/28	120,000	117,270
6.63% 6/15/37	300,000	327,042
7.50% 4/15/32	100,000	114,798
		22,086,841
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	197,081
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06% 12/15/26	200,000	184,835
4.08% 12/15/47	200,000	165,092
4.49% 5/1/30	30,000	29,283
Halliburton Co.
2.92% 3/1/30	150,000	134,510
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton Co. (continued)
3.80% 11/15/25	7,000	$6,842
4.75% 8/1/43	200,000	183,681
4.85% 11/15/35	100,000	97,256
5.00% 11/15/45	283,000	265,696
7.45% 9/15/39	200,000	241,754
NOV, Inc. 3.95% 12/1/42	150,000	114,391
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	118,536
Schlumberger Investment SA 4.50% 5/15/28	250,000	248,771
		1,987,728
Packaging & Containers–0.06%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	164,304
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	195,417
Berry Global, Inc. 1.57% 1/15/26	575,000	537,503
Packaging Corp. of America
3.00% 12/15/29	50,000	45,051
3.05% 10/1/51	45,000	30,647
3.40% 12/15/27	70,000	66,534
4.05% 12/15/49	25,000	19,941
WestRock MWV LLC 8.20% 1/15/30	150,000	171,304
WRKCo, Inc.
3.90% 6/1/28	50,000	47,665
4.00% 3/15/28	100,000	96,085
4.20% 6/1/32	50,000	47,067
		1,421,518
Pharmaceuticals–1.44%
AbbVie, Inc.
2.95% 11/21/26	250,000	238,100
3.20% 5/14/26	200,000	193,036
3.20% 11/21/29	525,000	483,786
3.60% 5/14/25	600,000	588,884
4.05% 11/21/39	250,000	222,600
4.25% 11/21/49	525,000	454,679
4.30% 5/14/36	150,000	140,832
4.40% 11/6/42	300,000	272,295
4.45% 5/14/46	200,000	179,591
4.55% 3/15/35	250,000	241,636
4.63% 10/1/42	125,000	116,565
4.80% 3/15/27	800,000	800,826
4.85% 6/15/44	250,000	238,802
5.50% 3/15/64	1,000,000	1,028,405
Astrazeneca Finance LLC
1.20% 5/28/26	65,000	60,043
2.25% 5/28/31	55,000	46,459
4.88% 3/3/28	500,000	501,207
4.88% 3/3/33	500,000	498,953
LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC
1.38% 8/6/30	200,000	$163,236
2.13% 8/6/50	95,000	56,344
3.00% 5/28/51	30,000	21,054
4.00% 1/17/29	105,000	101,823
4.38% 11/16/45	95,000	85,110
4.38% 8/17/48	125,000	111,604
Becton Dickinson & Co.
1.96% 2/11/31	165,000	135,392
3.70% 6/6/27	196,000	188,305
3.79% 5/20/50	200,000	156,863
4.67% 6/6/47	125,000	112,012
4.69% 2/13/28	75,000	74,238
4.87% 2/8/29	250,000	248,507
Bristol-Myers Squibb Co.
0.75% 11/13/25	150,000	140,167
1.13% 11/13/27	150,000	132,310
1.45% 11/13/30	90,000	73,091
2.35% 11/13/40	65,000	44,429
2.55% 11/13/50	90,000	55,390
2.95% 3/15/32	70,000	61,141
3.20% 6/15/26	120,000	115,684
3.25% 8/1/42	100,000	76,416
3.40% 7/26/29	217,000	203,836
3.55% 3/15/42	45,000	36,089
3.70% 3/15/52	105,000	80,623
3.90% 2/20/28	250,000	242,782
3.90% 3/15/62	95,000	72,424
4.13% 6/15/39	585,000	518,391
4.25% 10/26/49	210,000	179,340
4.35% 11/15/47	200,000	172,697
4.55% 2/20/48	250,000	223,635
4.90% 2/22/29	225,000	225,947
5.20% 2/22/34	185,000	187,835
5.50% 2/22/44	45,000	46,054
5.55% 2/22/54	1,120,000	1,151,790
Cardinal Health, Inc.
3.41% 6/15/27	250,000	237,389
3.75% 9/15/25	100,000	97,687
4.37% 6/15/47	100,000	84,337
4.90% 9/15/45	100,000	89,779
Cencora, Inc.
2.70% 3/15/31	200,000	171,644
2.80% 5/15/30	50,000	44,146
3.45% 12/15/27	100,000	95,036
4.30% 12/15/47	100,000	86,638
5.13% 2/15/34	180,000	179,692
Cigna Group
1.25% 3/15/26	135,000	125,055
2.38% 3/15/31	120,000	101,063
2.40% 3/15/30	150,000	129,533
3.20% 3/15/40	105,000	79,483
3.25% 4/15/25	400,000	391,145
3.40% 3/15/50	85,000	60,466
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Group (continued)
3.40% 3/15/51	80,000	$57,071
3.88% 10/15/47	150,000	117,325
4.13% 11/15/25	340,000	335,129
4.80% 8/15/38	145,000	136,228
4.90% 12/15/48	145,000	132,084
5.25% 2/15/34	250,000	249,645
5.40% 3/15/33	250,000	254,546
5.60% 2/15/54	105,000	105,391
6.13% 11/15/41	300,000	321,087
CVS Health Corp.
1.30% 8/21/27	415,000	367,842
1.75% 8/21/30	250,000	205,352
1.88% 2/28/31	160,000	130,365
2.70% 8/21/40	85,000	59,010
2.88% 6/1/26	250,000	238,340
3.00% 8/15/26	65,000	61,958
3.25% 8/15/29	85,000	77,959
3.75% 4/1/30	200,000	186,365
3.88% 7/20/25	400,000	392,475
4.13% 4/1/40	300,000	252,723
4.30% 3/25/28	323,000	315,208
4.78% 3/25/38	810,000	748,017
4.88% 7/20/35	225,000	216,384
5.00% 2/20/26	70,000	69,756
5.00% 1/30/29	90,000	90,249
5.05% 3/25/48	585,000	531,284
5.13% 2/21/30	100,000	100,302
5.13% 7/20/45	215,000	198,131
5.25% 2/21/33	100,000	100,027
5.30% 6/1/33	95,000	95,223
5.63% 2/21/53	100,000	98,206
5.88% 6/1/53	140,000	142,423
Eli Lilly & Co.
2.25% 5/15/50	250,000	152,888
2.50% 9/15/60	250,000	147,302
3.38% 3/15/29	65,000	61,654
4.70% 2/9/34	500,000	497,215
5.00% 2/9/54	175,000	174,015
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	155,501
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	106,820
6.38% 5/15/38	450,000	508,826
Johnson & Johnson
0.55% 9/1/25	250,000	235,141
0.95% 9/1/27	155,000	137,928
2.10% 9/1/40	335,000	230,309
2.45% 3/1/26	150,000	143,724
2.45% 9/1/60	165,000	98,252
2.90% 1/15/28	150,000	142,092
2.95% 3/3/27	200,000	191,567
3.40% 1/15/38	150,000	128,616
3.50% 1/15/48	95,000	75,635
3.55% 3/1/36	70,000	62,244
LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
3.70% 3/1/46	80,000	$66,805
3.75% 3/3/47	200,000	166,176
4.38% 12/5/33	183,000	182,380
4.85% 5/15/41	100,000	99,944
5.85% 7/15/38	100,000	110,301
McKesson Corp.
0.90% 12/3/25	145,000	134,907
5.10% 7/15/33	200,000	201,860
5.25% 2/15/26	65,000	64,807
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	93,180
5.90% 11/1/39	50,000	51,902
Merck & Co., Inc.
0.75% 2/24/26	215,000	199,379
1.45% 6/24/30	105,000	86,477
1.70% 6/10/27	100,000	91,142
1.90% 12/10/28	100,000	88,691
2.15% 12/10/31	95,000	79,511
2.35% 6/24/40	145,000	101,969
2.45% 6/24/50	100,000	61,978
2.75% 12/10/51	100,000	65,376
2.90% 12/10/61	55,000	34,543
3.40% 3/7/29	200,000	189,381
3.60% 9/15/42	100,000	81,827
3.90% 3/7/39	200,000	176,746
4.00% 3/7/49	135,000	113,358
4.15% 5/18/43	242,000	213,864
4.50% 5/17/33	145,000	141,783
4.90% 5/17/44	150,000	145,748
5.00% 5/17/53	250,000	244,760
Mylan, Inc.
4.55% 4/15/28	150,000	144,922
5.20% 4/15/48	150,000	123,985
5.40% 11/29/43	133,000	116,673
Novartis Capital Corp.
2.00% 2/14/27	150,000	139,715
2.20% 8/14/30	150,000	130,154
2.75% 8/14/50	100,000	67,693
3.00% 11/20/25	250,000	242,817
3.10% 5/17/27	125,000	119,622
3.70% 9/21/42	150,000	126,151
4.40% 5/6/44	250,000	230,279
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	195,000	192,973
4.45% 5/19/28	500,000	492,886
4.65% 5/19/25	110,000	109,288
4.65% 5/19/30	250,000	247,574
4.75% 5/19/33	265,000	260,915
5.11% 5/19/43	250,000	244,463
5.30% 5/19/53	760,000	755,618
5.34% 5/19/63	250,000	244,970
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
0.80% 5/28/25	125,000	$119,106
1.70% 5/28/30	125,000	105,009
1.75% 8/18/31	100,000	81,594
2.55% 5/28/40	300,000	214,302
2.70% 5/28/50	115,000	77,012
2.75% 6/3/26	150,000	143,846
3.45% 3/15/29	250,000	236,712
3.60% 9/15/28	250,000	239,687
3.90% 3/15/39	50,000	43,278
4.00% 12/15/36	100,000	90,968
4.00% 3/15/49	200,000	167,312
4.10% 9/15/38	150,000	135,683
4.20% 9/15/48	100,000	86,038
7.20% 3/15/39	300,000	361,686
Sanofi SA 3.63% 6/19/28	150,000	145,027
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	286,947
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	169,590
3.03% 7/9/40	200,000	150,719
3.18% 7/9/50	200,000	139,380
3.38% 7/9/60	200,000	135,141
5.00% 11/26/28	200,000	200,297
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	241,533
5.25% 6/15/46	160,000	132,739
Viatris, Inc.
1.65% 6/22/25	180,000	171,172
2.70% 6/22/30	95,000	80,544
4.00% 6/22/50	95,000	65,447
Wyeth LLC
5.95% 4/1/37	350,000	378,104
6.00% 2/15/36	100,000	108,387
6.50% 2/1/34	100,000	110,761
Zoetis, Inc.
3.00% 9/12/27	100,000	93,699
3.00% 5/15/50	145,000	99,883
3.90% 8/20/28	50,000	48,110
3.95% 9/12/47	100,000	81,188
4.45% 8/20/48	50,000	44,142
4.50% 11/13/25	200,000	197,432
4.70% 2/1/43	150,000	137,318
5.60% 11/16/32	135,000	140,109
		36,149,580
Pipelines–0.78%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	39,897
4.45% 7/15/27	70,000	68,316
5.63% 8/1/34	250,000	250,111
5.95% 6/1/26	50,000	50,420
LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	$213,939
5.13% 6/30/27	500,000	498,808
Cheniere Energy Partners LP 5.95% 6/30/33	250,000	255,593
Columbia Pipeline Group, Inc.
4.50% 6/1/25	250,000	246,469
5.80% 6/1/45	100,000	98,824
Enbridge, Inc.
1.60% 10/4/26	110,000	100,778
3.40% 8/1/51	140,000	98,457
3.70% 7/15/27	200,000	192,244
4.25% 12/1/26	100,000	97,980
4.50% 6/10/44	100,000	86,086
5.50% 12/1/46	100,000	98,141
Energy Transfer LP
2.90% 5/15/25	95,000	92,206
3.75% 5/15/30	105,000	96,779
3.90% 7/15/26	100,000	96,969
4.00% 10/1/27	245,000	235,467
4.20% 4/15/27	150,000	145,849
4.40% 3/15/27	100,000	97,855
4.95% 6/15/28	75,000	74,397
5.00% 5/15/44	70,000	61,907
5.00% 5/15/50	315,000	276,371
5.15% 3/15/45	150,000	136,295
5.30% 4/1/44	200,000	183,847
5.30% 4/15/47	150,000	136,376
5.40% 10/1/47	245,000	226,103
5.80% 6/15/38	100,000	99,404
5.95% 12/1/25	100,000	100,641
5.95% 10/1/43	125,000	123,500
6.00% 6/15/48	100,000	99,393
6.10% 12/1/28	180,000	186,606
6.50% 2/1/42	150,000	159,082
6.55% 12/1/33	145,000	155,656
7.50% 7/1/38	200,000	229,846
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	94,112
3.13% 7/31/29	150,000	138,360
3.20% 2/15/52	350,000	245,182
3.30% 2/15/53	85,000	60,320
3.70% 2/15/26	150,000	146,561
3.95% 2/15/27	245,000	239,241
4.15% 10/16/28	100,000	97,274
4.20% 1/31/50	100,000	84,536
4.25% 2/15/48	90,000	77,019
4.45% 2/15/43	125,000	111,481
4.80% 2/1/49	100,000	92,102
4.85% 1/31/34	250,000	246,254
4.85% 8/15/42	200,000	187,691
4.85% 3/15/44	125,000	116,818
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
4.90% 5/15/46	100,000	$93,452
5.70% 2/15/42	150,000	153,227
5.95% 2/1/41	100,000	105,830
6.13% 10/15/39	50,000	53,438
7.55% 4/15/38	100,000	119,906
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	221,147
5.80% 3/15/35	150,000	152,199
6.50% 9/1/39	100,000	104,156
6.55% 9/15/40	200,000	209,961
7.75% 3/15/32	200,000	226,457
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	87,143
2.00% 2/15/31	140,000	115,143
3.25% 8/1/50	145,000	95,634
3.60% 2/15/51	280,000	195,455
4.30% 6/1/25	200,000	197,158
4.30% 3/1/28	200,000	195,184
5.20% 6/1/33	70,000	68,938
5.20% 3/1/48	150,000	134,986
5.55% 6/1/45	200,000	190,837
MPLX LP
1.75% 3/1/26	70,000	65,436
2.65% 8/15/30	390,000	335,440
4.00% 3/15/28	175,000	168,505
4.13% 3/1/27	165,000	160,797
4.25% 12/1/27	50,000	48,627
4.50% 4/15/38	290,000	257,531
4.70% 4/15/48	115,000	98,103
4.90% 4/15/58	50,000	41,876
5.00% 3/1/33	145,000	140,759
5.20% 3/1/47	165,000	150,935
5.20% 12/1/47	90,000	82,728
ONEOK Partners LP
6.13% 2/1/41	100,000	103,469
6.20% 9/15/43	178,000	183,688
6.65% 10/1/36	100,000	107,388
ONEOK, Inc.
2.20% 9/15/25	100,000	95,414
3.10% 3/15/30	100,000	89,423
3.40% 9/1/29	150,000	138,178
3.95% 3/1/50	155,000	114,305
4.00% 7/13/27	85,000	82,161
4.20% 10/3/47	100,000	79,066
4.25% 9/15/46	180,000	144,614
4.45% 9/1/49	60,000	48,570
4.50% 3/15/50	100,000	81,542
4.55% 7/15/28	150,000	147,128
4.95% 7/13/47	100,000	87,900
5.00% 3/1/26	100,000	99,382
5.20% 7/15/48	75,000	68,851
6.05% 9/1/33	105,000	109,510
LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
6.63% 9/1/53	250,000	$275,526
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	81,022
4.50% 12/15/26	100,000	98,179
4.65% 10/15/25	200,000	197,284
5.15% 6/1/42	200,000	180,532
6.65% 1/15/37	125,000	133,772
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	67,776
4.50% 5/15/30	255,000	245,236
5.90% 9/15/37	250,000	259,620
Spectra Energy Partners LP
3.38% 10/15/26	145,000	138,804
4.50% 3/15/45	50,000	42,279
Targa Resources Corp.
6.13% 3/15/33	175,000	182,573
6.50% 2/15/53	250,000	267,896
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	170,987
TransCanada PipeLines Ltd.
2.50% 10/12/31	165,000	137,269
4.25% 5/15/28	150,000	145,422
4.63% 3/1/34	200,000	188,808
4.75% 5/15/38	150,000	137,953
4.88% 1/15/26	100,000	99,319
4.88% 5/15/48	150,000	133,392
5.10% 3/15/49	150,000	139,562
6.10% 6/1/40	100,000	103,369
6.20% 3/9/26	250,000	250,047
7.25% 8/15/38	100,000	114,544
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	90,497
3.95% 5/15/50	200,000	158,102
4.00% 3/15/28	100,000	96,337
4.45% 8/1/42	100,000	88,274
4.60% 3/15/48	100,000	88,530
Valero Energy Partners LP 4.50% 3/15/28	100,000	98,134
Western Midstream Operating LP
6.15% 4/1/33	155,000	158,924
6.35% 1/15/29	165,000	171,120
Williams Cos., Inc.
2.60% 3/15/31	135,000	115,023
3.50% 11/15/30	150,000	136,325
3.75% 6/15/27	250,000	240,579
4.85% 3/1/48	70,000	62,413
4.90% 3/15/29	250,000	248,344
5.30% 8/15/28	350,000	352,965
5.40% 3/2/26	235,000	235,603
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (continued)
5.75% 6/24/44	95,000	$94,786
		19,626,267
Private Equity–0.02%
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45% 4/15/50	150,000	105,109
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	68,105
3.50% 3/30/51	200,000	144,153
3.90% 1/25/28	100,000	96,289
4.70% 9/20/47	150,000	129,806
		543,462
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	296,833
		296,833
Real Estate Investment Trusts–0.97%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	97,962
2.75% 12/15/29	100,000	87,660
2.95% 3/15/34	40,000	32,861
3.00% 5/18/51	250,000	158,683
3.38% 8/15/31	60,000	53,498
3.45% 4/30/25	100,000	97,904
3.55% 3/15/52	70,000	49,106
3.95% 1/15/27	25,000	24,134
3.95% 1/15/28	100,000	95,773
4.00% 2/1/50	100,000	76,963
4.50% 7/30/29	110,000	106,225
American Homes 4 Rent LP
2.38% 7/15/31	80,000	64,978
3.63% 4/15/32	140,000	123,112
5.50% 2/1/34	250,000	249,248
American Tower Corp.
1.30% 9/15/25	25,000	23,557
1.50% 1/31/28	50,000	43,647
1.60% 4/15/26	100,000	92,864
1.88% 10/15/30	250,000	202,700
2.10% 6/15/30	25,000	20,768
2.70% 4/15/31	100,000	84,656
2.95% 1/15/51	50,000	32,241
3.10% 6/15/50	300,000	198,913
3.13% 1/15/27	200,000	189,101
3.38% 10/15/26	200,000	191,028
3.60% 1/15/28	100,000	94,476
3.65% 3/15/27	160,000	153,368
3.80% 8/15/29	265,000	247,314
4.00% 6/1/25	100,000	98,253
5.50% 3/15/28	250,000	252,094
LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. (continued)
5.80% 11/15/28	140,000	$143,336
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	87,654
2.45% 1/15/31	105,000	90,246
2.90% 10/15/26	50,000	47,382
3.20% 1/15/28	85,000	79,920
3.30% 6/1/29	60,000	55,580
3.45% 6/1/25	100,000	97,964
3.50% 11/15/25	50,000	48,713
3.90% 10/15/46	50,000	39,620
4.15% 7/1/47	50,000	40,885
Boston Properties LP
2.45% 10/1/33	100,000	75,318
2.55% 4/1/32	150,000	118,658
2.75% 10/1/26	300,000	279,447
3.40% 6/21/29	150,000	134,616
3.65% 2/1/26	100,000	96,354
4.50% 12/1/28	70,000	66,606
Brixmor Operating Partnership LP
3.90% 3/15/27	100,000	95,958
4.05% 7/1/30	300,000	278,256
4.13% 6/15/26	50,000	48,676
Camden Property Trust
3.15% 7/1/29	125,000	114,272
3.35% 11/1/49	40,000	28,569
4.90% 1/15/34	250,000	243,274
COPT Defense Properties LP
2.25% 3/15/26	90,000	84,622
2.75% 4/15/31	100,000	82,493
Crown Castle, Inc.
1.05% 7/15/26	200,000	181,794
2.10% 4/1/31	200,000	161,891
2.25% 1/15/31	40,000	32,910
2.90% 4/1/41	200,000	141,420
3.25% 1/15/51	150,000	102,603
3.65% 9/1/27	140,000	132,711
3.80% 2/15/28	150,000	142,008
4.00% 3/1/27	40,000	38,663
4.45% 2/15/26	365,000	358,914
4.75% 5/15/47	25,000	21,419
5.00% 1/11/28	70,000	69,263
5.20% 2/15/49	100,000	92,706
5.60% 6/1/29	125,000	126,677
CubeSmart LP
2.00% 2/15/31	160,000	128,705
3.00% 2/15/30	100,000	88,302
3.13% 9/1/26	50,000	47,482
4.38% 2/15/29	30,000	28,778
Digital Realty Trust LP
3.60% 7/1/29	65,000	59,892
3.70% 8/15/27	100,000	95,496
5.55% 1/15/28	175,000	176,254
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
DOC DR LLC
2.63% 11/1/31	50,000	$41,189
3.95% 1/15/28	100,000	95,470
4.30% 3/15/27	50,000	48,834
Equinix, Inc.
1.00% 9/15/25	250,000	233,798
1.25% 7/15/25	55,000	52,024
1.55% 3/15/28	125,000	108,421
2.15% 7/15/30	55,000	45,580
2.90% 11/18/26	90,000	84,425
2.95% 9/15/51	250,000	160,492
3.00% 7/15/50	45,000	29,443
3.20% 11/18/29	90,000	80,571
3.90% 4/15/32	200,000	180,968
ERP Operating LP
2.50% 2/15/30	100,000	87,512
2.85% 11/1/26	140,000	132,573
3.00% 7/1/29	100,000	90,867
3.38% 6/1/25	100,000	97,650
4.15% 12/1/28	100,000	96,915
4.50% 6/1/45	50,000	42,918
Essex Portfolio LP
1.65% 1/15/31	250,000	197,305
1.70% 3/1/28	210,000	184,149
3.00% 1/15/30	100,000	88,682
3.38% 4/15/26	50,000	48,139
4.00% 3/1/29	100,000	95,373
Extra Space Storage LP
2.20% 10/15/30	235,000	194,701
3.50% 7/1/26	100,000	96,076
3.90% 4/1/29	20,000	18,829
4.00% 6/15/29	100,000	94,306
5.50% 7/1/30	145,000	146,481
Federal Realty OP LP
1.25% 2/15/26	50,000	46,248
3.25% 7/15/27	100,000	93,607
5.38% 5/1/28	200,000	200,567
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	42,091
4.00% 1/15/30	95,000	86,731
4.00% 1/15/31	50,000	44,616
5.25% 6/1/25	75,000	74,517
5.38% 4/15/26	145,000	143,737
5.75% 6/1/28	75,000	75,055
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	87,438
2.40% 3/15/30	100,000	81,859
3.10% 2/15/30	50,000	43,535
3.50% 8/1/26	95,000	90,662
3.75% 7/1/27	50,000	47,202
Healthpeak OP LLC
2.13% 12/1/28	160,000	140,709
3.00% 1/15/30	150,000	132,843
LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthpeak OP LLC (continued)
5.25% 12/15/32	250,000	$247,961
Highwoods Realty LP
2.60% 2/1/31	65,000	51,364
3.88% 3/1/27	60,000	56,476
4.20% 4/15/29	100,000	91,024
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	116,340
3.38% 12/15/29	150,000	133,592
3.50% 9/15/30	70,000	62,246
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	88,481
2.70% 1/15/34	100,000	79,600
5.50% 8/15/33	250,000	249,037
Kilroy Realty LP
2.50% 11/15/32	50,000	37,656
3.05% 2/15/30	100,000	85,094
4.25% 8/15/29	150,000	137,664
Kimco Realty OP LLC
2.25% 12/1/31	70,000	56,443
2.80% 10/1/26	100,000	94,330
3.80% 4/1/27	100,000	95,985
4.13% 12/1/46	100,000	76,542
4.45% 9/1/47	100,000	81,383
Kite Realty Group LP 4.00% 10/1/26	50,000	47,584
Kite Realty Group Trust 4.75% 9/15/30	250,000	239,196
Mid-America Apartments LP
1.70% 2/15/31	50,000	40,257
3.95% 3/15/29	100,000	96,160
4.00% 11/15/25	50,000	48,996
4.20% 6/15/28	100,000	97,428
National Health Investors, Inc. 3.00% 2/1/31	25,000	20,521
NNN REIT, Inc.
2.50% 4/15/30	150,000	128,359
3.00% 4/15/52	50,000	32,180
3.10% 4/15/50	150,000	98,410
3.50% 4/15/51	90,000	65,141
3.60% 12/15/26	100,000	95,515
4.00% 11/15/25	65,000	63,552
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	121,474
3.38% 2/1/31	50,000	42,678
3.63% 10/1/29	100,000	89,261
4.50% 4/1/27	200,000	193,545
5.25% 1/15/26	100,000	99,349
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	25,151
3.15% 8/15/30	200,000	156,912
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Prologis LP
1.25% 10/15/30	115,000	$92,210
1.63% 3/15/31	200,000	160,499
1.75% 7/1/30	100,000	83,066
2.13% 4/15/27	50,000	46,042
2.13% 10/15/50	85,000	47,447
2.25% 4/15/30	95,000	82,339
3.00% 4/15/50	50,000	34,354
3.88% 9/15/28	65,000	62,511
4.38% 2/1/29	125,000	122,684
4.38% 9/15/48	50,000	43,623
4.75% 6/15/33	200,000	195,981
5.13% 1/15/34	140,000	140,607
Public Storage Operating Co.
0.88% 2/15/26	125,000	115,498
1.50% 11/9/26	50,000	45,890
1.95% 11/9/28	85,000	74,948
2.25% 11/9/31	65,000	53,950
3.09% 9/15/27	60,000	56,768
3.39% 5/1/29	65,000	60,873
5.10% 8/1/33	50,000	50,217
5.35% 8/1/53	200,000	200,903
Realty Income Corp.
0.75% 3/15/26	195,000	178,728
1.80% 3/15/33	125,000	94,700
2.10% 3/15/28	100,000	89,468
2.20% 6/15/28	65,000	58,058
2.70% 2/15/32	125,000	104,311
2.85% 12/15/32	95,000	79,009
3.10% 12/15/29	100,000	90,778
3.20% 1/15/27	100,000	94,545
3.40% 1/15/30	100,000	91,057
3.65% 1/15/28	100,000	95,291
3.95% 8/15/27	80,000	77,531
4.00% 7/15/29	45,000	42,742
4.65% 3/15/47	100,000	88,354
4.70% 12/15/28	175,000	172,360
4.75% 2/15/29	250,000	246,918
4.88% 6/1/26	95,000	94,421
5.05% 1/13/26	55,000	54,806
Regency Centers LP
3.70% 6/15/30	105,000	96,826
4.13% 3/15/28	100,000	96,298
4.40% 2/1/47	165,000	135,403
Sabra Health Care LP 3.90% 10/15/29	100,000	90,141
Simon Property Group LP
1.38% 1/15/27	50,000	45,478
1.75% 2/1/28	250,000	222,704
2.20% 2/1/31	250,000	207,753
2.25% 1/15/32	50,000	40,863
2.45% 9/13/29	150,000	131,802
2.65% 7/15/30	200,000	174,663
3.25% 9/13/49	100,000	69,952
3.38% 6/15/27	200,000	190,757
LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP (continued)
5.50% 3/8/33	250,000	$254,591
SITE Centers Corp.
4.25% 2/1/26	100,000	98,469
4.70% 6/1/27	100,000	98,613
Store Capital LLC
2.70% 12/1/31	100,000	78,685
2.75% 11/18/30	50,000	40,171
4.50% 3/15/28	50,000	47,390
4.63% 3/15/29	100,000	94,213
Sun Communities Operating LP
2.30% 11/1/28	65,000	56,768
2.70% 7/15/31	40,000	32,940
5.50% 1/15/29	200,000	199,477
5.70% 1/15/33	100,000	99,173
Tanger Properties LP
3.13% 9/1/26	50,000	46,911
3.88% 7/15/27	100,000	92,864
UDR, Inc.
1.90% 3/15/33	50,000	37,879
2.10% 8/1/32	25,000	19,601
2.10% 6/15/33	200,000	152,591
2.95% 9/1/26	50,000	47,255
3.50% 1/15/28	100,000	93,749
Ventas Realty LP
3.00% 1/15/30	100,000	88,131
3.85% 4/1/27	100,000	95,860
4.00% 3/1/28	100,000	95,292
4.13% 1/15/26	156,000	152,356
4.40% 1/15/29	150,000	144,272
4.88% 4/15/49	50,000	42,752
Welltower OP LLC
2.70% 2/15/27	50,000	46,879
2.75% 1/15/31	105,000	90,313
2.80% 6/1/31	200,000	171,570
3.10% 1/15/30	55,000	49,444
4.25% 4/1/26	200,000	196,027
4.25% 4/15/28	50,000	48,476
4.95% 9/1/48	50,000	46,050
Weyerhaeuser Co.
3.38% 3/9/33	60,000	52,395
4.00% 3/9/52	45,000	35,763
7.38% 3/15/32	250,000	284,017
WP Carey, Inc.
2.25% 4/1/33	50,000	38,715
2.40% 2/1/31	50,000	41,490
4.25% 10/1/26	100,000	97,757
		24,332,415
Retail–0.70%
AutoNation, Inc.
3.80% 11/15/27	100,000	94,277
3.85% 3/1/32	100,000	88,886
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
AutoNation, Inc. (continued)
4.50% 10/1/25	45,000	$44,308
AutoZone, Inc.
1.65% 1/15/31	85,000	68,500
3.13% 4/21/26	75,000	72,131
3.75% 6/1/27	150,000	144,625
3.75% 4/18/29	100,000	94,585
5.20% 8/1/33	250,000	250,371
6.25% 11/1/28	125,000	131,087
Best Buy Co., Inc. 1.95% 10/1/30	250,000	207,827
Costco Wholesale Corp. 3.00% 5/18/27	250,000	239,162
Darden Restaurants, Inc.
4.55% 2/15/48	35,000	28,782
6.30% 10/10/33	145,000	151,282
Dollar General Corp.
3.88% 4/15/27	100,000	96,585
4.13% 5/1/28	70,000	67,932
4.15% 11/1/25	75,000	73,551
4.63% 11/1/27	100,000	98,379
5.00% 11/1/32	60,000	59,285
5.20% 7/5/28	140,000	140,725
5.50% 11/1/52	100,000	94,927
Dollar Tree, Inc.
2.65% 12/1/31	200,000	167,051
3.38% 12/1/51	100,000	66,820
4.20% 5/15/28	165,000	159,467
Genuine Parts Co.
1.88% 11/1/30	55,000	44,622
2.75% 2/1/32	65,000	54,048
6.50% 11/1/28	250,000	264,027
Home Depot, Inc.
0.90% 3/15/28	80,000	69,512
1.50% 9/15/28	150,000	131,455
1.88% 9/15/31	65,000	53,077
2.13% 9/15/26	155,000	145,369
2.38% 3/15/51	250,000	148,622
2.70% 4/15/25	40,000	39,001
2.70% 4/15/30	200,000	178,148
2.75% 9/15/51	150,000	96,661
2.80% 9/14/27	200,000	188,410
2.88% 4/15/27	50,000	47,438
3.00% 4/1/26	125,000	120,556
3.13% 12/15/49	250,000	174,932
3.25% 4/15/32	65,000	58,096
3.35% 9/15/25	265,000	259,059
3.50% 9/15/56	135,000	100,070
3.63% 4/15/52	95,000	72,557
3.90% 12/6/28	60,000	58,254
3.90% 6/15/47	150,000	122,598
4.20% 4/1/43	150,000	130,695
4.25% 4/1/46	100,000	86,627
4.50% 9/15/32	145,000	142,376
4.50% 12/6/48	200,000	178,053
LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
4.88% 2/15/44	96,000	$91,145
4.90% 4/15/29	145,000	146,409
5.40% 9/15/40	100,000	101,751
5.88% 12/16/36	350,000	375,880
5.95% 4/1/41	100,000	107,384
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	56,657
1.70% 9/15/28	50,000	43,715
1.70% 10/15/30	65,000	53,111
2.63% 4/1/31	250,000	215,120
2.80% 9/15/41	100,000	71,078
3.00% 10/15/50	850,000	556,748
3.10% 5/3/27	250,000	237,082
3.38% 9/15/25	120,000	116,912
3.50% 4/1/51	125,000	89,275
3.65% 4/5/29	170,000	161,213
3.70% 4/15/46	200,000	153,077
4.05% 5/3/47	147,000	118,380
4.50% 4/15/30	400,000	391,123
5.00% 4/15/33	165,000	164,351
5.63% 4/15/53	200,000	202,002
McDonald's Corp.
1.45% 9/1/25	55,000	52,186
2.13% 3/1/30	65,000	55,938
3.38% 5/26/25	150,000	146,809
3.50% 3/1/27	150,000	144,870
3.63% 5/1/43	100,000	79,566
3.63% 9/1/49	50,000	37,971
3.80% 4/1/28	200,000	192,822
4.45% 3/1/47	225,000	195,968
4.45% 9/1/48	40,000	35,078
4.60% 9/9/32	105,000	103,312
4.60% 5/26/45	94,000	84,451
4.70% 12/9/35	270,000	262,601
4.88% 12/9/45	275,000	256,664
4.95% 8/14/33	200,000	200,280
5.45% 8/14/53	200,000	202,950
6.30% 3/1/38	50,000	54,966
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	182,083
3.60% 9/1/27	100,000	95,556
3.90% 6/1/29	100,000	95,658
4.35% 6/1/28	100,000	98,149
Ross Stores, Inc.
0.88% 4/15/26	100,000	91,913
1.88% 4/15/31	100,000	81,911
Starbucks Corp.
2.45% 6/15/26	100,000	94,553
2.55% 11/15/30	200,000	173,329
3.50% 3/1/28	150,000	142,820
3.50% 11/15/50	200,000	148,014
3.75% 12/1/47	70,000	55,027
3.80% 8/15/25	150,000	147,116
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp. (continued)
4.00% 11/15/28	150,000	$145,525
4.45% 8/15/49	200,000	173,472
4.50% 11/15/48	80,000	70,123
4.80% 2/15/33	180,000	178,210
5.00% 2/15/34	250,000	247,811
Target Corp.
1.95% 1/15/27	400,000	371,811
2.35% 2/15/30	60,000	52,766
2.50% 4/15/26	100,000	95,923
2.95% 1/15/52	310,000	210,396
3.38% 4/15/29	200,000	188,702
4.40% 1/15/33	65,000	63,299
4.50% 9/15/32	250,000	244,916
TJX Cos., Inc.
1.15% 5/15/28	50,000	43,418
1.60% 5/15/31	50,000	40,529
2.25% 9/15/26	250,000	235,592
Tractor Supply Co. 5.25% 5/15/33	60,000	60,446
Walmart, Inc.
1.05% 9/17/26	135,000	123,762
1.80% 9/22/31	55,000	45,664
2.38% 9/24/29	6,000	5,405
2.50% 9/22/41	110,000	79,002
2.65% 9/22/51	80,000	52,870
3.05% 7/8/26	85,000	81,963
3.25% 7/8/29	780,000	739,109
3.55% 6/26/25	250,000	245,823
3.90% 4/15/28	155,000	151,877
3.95% 9/9/27	295,000	289,840
4.00% 4/15/26	65,000	64,152
4.10% 4/15/33	165,000	158,961
4.15% 9/9/32	315,000	306,768
4.50% 9/9/52	250,000	231,737
4.50% 4/15/53	155,000	143,281
		17,712,935
Semiconductors–0.57%
Analog Devices, Inc.
1.70% 10/1/28	45,000	39,535
2.10% 10/1/31	60,000	49,758
2.80% 10/1/41	50,000	36,298
2.95% 10/1/51	55,000	37,299
3.50% 12/5/26	150,000	144,924
Applied Materials, Inc.
1.75% 6/1/30	30,000	25,275
3.30% 4/1/27	80,000	76,898
3.90% 10/1/25	70,000	68,859
4.35% 4/1/47	70,000	63,068
5.10% 10/1/35	70,000	71,826
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	250,000	242,357
LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc.
1.95% 2/15/28	165,000	$147,132
2.45% 2/15/31	400,000	337,208
2.60% 2/15/33	400,000	324,864
3.15% 11/15/25	660,000	638,453
3.42% 4/15/33	345,000	299,080
3.50% 2/15/41	135,000	104,782
3.75% 2/15/51	80,000	60,597
4.11% 9/15/28	633,000	611,574
4.15% 11/15/30	200,000	189,117
4.15% 4/15/32	100,000	92,774
4.30% 11/15/32	115,000	108,055
Intel Corp.
2.60% 5/19/26	150,000	142,752
3.25% 11/15/49	165,000	116,416
3.70% 7/29/25	365,000	357,705
3.73% 12/8/47	200,000	155,381
3.75% 8/5/27	500,000	483,431
3.90% 3/25/30	500,000	475,749
4.00% 12/15/32	250,000	233,650
4.10% 5/19/46	150,000	126,766
4.75% 3/25/50	200,000	181,160
4.88% 2/10/28	190,000	190,469
4.95% 3/25/60	300,000	279,636
5.20% 2/10/33	165,000	167,288
5.63% 2/10/43	100,000	103,396
5.70% 2/10/53	70,000	72,361
5.90% 2/10/63	400,000	424,378
KLA Corp.
3.30% 3/1/50	75,000	55,052
4.70% 2/1/34	250,000	246,131
4.95% 7/15/52	165,000	159,035
Lam Research Corp.
1.90% 6/15/30	50,000	42,266
2.88% 6/15/50	35,000	23,900
3.13% 6/15/60	240,000	160,040
3.75% 3/15/26	100,000	97,672
4.00% 3/15/29	85,000	82,400
4.88% 3/15/49	50,000	47,616
Marvell Technology, Inc.
1.65% 4/15/26	65,000	60,457
2.45% 4/15/28	65,000	58,606
2.95% 4/15/31	60,000	51,835
4.88% 6/22/28	100,000	98,678
5.75% 2/15/29	250,000	255,877
Micron Technology, Inc.
2.70% 4/15/32	90,000	75,134
3.37% 11/1/41	65,000	48,291
3.48% 11/1/51	95,000	67,642
4.19% 2/15/27	75,000	73,081
4.98% 2/6/26	100,000	99,459
5.30% 1/15/31	70,000	70,405
5.33% 2/6/29	100,000	100,909
5.38% 4/15/28	250,000	252,468
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology, Inc. (continued)
6.75% 11/1/29	100,000	$107,336
NVIDIA Corp.
3.20% 9/16/26	200,000	193,171
3.50% 4/1/50	600,000	477,671
NXP BV/NXP Funding LLC
5.35% 3/1/26	100,000	100,027
5.55% 12/1/28	65,000	65,997
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	166,199
2.70% 5/1/25	40,000	38,816
3.13% 2/15/42	155,000	111,767
3.15% 5/1/27	65,000	61,432
3.25% 11/30/51	110,000	74,958
3.40% 5/1/30	85,000	77,149
4.40% 6/1/27	40,000	39,214
5.00% 1/15/33	50,000	48,919
QUALCOMM, Inc.
2.15% 5/20/30	200,000	173,513
3.25% 5/20/27	200,000	191,649
3.25% 5/20/50	90,000	66,498
3.45% 5/20/25	300,000	294,405
4.25% 5/20/32	20,000	19,273
4.50% 5/20/52	45,000	40,407
4.65% 5/20/35	200,000	198,287
4.80% 5/20/45	200,000	191,464
5.40% 5/20/33	200,000	209,703
Texas Instruments, Inc.
2.25% 9/4/29	65,000	57,572
3.88% 3/15/39	55,000	49,215
4.15% 5/15/48	300,000	258,277
4.60% 2/15/28	210,000	210,073
4.60% 2/8/29	115,000	115,181
4.85% 2/8/34	105,000	105,506
4.90% 3/14/33	75,000	75,757
5.05% 5/18/63	250,000	243,470
5.15% 2/8/54	125,000	125,480
TSMC Arizona Corp.
3.88% 4/22/27	200,000	194,177
4.25% 4/22/32	200,000	194,804
4.50% 4/22/52	200,000	192,506
Xilinx, Inc. 2.38% 6/1/30	100,000	86,767
		14,363,865
Software–0.62%
Adobe, Inc.
2.15% 2/1/27	65,000	60,690
2.30% 2/1/30	390,000	343,217
Autodesk, Inc.
2.85% 1/15/30	55,000	49,145
3.50% 6/15/27	100,000	95,670
4.38% 6/15/25	100,000	98,952
LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	$132,827
Electronic Arts, Inc.
1.85% 2/15/31	120,000	98,319
2.95% 2/15/51	85,000	56,818
4.80% 3/1/26	100,000	99,405
Fidelity National Information Services, Inc.
1.15% 3/1/26	80,000	74,065
1.65% 3/1/28	55,000	48,481
3.10% 3/1/41	25,000	18,221
5.10% 7/15/32	500,000	499,994
Fiserv, Inc.
2.25% 6/1/27	500,000	459,311
2.65% 6/1/30	200,000	174,134
3.20% 7/1/26	65,000	62,315
3.50% 7/1/29	180,000	167,610
3.85% 6/1/25	150,000	147,152
4.40% 7/1/49	140,000	118,775
5.45% 3/2/28	180,000	182,104
5.63% 8/21/33	250,000	255,396
Intuit, Inc.
0.95% 7/15/25	65,000	61,579
5.20% 9/15/33	250,000	254,618
Microsoft Corp.
2.40% 8/8/26	250,000	237,271
2.53% 6/1/50	574,000	377,212
2.68% 6/1/60	382,000	245,933
2.92% 3/17/52	1,280,000	904,928
3.04% 3/17/62	166,000	115,641
3.13% 11/3/25	200,000	194,802
3.30% 2/6/27	500,000	484,643
3.40% 9/15/26	100,000	96,853
3.40% 6/15/27	45,000	43,382
3.45% 8/8/36	596,000	533,377
4.50% 6/15/47	60,000	56,857
Oracle Corp.
1.65% 3/25/26	225,000	209,998
2.30% 3/25/28	250,000	225,732
2.50% 4/1/25	400,000	387,935
2.88% 3/25/31	240,000	208,674
2.95% 4/1/30	500,000	444,924
3.25% 11/15/27	200,000	188,260
3.60% 4/1/40	246,000	193,915
3.60% 4/1/50	300,000	216,743
3.65% 3/25/41	400,000	314,079
3.80% 11/15/37	90,000	75,468
3.85% 7/15/36	150,000	127,889
3.85% 4/1/60	700,000	498,203
3.90% 5/15/35	355,000	311,527
3.95% 3/25/51	405,000	308,584
4.00% 7/15/46	150,000	118,165
4.00% 11/15/47	140,000	109,293
4.10% 3/25/61	240,000	180,224
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
4.30% 7/8/34	200,000	$184,454
4.50% 5/6/28	90,000	88,661
4.50% 7/8/44	500,000	427,403
4.90% 2/6/33	85,000	83,219
5.38% 7/15/40	400,000	388,008
5.55% 2/6/53	115,000	112,497
5.80% 11/10/25	70,000	70,577
6.13% 7/8/39	150,000	156,823
6.25% 11/9/32	250,000	267,485
6.50% 4/15/38	200,000	217,365
6.90% 11/9/52	70,000	80,546
Roper Technologies, Inc.
1.00% 9/15/25	210,000	197,445
2.00% 6/30/30	115,000	95,984
3.80% 12/15/26	55,000	53,282
3.85% 12/15/25	100,000	97,814
4.20% 9/15/28	95,000	92,251
Salesforce, Inc.
1.50% 7/15/28	135,000	118,744
1.95% 7/15/31	200,000	166,023
2.70% 7/15/41	120,000	86,836
2.90% 7/15/51	200,000	134,909
3.05% 7/15/61	100,000	65,222
3.70% 4/11/28	100,000	97,021
ServiceNow, Inc. 1.40% 9/1/30	125,000	101,136
Take-Two Interactive Software, Inc.
4.95% 3/28/28	250,000	249,039
5.00% 3/28/26	250,000	248,714
VMware LLC
1.40% 8/15/26	80,000	73,061
1.80% 8/15/28	110,000	95,841
2.20% 8/15/31	135,000	109,861
3.90% 8/21/27	85,000	81,411
4.50% 5/15/25	300,000	297,091
		15,508,033
Telecommunications–1.12%
America Movil SAB de CV
2.88% 5/7/30	200,000	176,851
4.38% 7/16/42	200,000	174,502
6.13% 11/15/37	150,000	159,817
6.13% 3/30/40	250,000	264,462
6.38% 3/1/35	25,000	27,233
AT&T, Inc.
1.65% 2/1/28	45,000	39,852
1.70% 3/25/26	200,000	186,989
2.25% 2/1/32	210,000	170,671
2.30% 6/1/27	200,000	184,353
2.55% 12/1/33	400,000	320,390
2.75% 6/1/31	350,000	301,476
3.10% 2/1/43	250,000	185,236
3.50% 6/1/41	900,000	702,538
3.50% 9/15/53	460,000	324,540
LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
3.55% 9/15/55	700,000	$489,458
3.65% 6/1/51	400,000	293,655
3.65% 9/15/59	555,000	386,398
3.80% 2/15/27	105,000	101,663
3.80% 12/1/57	812,000	587,906
3.85% 6/1/60	185,000	133,796
4.25% 3/1/27	500,000	490,890
4.30% 2/15/30	286,000	274,866
4.35% 3/1/29	370,000	360,470
4.35% 6/15/45	532,000	453,328
4.50% 5/15/35	220,000	205,489
4.85% 3/1/39	120,000	111,966
5.25% 3/1/37	150,000	147,471
5.35% 9/1/40	338,000	330,830
5.40% 2/15/34	265,000	268,476
5.54% 2/20/26	100,000	99,908
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	188,165
4.30% 7/29/49	55,000	46,066
4.46% 4/1/48	100,000	86,109
5.10% 5/11/33	250,000	248,051
5.20% 2/15/34	250,000	247,771
British Telecommunications PLC 9.63% 12/15/30	350,000	429,321
Cisco Systems, Inc.
2.95% 2/28/26	150,000	144,766
3.50% 6/15/25	45,000	44,242
5.30% 2/26/54	1,000,000	1,026,486
5.50% 1/15/40	200,000	210,484
5.90% 2/15/39	300,000	326,193
Corning, Inc.
3.90% 11/15/49	100,000	78,687
4.75% 3/15/42	250,000	225,239
5.45% 11/15/79	40,000	37,876
5.75% 8/15/40	25,000	25,163
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	543,772
Juniper Networks, Inc.
1.20% 12/10/25	105,000	97,475
2.00% 12/10/30	160,000	130,014
5.95% 3/15/41	100,000	100,734
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	71,350
2.75% 5/24/31	100,000	84,744
4.60% 2/23/28	100,000	98,628
4.60% 5/23/29	100,000	98,011
Orange SA
5.38% 1/13/42	100,000	99,546
9.00% 3/1/31	400,000	485,532
Rogers Communications, Inc.
2.90% 11/15/26	200,000	188,579
3.63% 12/15/25	65,000	63,079
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Communications, Inc. (continued)
3.70% 11/15/49	100,000	$73,377
4.30% 2/15/48	40,000	32,706
4.35% 5/1/49	155,000	127,142
4.50% 3/15/43	100,000	86,069
5.00% 2/15/29	560,000	556,111
5.00% 3/15/44	100,000	91,713
7.50% 8/15/38	25,000	28,979
Telefonica Emisiones SA
4.90% 3/6/48	200,000	175,860
5.21% 3/8/47	300,000	276,046
5.52% 3/1/49	200,000	192,022
7.05% 6/20/36	175,000	195,918
Telefonica Europe BV 8.25% 9/15/30	200,000	228,558
TELUS Corp.
2.80% 2/16/27	100,000	93,957
3.70% 9/15/27	100,000	95,647
4.60% 11/16/48	100,000	86,824
T-Mobile USA, Inc.
1.50% 2/15/26	1,200,000	1,120,350
2.05% 2/15/28	255,000	228,482
2.25% 11/15/31	150,000	123,169
2.40% 3/15/29	55,000	48,736
2.55% 2/15/31	230,000	195,918
2.70% 3/15/32	110,000	92,503
3.00% 2/15/41	155,000	114,165
3.30% 2/15/51	275,000	192,289
3.40% 10/15/52	300,000	212,788
3.60% 11/15/60	265,000	185,810
3.88% 4/15/30	1,000,000	936,783
4.50% 4/15/50	800,000	693,439
4.95% 3/15/28	75,000	74,820
5.05% 7/15/33	550,000	544,029
5.15% 4/15/34	85,000	84,715
5.20% 1/15/33	130,000	130,144
5.65% 1/15/53	65,000	66,373
5.75% 1/15/34	105,000	109,345
5.80% 9/15/62	95,000	98,075
Verizon Communications, Inc.
0.85% 11/20/25	250,000	233,004
1.45% 3/20/26	160,000	149,185
1.50% 9/18/30	300,000	244,901
1.68% 10/30/30	206,000	167,833
1.75% 1/20/31	250,000	202,932
2.10% 3/22/28	240,000	216,063
2.55% 3/21/31	415,000	354,543
2.63% 8/15/26	230,000	217,927
2.65% 11/20/40	250,000	176,160
2.85% 9/3/41	95,000	68,389
2.88% 11/20/50	250,000	163,291
2.99% 10/30/56	431,000	275,693
3.00% 11/20/60	720,000	448,982
3.40% 3/22/41	195,000	152,413
LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
3.55% 3/22/51	145,000	$107,642
3.70% 3/22/61	120,000	87,742
3.88% 2/8/29	250,000	239,342
3.88% 3/1/52	250,000	196,508
4.00% 3/22/50	500,000	404,178
4.13% 3/16/27	200,000	195,754
4.13% 8/15/46	35,000	29,359
4.27% 1/15/36	904,000	830,600
4.40% 11/1/34	600,000	565,608
4.50% 8/10/33	370,000	353,836
5.05% 5/9/33	165,000	164,938
Vodafone Group PLC
4.13% 5/30/25	75,000	73,858
4.25% 9/17/50	85,000	68,612
4.38% 2/19/43	150,000	129,597
4.88% 6/19/49	200,000	179,062
6.15% 2/27/37	400,000	426,995
7.88% 2/15/30	100,000	113,995
		28,213,367
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	56,420
3.90% 11/19/29	200,000	185,649
5.10% 5/15/44	65,000	56,056
6.35% 3/15/40	65,000	66,604
		364,729
Transportation–0.47%
Burlington Northern Santa Fe LLC
3.25% 6/15/27	100,000	95,499
3.30% 9/15/51	200,000	143,797
3.65% 9/1/25	100,000	97,919
3.90% 8/1/46	105,000	85,990
4.13% 6/15/47	100,000	84,560
4.15% 4/1/45	114,000	97,298
4.15% 12/15/48	40,000	33,992
4.40% 3/15/42	100,000	90,081
4.45% 3/15/43	100,000	89,954
4.70% 9/1/45	100,000	92,517
4.95% 9/15/41	100,000	96,018
5.05% 3/1/41	100,000	97,418
5.15% 9/1/43	150,000	147,747
5.20% 4/15/54	145,000	143,727
5.75% 5/1/40	200,000	211,211
6.15% 5/1/37	100,000	109,771
Canadian National Railway Co.
2.45% 5/1/50	65,000	40,717
2.75% 3/1/26	50,000	48,041
3.20% 8/2/46	100,000	74,861
3.65% 2/3/48	100,000	80,643
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian National Railway Co. (continued)
6.20% 6/1/36	100,000	$109,614
6.25% 8/1/34	100,000	110,497
Canadian Pacific Railway Co.
1.75% 12/2/26	60,000	55,111
2.05% 3/5/30	35,000	29,774
2.45% 12/2/31	65,000	58,330
2.88% 11/15/29	65,000	58,273
3.00% 12/2/41	60,000	51,208
3.10% 12/2/51	75,000	51,754
4.20% 11/15/69	70,000	55,307
4.30% 5/15/43	100,000	86,819
4.70% 5/1/48	100,000	89,234
4.80% 9/15/35	65,000	62,914
4.80% 8/1/45	100,000	93,020
4.95% 8/15/45	100,000	92,780
6.13% 9/15/15	65,000	68,560
7.13% 10/15/31	150,000	168,400
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	97,096
CSX Corp.
2.40% 2/15/30	50,000	43,714
3.35% 9/15/49	65,000	46,783
3.80% 3/1/28	100,000	96,733
3.80% 11/1/46	150,000	119,308
3.95% 5/1/50	90,000	72,329
4.10% 3/15/44	100,000	85,218
4.25% 3/15/29	150,000	146,837
4.25% 11/1/66	100,000	80,337
4.30% 3/1/48	100,000	86,392
4.65% 3/1/68	100,000	86,883
5.20% 11/15/33	250,000	254,196
5.50% 4/15/41	200,000	202,596
6.15% 5/1/37	120,000	130,990
6.22% 4/30/40	100,000	109,104
FedEx Corp.
3.25% 4/1/26	150,000	145,045
3.40% 2/15/28	100,000	94,819
3.88% 8/1/42	100,000	80,185
4.40% 1/15/47	100,000	83,693
4.55% 4/1/46	150,000	129,368
4.75% 11/15/45	350,000	310,066
4.90% 1/15/34	60,000	59,314
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	568,992	471,447
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	97,751
Kirby Corp. 4.20% 3/1/28	100,000	96,599
Norfolk Southern Corp.
2.90% 8/25/51	250,000	162,688
3.05% 5/15/50	100,000	67,634
3.15% 6/1/27	50,000	47,277
3.16% 5/15/55	41,000	27,188
3.65% 8/1/25	50,000	48,979
LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern Corp. (continued)
3.80% 8/1/28	60,000	$57,455
3.94% 11/1/47	80,000	63,747
4.05% 8/15/52	132,000	105,615
4.15% 2/28/48	125,000	103,711
4.45% 6/15/45	100,000	87,187
4.65% 1/15/46	100,000	89,770
4.84% 10/1/41	111,000	104,441
5.05% 8/1/30	180,000	180,538
5.35% 8/1/54	125,000	124,091
Ryder System, Inc.
1.75% 9/1/26	65,000	59,899
2.85% 3/1/27	70,000	65,617
2.90% 12/1/26	90,000	84,976
4.30% 6/15/27	50,000	48,712
5.25% 6/1/28	180,000	180,823
Union Pacific Corp.
2.15% 2/5/27	50,000	46,491
2.38% 5/20/31	45,000	38,429
2.40% 2/5/30	85,000	74,457
2.75% 3/1/26	250,000	240,001
2.80% 2/14/32	140,000	121,516
2.89% 4/6/36	115,000	93,793
2.95% 3/10/52	70,000	47,068
2.97% 9/16/62	75,000	46,950
3.25% 8/15/25	50,000	48,761
3.25% 2/5/50	150,000	109,324
3.35% 8/15/46	150,000	109,663
3.38% 2/1/35	200,000	172,788
3.38% 2/14/42	80,000	63,476
3.50% 2/14/53	155,000	116,268
3.55% 8/15/39	70,000	58,411
3.60% 9/15/37	40,000	34,538
3.75% 7/15/25	100,000	98,221
3.75% 2/5/70	40,000	29,407
3.80% 4/6/71	80,000	59,412
3.84% 3/20/60	240,000	184,273
3.85% 2/14/72	125,000	93,198
3.88% 2/1/55	94,000	74,123
3.95% 8/15/59	70,000	54,282
4.00% 4/15/47	100,000	82,586
4.10% 9/15/67	65,000	51,312
4.50% 1/20/33	250,000	243,548
United Parcel Service, Inc.
2.40% 11/15/26	150,000	141,135
2.50% 9/1/29	45,000	40,468
3.40% 3/15/29	65,000	61,642
3.40% 11/15/46	150,000	116,161
3.40% 9/1/49	65,000	48,974
3.63% 10/1/42	75,000	61,471
3.75% 11/15/47	150,000	120,136
4.25% 3/15/49	100,000	86,609
4.88% 3/3/33	145,000	145,180
4.88% 11/15/40	55,000	53,113
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service, Inc. (continued)
5.30% 4/1/50	150,000	$152,507
6.20% 1/15/38	255,000	282,201
		11,842,400
Trucking & Leasing–0.03%
GATX Corp.
1.90% 6/1/31	250,000	198,571
3.25% 9/15/26	50,000	47,718
3.85% 3/30/27	50,000	48,156
4.00% 6/30/30	65,000	60,379
4.55% 11/7/28	100,000	97,657
4.70% 4/1/29	50,000	49,019
5.20% 3/15/44	50,000	46,494
6.05% 3/15/34	100,000	102,928
		650,922
Water–0.05%
American Water Capital Corp.
2.30% 6/1/31	150,000	124,975
2.95% 9/1/27	180,000	168,437
3.25% 6/1/51	150,000	107,337
3.75% 9/1/28	150,000	143,277
3.75% 9/1/47	250,000	197,266
4.00% 12/1/46	50,000	41,253
4.20% 9/1/48	100,000	85,013
4.30% 12/1/42	100,000	89,585
Essential Utilities, Inc. 5.38% 1/15/34	350,000	348,253
		1,305,396
Total Corporate Bonds (Cost $681,745,448)		622,384,545
MUNICIPAL BONDS–0.56%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	54,306
Series B 7.83% 2/15/41	55,000	67,265
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	225,706
Series S1 6.92% 4/1/40	100,000	114,333
Series S1 7.04% 4/1/50	100,000	121,533
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	76,656
Series B 2.44% 8/15/49	50,000	32,025
Series C 4.79% 8/15/46	90,000	85,699
California State University Series B 3.90% 11/1/47	50,000	42,328
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue Series 2009-S 5.49% 11/1/39	50,000	51,261
LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	$93,104
Series C 4.57% 1/1/54	100,000	94,093
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	92,179	104,121
Series B 6.90% 12/1/40	38,812	43,841
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	40,388
City of Houston 3.96% 3/1/47	100,000	86,571
City of New York NY
Series A2 5.21% 10/1/31	100,000	100,325
Series C1 5.52% 10/1/37	85,000	86,557
Series F1 6.27% 12/1/37	100,000	109,089
City of Riverside CA Series A 3.86% 6/1/45	20,000	17,400
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	234,798
Series C 5.99% 2/1/39	50,000	53,867
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	99,590
Series E 5.46% 12/1/39	100,000	102,088
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	88,653
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	214,622
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	55,133
Series C 2.92% 11/1/50	40,000	28,881
Series C 3.09% 11/1/40	60,000	48,390
Dallas Independent School District Series C 6.45% 2/15/35	100,000	100,229
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	107,160
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	91,928
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	118,171
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	24,521
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	96,939
Los Angeles Community College District
1.61% 8/1/28	50,000	45,170
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles Community College District (continued)
1.81% 8/1/30	50,000	$43,245
2.11% 8/1/32	50,000	41,961
6.75% 8/1/49	100,000	116,727
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	123,057
Los Angeles Unified School District Series RY 6.76% 7/1/34	315,000	347,568
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	37,982
Series C 2.95% 5/15/43	250,000	188,801
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series B 4.05% 7/1/26	10,000	9,790
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	57,308
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	102,502
6.67% 11/15/39	130,000	143,000
Series E 6.81% 11/15/40	500,000	555,711
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	159,278
Municipal Electric Authority of Georgia
6.66% 4/1/57	117,000	134,876
Series A 6.64% 4/1/57	141,000	162,413
Series B 7.06% 4/1/57	95,000	108,078
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	241,165
New Jersey Transportation Trust Fund Authority
Series B 6.56% 12/15/40	100,000	109,670
Series C 5.75% 12/15/28	100,000	100,882
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	406,667
Series F 7.41% 1/1/40	90,000	107,329
New York City Municipal Water Finance Authority Series AA-2 5.75% 6/15/41	100,000	104,097
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	203,858
Series B 5.57% 11/1/38	65,000	66,624
LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City Water & Sewer System
5.95% 6/15/42	100,000	$106,024
Series EE 6.01% 6/15/42	35,000	37,329
Series GG 5.72% 6/15/42	65,000	67,256
New York State Dormitory Authority Series D 5.60% 3/15/40	100,000	100,855
New York State Urban Development Corp.
5.77% 3/15/39	45,000	46,028
Series B 3.90% 3/15/33	100,000	95,385
Ohio State University Series C 4.91% 6/1/40	100,000	98,574
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	253,251
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	153,492
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	31,414
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	267,608
Series 174th 4.46% 10/1/62	250,000	223,879
Series 181th 4.96% 8/1/46	155,000	148,132
Series 192th 4.81% 10/15/65	250,000	238,514
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	113,450
Series Q 4.13% 5/15/32	125,000	119,772
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	162,338
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	81,092
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	58,339
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	106,031
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	109,396
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	95,337
Series A 1.71% 7/1/27	100,000	90,661
Series A 2.15% 7/1/30	100,000	85,419
State of California
3.38% 4/1/25	75,000	73,805
3.50% 4/1/28	100,000	96,739
4.50% 4/1/33	100,000	97,332
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of California (continued)
4.60% 4/1/38	60,000	$57,935
7.50% 4/1/34	325,000	382,022
7.55% 4/1/39	600,000	734,604
7.60% 11/1/40	80,000	98,804
7.63% 3/1/40	85,000	103,673
State of Connecticut
Series A 5.85% 3/15/32	100,000	104,727
Series D 5.09% 10/1/30	200,000	200,467
State of Illinois 5.10% 6/1/33	800,000	794,177
State of Mississippi Series F 5.25% 11/1/34	100,000	100,288
State of Oregon Department of Transportation Series A 5.83% 11/15/34	75,000	78,305
State of Texas 5.52% 4/1/39	100,000	103,625
State of Utah Series D 4.55% 7/1/24	10,000	9,966
State Public School Building Authority Series A 5.00% 9/15/27	100,000	100,204
Texas Transportation Commission
2.47% 10/1/44	150,000	104,515
2.56% 4/1/42	40,000	30,147
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	199,684
University of California
Series AD 4.86% 5/15/12	250,000	232,438
Series AQ 4.77% 5/15/15	250,000	228,100
Series AX 3.06% 7/1/25	100,000	97,769
Series BG 1.61% 5/15/30	60,000	50,617
University of Michigan
Series B 2.44% 4/1/40	50,000	36,953
Series B 2.56% 4/1/50	50,000	32,915
Series B 3.50% 4/1/52	200,000	158,647
Series C 3.60% 4/1/47	60,000	51,189
University of Virginia
2.26% 9/1/50	60,000	36,681
Series C 4.18% 9/1/17	50,000	40,116
Total Municipal Bonds (Cost $14,397,595)		14,155,350
NON-AGENCY ASSET-BACKED SECURITIES–0.41%
American Express Credit Account Master Trust Series 2022-2 A 3.39% 5/15/27	1,000,000	979,341
Americredit Automobile Receivables Trust Series 2023-2 A3 5.81% 5/18/28	350,000	351,801
BMW Vehicle Lease Trust Series 2023-1 A4 5.07% 6/25/26	98,000	97,597
Capital One Multi-Asset Execution Trust
Series 2021-A2 A2 1.39% 7/15/30	600,000	520,251
LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust (continued)
Series 2022-A2 A 3.49% 5/15/27	500,000	$489,970
Capital One Prime Auto Receivables Trust Series 2023-1 A3 4.87% 2/15/28	250,000	248,439
CarMax Auto Owner Trust
Series 2023-1 A3 4.75% 10/15/27	250,000	247,972
Series 2023-2 A3 5.05% 1/18/28	350,000	348,927
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	262,000	257,498
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	810,695
CNH Equipment Trust Series 2023-A A3 4.81% 8/15/28	300,000	298,020
Discover Card Execution Note Trust Series 2021-A2 A2 1.03% 9/15/28	600,000	545,801
Ford Credit Auto Owner Trust
Series 2023-A A3 4.65% 2/15/28	133,000	131,815
Series 2023-B A3 5.23% 5/15/28	500,000	500,959
GM Financial Automobile Leasing Trust
Series 2023-2 A3 5.05% 7/20/26	90,000	89,661
Series 2023-3 A3 5.38% 11/20/26	100,000	100,092
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 A3 4.66% 2/16/28	80,000	79,341
Series 2023-2 A3 4.47% 2/16/28	300,000	296,736
Series 2023-4 A3 5.78% 8/16/28	129,000	130,895
Honda Auto Receivables Owner Trust
Series 2023-1 A3 5.04% 4/21/27	111,000	110,713
Series 2023-2 A3 4.93% 11/15/27	125,000	124,637
Series 2023-3 A3 5.41% 2/18/28	183,000	183,878
John Deere Owner Trust Series 2023-B A3 5.18% 3/15/28	83,000	83,016
Mercedes-Benz Auto Receivables Trust Series 2022-1 A3 5.21% 8/16/27	425,000	424,549
Nissan Auto Receivables Owner Trust Series 2022-B A3 4.46% 5/17/27	300,000	297,100
Santander Drive Auto Receivables Trust
Series 2023-4 A3 5.73% 4/17/28	333,000	334,298
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2024-1 A3 5.25% 4/17/28	31,000	$30,977
Toyota Auto Receivables Owner Trust Series 2021-B A4 0.53% 10/15/26	500,000	475,640
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	250,000	243,806
Series 2023-4 A1A 5.16% 6/20/29	410,000	410,701
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	104,000	104,235
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A3 5.48% 12/20/28	350,000	353,983
World Omni Auto Receivables Trust Series 2023-A A3 4.83% 5/15/28	500,000	496,868
Total Non-Agency Asset-Backed Securities (Cost $10,405,618)		10,200,212
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
BBCMS Mortgage Trust Series 2023-C20 A5 5.58% 7/15/56	140,000	145,407
Total Non-Agency Collateralized Mortgage Obligation (Cost $144,157)		145,407
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.79%
•Bank Series 2022-BNK44 A5 5.75% 11/15/55	750,000	790,984
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	461,984
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	138,986
Series 2019-BN17 A4 3.71% 4/15/52	265,000	249,094
Series 2019-BN24 A3 2.96% 11/15/62	500,000	445,109
Series 2020-BN25 A5 2.65% 1/15/63	600,000	522,105
Series 2020-BN28 A4 1.84% 3/15/63	187,500	154,881
Series 2021-BN31 A4 2.04% 2/15/54	313,043	256,336
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	569,486
Series 2020-C8 A5 2.04% 10/15/53	250,000	209,091
LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	$183,068
Series 2018-B3 A5 4.03% 4/10/51	350,000	332,634
Series 2018-B5 A4 4.21% 7/15/51	200,000	192,514
Series 2019-B10 A4 3.72% 3/15/62	575,000	540,129
Series 2020-B18 A5 1.93% 7/15/53	296,875	241,852
Series 2020-B19 A5 1.85% 9/15/53	800,000	647,246
Series 2021-B24 A5 2.58% 3/15/54	500,000	416,342
•Series 2022-B35 A5 4.44% 5/15/55	350,000	325,913
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	369,772
Citigroup Commercial Mortgage Trust
•Series 2015-GC33 B 4.57% 9/10/58	500,000	439,852
Series 2020-GC46 A5 2.72% 2/15/53	500,000	438,367
COMM Mortgage Trust Series 2015-CR26 A3 3.36% 10/10/48	859,027	836,220
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	970,964
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	456,626
Series 2020-C19 A3 2.56% 3/15/53	150,000	127,514
GS Mortgage Securities Trust Series 2020-GC45 A5 2.91% 2/13/53	275,000	243,333
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,002,547
JPM-BB Commercial Mortgage Securities Trust Series 2016-C1 A5 3.58% 3/17/49	500,000	481,598
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	318,333
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,214,054
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	470,499
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2020-L4 A3 2.70% 2/15/53	400,000	$351,147
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	534,153
Series 2017-C7 A4 3.68% 12/15/50	350,000	329,136
Series 2018-C14 A3 4.18% 12/15/51	267,316	259,047
Series 2018-C8 A4 3.98% 2/15/51	200,000	189,108
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	458,507	449,065
Series 2015-P2 A4 3.81% 12/15/48	665,000	644,447
Series 2017-C41 A4 3.47% 11/15/50	350,000	328,359
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,235,761
Series 2019-C50 A5 3.73% 5/15/52	310,000	286,839
Series 2020-C56 A5 2.45% 6/15/53	220,600	188,111
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $22,600,471)		19,842,606
ΔREGIONAL BONDS–0.20%
Canada—0.20%
Province of Alberta Canada
1.30% 7/22/30	150,000	123,960
3.30% 3/15/28	400,000	381,531
Province of British Columbia Canada
1.30% 1/29/31	250,000	204,172
4.20% 7/6/33	320,000	310,331
6.50% 1/15/26	100,000	102,433
7.25% 9/1/36	100,000	120,324
Province of New Brunswick Canada 3.63% 2/24/28	150,000	144,001
Province of Ontario Canada
0.63% 1/21/26	175,000	162,324
1.05% 4/14/26	600,000	556,373
1.60% 2/25/31	250,000	207,342
2.00% 10/2/29	250,000	219,805
2.30% 6/15/26	500,000	473,982
3.10% 5/19/27	200,000	191,166
Province of Quebec Canada
0.60% 7/23/25	250,000	236,059
1.35% 5/28/30	200,000	166,480
2.50% 4/20/26	1,000,000	955,085
2.75% 4/12/27	300,000	284,047
LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada (continued)
7.50% 9/15/29	175,000	$199,851
		5,039,266
Total Regional Bonds (Cost $5,400,001)		5,039,266
ΔSOVEREIGN BONDS–1.37%
Canada—0.12%
Canada Government International Bonds
2.88% 4/28/25	450,000	439,935
3.75% 4/26/28	530,000	516,646
Export Development Canada
3.88% 2/14/28	900,000	881,693
4.13% 2/13/29	310,000	306,948
4.38% 6/29/26	250,000	248,349
Province of Alberta Canada 4.50% 1/24/34	215,000	212,330
Province of Manitoba 4.30% 7/27/33	250,000	243,849
Province of Quebec Canada 4.50% 4/3/29	200,000	199,984
		3,049,734
Chile—0.08%
Chile Government International Bonds
2.55% 1/27/32	200,000	168,776
2.55% 7/27/33	250,000	202,894
3.10% 5/7/41	200,000	147,805
3.10% 1/22/61	200,000	125,857
3.13% 1/21/26	326,000	314,427
3.24% 2/6/28	350,000	327,725
3.50% 1/31/34	200,000	174,993
3.50% 1/25/50	200,000	145,585
4.34% 3/7/42	200,000	174,245
5.33% 1/5/54	300,000	287,990
		2,070,297
Germany—0.02%
Kreditanstalt fuer Wiederaufbau 3.13% 6/10/25	500,000	489,139
		489,139
Indonesia—0.10%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	330,316
2.85% 2/14/30	250,000	222,812
3.20% 9/23/61	200,000	131,500
3.50% 2/14/50	250,000	188,022
4.10% 4/24/28	300,000	289,899
4.20% 10/15/50	400,000	336,501
4.55% 1/11/28	200,000	196,746
4.65% 9/20/32	100,000	97,255
4.70% 2/10/34	200,000	195,316
4.75% 2/11/29	200,000	197,924
4.85% 1/11/33	200,000	197,674
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government International Bonds (continued)
5.35% 2/11/49	200,000	$200,751
5.45% 9/20/52	12,500	12,578
		2,597,294
Israel—0.09%
Israel Government International Bonds
2.88% 3/16/26	200,000	190,000
3.25% 1/17/28	200,000	186,051
3.88% 7/3/50	400,000	294,940
4.50% 1/30/43	200,000	172,165
5.75% 3/12/54	1,037,000	992,637
State of Israel
2.50% 1/15/30	200,000	171,516
3.38% 1/15/50	200,000	134,250
		2,141,559
Italy—0.03%
Italy Government International Bonds
1.25% 2/17/26	495,000	459,117
5.38% 6/15/33	400,000	394,151
		853,268
Japan—0.12%
Japan Bank for International Cooperation
0.63% 7/15/25	235,000	221,733
1.25% 1/21/31	200,000	161,496
1.88% 4/15/31	200,000	167,692
2.00% 10/17/29	200,000	174,801
2.13% 2/16/29	200,000	178,430
2.25% 11/4/26	200,000	187,676
2.38% 4/20/26	300,000	285,168
2.75% 11/16/27	200,000	187,050
2.88% 6/1/27	350,000	331,238
2.88% 7/21/27	200,000	188,855
3.25% 7/20/28	300,000	284,275
3.88% 9/16/25	400,000	392,914
4.25% 1/26/26	210,000	207,294
		2,968,622
Mexico—0.21%
Mexico Government International Bonds
3.25% 4/16/30	205,000	182,465
3.50% 2/12/34	200,000	166,343
3.75% 1/11/28	200,000	189,888
3.77% 5/24/61	200,000	129,805
4.13% 1/21/26	285,000	279,596
4.15% 3/28/27	370,000	360,381
4.28% 8/14/41	200,000	160,377
4.35% 1/15/47	200,000	155,544
4.40% 2/12/52	200,000	152,534
4.50% 1/31/50	400,000	314,546
4.60% 2/10/48	200,000	159,736
4.75% 4/27/32	600,000	568,468
4.75% 3/8/44	1,000,000	832,319
LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
6.00% 5/7/36	200,000	$200,411
6.05% 1/11/40	475,000	468,834
6.34% 5/4/53	500,000	493,299
6.75% 9/27/34	500,000	532,529
		5,347,075
Panama—0.09%
Panama Government International Bonds
2.25% 9/29/32	700,000	499,242
3.16% 1/23/30	445,000	369,355
3.87% 7/23/60	310,000	179,403
3.88% 3/17/28	300,000	273,712
4.30% 4/29/53	300,000	194,221
4.50% 4/16/50	200,000	134,752
6.40% 2/14/35	200,000	188,666
6.70% 1/26/36	200,000	193,882
7.13% 1/29/26	100,000	101,432
8.88% 9/30/27	100,000	107,857
9.38% 4/1/29	100,000	111,754
		2,354,276
Peru—0.07%
Peruvian Government International Bonds
2.78% 1/23/31	140,000	119,778
3.00% 1/15/34	233,000	190,652
3.30% 3/11/41	125,000	93,594
3.55% 3/10/51	395,000	285,388
3.60% 1/15/72	400,000	264,500
4.13% 8/25/27	350,000	338,345
5.63% 11/18/50	100,000	99,460
7.35% 7/21/25	100,000	102,250
8.75% 11/21/33	200,000	246,750
		1,740,717
Philippines—0.12%
Philippines Government International Bonds
2.46% 5/5/30	250,000	216,263
2.95% 5/5/45	650,000	452,564
3.00% 2/1/28	200,000	186,322
3.20% 7/6/46	200,000	143,000
3.56% 9/29/32	200,000	179,542
3.70% 2/2/42	200,000	163,280
3.75% 1/14/29	400,000	379,724
3.95% 1/20/40	500,000	428,751
5.00% 7/17/33	200,000	199,952
5.00% 1/13/37	500,000	495,585
5.61% 4/13/33	200,000	207,550
		3,052,533
Poland—0.08%
Poland Government International Bonds 3.25% 4/6/26	400,000	388,000
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds
5.13% 9/18/34	1,004,000	$999,543
5.50% 4/4/53	400,000	398,231
5.75% 11/16/32	165,000	172,569
		1,958,343
Republic of Korea—0.14%
Export-Import Bank of Korea
0.63% 2/9/26	200,000	184,791
1.63% 1/18/27	200,000	183,030
2.13% 1/18/32	200,000	164,956
3.25% 11/10/25	200,000	194,133
4.50% 1/11/29	200,000	198,655
5.00% 1/11/28	300,000	302,755
5.13% 9/18/28	200,000	203,573
5.13% 1/11/33	200,000	203,885
Korea Development Bank
0.80% 7/19/26	250,000	227,704
1.63% 1/19/31	250,000	204,217
2.25% 2/24/27	200,000	185,984
4.38% 2/15/33	300,000	289,650
4.50% 2/15/29	200,000	198,354
5.38% 10/23/28	200,000	205,716
Korea International Bonds 2.75% 1/19/27	500,000	474,309
		3,421,712
Sweden—0.05%
Svensk Exportkredit AB
0.50% 8/26/25	500,000	469,439
4.00% 7/15/25	200,000	197,281
4.13% 6/14/28	250,000	246,232
4.25% 2/1/29	200,000	198,438
4.88% 9/14/26	200,000	200,684
		1,312,074
Uruguay—0.05%
Uruguay Government International Bonds
4.38% 10/27/27	300,000	296,994
5.10% 6/18/50	600,000	580,692
7.63% 3/21/36	250,000	301,611
		1,179,297
Total Sovereign Bonds (Cost $38,479,489)		34,535,940
SUPRANATIONAL BANKS–1.37%
African Development Bank
0.88% 7/22/26	250,000	229,458
3.38% 7/7/25	350,000	343,094
4.13% 2/25/27	250,000	247,017
4.38% 11/3/27	205,000	204,198
4.38% 3/14/28	200,000	199,219
Asian Development Bank
0.38% 9/3/25	750,000	703,945
0.50% 2/4/26	500,000	462,745
LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Development Bank (continued)
0.63% 4/29/25	1,500,000	$1,432,324
0.75% 10/8/30	250,000	199,213
1.00% 4/14/26	300,000	278,543
1.75% 8/14/26	100,000	93,638
1.88% 3/15/29	500,000	445,236
1.88% 1/24/30	200,000	174,402
2.38% 8/10/27	250,000	233,759
2.88% 5/6/25	450,000	439,608
3.13% 4/27/32	600,000	549,786
3.75% 4/25/28	175,000	170,629
4.00% 1/12/33	170,000	165,405
4.13% 1/12/27	285,000	281,904
4.13% 1/12/34	400,000	392,317
4.25% 1/9/26	100,000	99,128
4.50% 8/25/28	268,000	269,415
Asian Infrastructure Investment Bank
0.50% 5/28/25	500,000	474,377
3.75% 9/14/27	400,000	389,963
4.00% 1/18/28	750,000	736,956
4.13% 1/18/29	205,000	202,891
Australia & New Zealand Banking Group Ltd.
4.75% 1/18/27	250,000	249,616
5.67% 10/3/25	400,000	403,560
Commonwealth Bank of Australia 5.50% 9/12/25	350,000	352,013
Cooperatieve Rabobank UA
4.80% 1/9/29	250,000	248,316
5.50% 7/18/25	250,000	250,902
5.50% 10/5/26	250,000	252,832
Corp. Andina de Fomento
1.63% 9/23/25	500,000	472,385
6.00% 4/26/27	220,000	225,559
Council Of Europe Development Bank
3.00% 6/16/25	71,000	69,238
3.75% 5/25/26	250,000	245,089
μDeutsche Bank AG 5.71% 2/8/28	150,000	149,782
European Bank for Reconstruction & Development
0.50% 5/19/25	1,000,000	951,021
4.38% 3/9/28	200,000	199,458
European Investment Bank
0.38% 12/15/25	400,000	371,456
0.38% 3/26/26	340,000	312,106
0.75% 10/26/26	222,000	201,709
1.25% 2/14/31	1,175,000	965,164
1.38% 3/15/27	550,000	502,924
1.63% 10/9/29	550,000	477,818
1.75% 3/15/29	187,000	165,633
2.75% 8/15/25	273,000	265,253
3.25% 11/15/27	700,000	672,094
3.63% 7/15/30	160,000	153,902
3.75% 2/14/33	815,000	781,326
3.88% 3/15/28	200,000	196,095
4.00% 2/15/29	340,000	334,948
4.13% 2/13/34	536,000	526,699
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
4.50% 10/16/28	250,000	$251,553
Inter-American Development Bank
0.63% 9/16/27	500,000	438,634
1.13% 7/20/28	200,000	174,738
1.13% 1/13/31	250,000	203,148
2.00% 6/2/26	250,000	236,096
2.00% 7/23/26	100,000	94,264
2.25% 6/18/29	350,000	315,868
3.20% 8/7/42	100,000	81,663
3.50% 9/14/29	400,000	383,473
3.50% 4/12/33	250,000	233,608
3.88% 10/28/41	100,000	89,939
4.00% 1/12/28	200,000	196,862
4.13% 2/15/29	280,000	277,313
4.38% 2/1/27	500,000	497,824
4.38% 1/24/44	56,000	53,744
4.50% 5/15/26	625,000	622,436
4.50% 9/13/33	200,000	201,811
Inter-American Investment Corp. 4.13% 2/15/28	200,000	196,523
International Bank for Reconstruction & Development
0.38% 7/28/25	500,000	471,308
0.50% 10/28/25	280,000	261,894
0.63% 4/22/25	1,500,000	1,433,699
0.75% 11/24/27	325,000	284,674
0.88% 5/14/30	500,000	406,860
1.13% 9/13/28	1,000,000	870,133
1.25% 2/10/31	1,000,000	817,553
1.63% 11/3/31	381,000	314,440
1.75% 10/23/29	250,000	217,913
2.50% 11/22/27	350,000	327,275
3.13% 11/20/25	450,000	438,274
3.13% 6/15/27	1,000,000	959,760
3.50% 7/12/28	200,000	193,272
3.88% 2/14/30	205,000	199,843
4.00% 7/25/30	450,000	441,293
4.63% 8/1/28	280,000	282,862
4.75% 2/15/35	50,000	51,116
International Finance Corp.
0.38% 7/16/25	145,000	136,795
0.75% 8/27/30	500,000	400,440
3.63% 9/15/25	267,000	262,275
4.50% 7/13/28	155,000	155,835
National Australia Bank Ltd.
4.79% 1/10/29	250,000	249,587
4.90% 6/13/28	250,000	250,499
5.20% 5/13/25	250,000	250,049
Nordic Investment Bank
0.38% 9/11/25	250,000	234,364
0.50% 1/21/26	250,000	231,718
3.38% 9/8/27	250,000	241,057
4.38% 3/14/28	200,000	199,364
Total Supranational Banks (Cost $36,611,809)		34,549,717
LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–41.86%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	$1,874,414
1.13% 8/15/40	4,500,000	2,785,605
1.25% 5/15/50	6,300,000	3,222,105
1.38% 11/15/40	1,000,000	643,047
1.38% 8/15/50	5,000,000	2,640,430
1.63% 11/15/50	8,750,000	4,942,041
1.88% 2/15/41	3,000,000	2,091,445
1.88% 2/15/51	5,000,000	3,012,109
1.88% 11/15/51	7,500,000	4,492,090
2.00% 2/15/50	1,500,000	939,492
2.00% 8/15/51	7,000,000	4,336,992
2.25% 2/15/52	7,000,000	4,604,414
2.38% 11/15/49	2,500,000	1,712,402
2.38% 5/15/51	3,500,000	2,376,035
2.50% 2/15/45	10,400,000	7,604,594
2.50% 2/15/46	6,350,000	4,592,340
2.50% 5/15/46	7,200,000	5,194,125
2.75% 8/15/42	2,600,000	2,040,289
2.75% 11/15/42	3,500,000	2,739,434
2.75% 8/15/47	4,200,000	3,143,109
2.75% 11/15/47	6,500,000	4,856,719
2.88% 5/15/43	6,000,000	4,767,422
2.88% 8/15/45	1,200,000	934,078
2.88% 5/15/49	3,000,000	2,281,992
2.88% 5/15/52	2,000,000	1,513,281
3.00% 5/15/42	2,850,000	2,332,658
3.00% 11/15/45	8,100,000	6,433,488
3.00% 2/15/47	7,700,000	6,057,434
3.00% 5/15/47	5,700,000	4,477,395
3.00% 2/15/48	5,000,000	3,910,742
3.00% 8/15/48	11,000,000	8,585,156
3.00% 2/15/49	9,500,000	7,406,660
3.00% 8/15/52	2,500,000	1,941,895
3.13% 8/15/44	19,500,000	15,970,195
3.13% 5/15/48	4,000,000	3,199,062
3.25% 5/15/42	5,000,000	4,250,195
3.38% 11/15/48	2,000,000	1,671,328
3.63% 2/15/53	5,000,000	4,390,625
3.63% 5/15/53	6,500,000	5,710,859
3.75% 8/15/41	3,850,000	3,543,955
3.88% 8/15/40	3,750,000	3,539,648
3.88% 5/15/43	7,000,000	6,460,508
4.00% 11/15/52	5,500,000	5,171,074
4.13% 8/15/53	7,500,000	7,208,203
4.25% 2/15/54	10,600,000	10,424,438
4.38% 5/15/41	2,750,000	2,744,736
4.38% 8/15/43	1,500,000	1,482,188
4.75% 11/15/43	2,500,000	2,593,359
4.75% 11/15/53	1,700,000	1,814,750
5.00% 5/15/37	1,000,000	1,086,914
5.25% 11/15/28	500,000	520,469
5.38% 2/15/31	500,000	536,816
5.50% 8/15/28	500,000	524,727
6.00% 2/15/26	750,000	769,014
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.13% 11/15/27	800,000	$847,250
6.13% 8/15/29	300,000	326,895
6.63% 2/15/27	750,000	795,234
6.75% 8/15/26	500,000	524,531
6.88% 8/15/25	1,000,000	1,029,531
U.S. Treasury Notes
0.25% 10/31/25	20,000,000	18,629,688
0.38% 12/31/25	2,500,000	2,318,750
0.38% 7/31/27	45,000,000	39,471,680
0.50% 5/31/27	5,000,000	4,428,320
0.50% 6/30/27	12,000,000	10,601,250
0.50% 8/31/27	15,500,000	13,615,781
0.63% 12/31/27	10,000,000	8,727,344
0.63% 5/15/30	3,750,000	3,028,564
0.63% 8/15/30	5,000,000	4,004,102
0.75% 1/31/28	35,000,000	30,622,266
0.88% 9/30/26	10,000,000	9,151,953
0.88% 11/15/30	11,000,000	8,903,555
1.13% 2/29/28	12,000,000	10,629,844
1.13% 2/15/31	5,000,000	4,100,195
1.25% 6/30/28	5,000,000	4,414,453
1.25% 8/15/31	12,000,000	9,774,844
1.38% 10/31/28	8,000,000	7,046,875
1.38% 12/31/28	10,000,000	8,773,047
1.38% 11/15/31	10,500,000	8,576,367
1.50% 8/15/26	11,000,000	10,251,484
1.50% 1/31/27	8,000,000	7,377,500
1.50% 2/15/30	6,000,000	5,158,359
1.63% 2/15/26	11,000,000	10,401,875
1.63% 5/15/26	6,500,000	6,109,238
1.63% 11/30/26	6,000,000	5,574,375
1.63% 8/15/29	8,000,000	7,021,563
1.63% 5/15/31	16,000,000	13,483,750
1.75% 11/15/29	5,000,000	4,402,539
1.88% 7/31/26	8,000,000	7,529,688
1.88% 2/15/32	10,000,000	8,446,094
2.00% 11/15/26	5,000,000	4,693,750
2.13% 5/31/26	10,000,000	9,494,531
2.25% 3/31/26	5,000,000	4,774,805
2.25% 2/15/27	16,000,000	15,062,500
2.25% 8/15/27	9,000,000	8,403,398
2.25% 11/15/27	11,500,000	10,696,797
2.38% 5/15/27	9,500,000	8,939,648
2.38% 5/15/29	11,000,000	10,062,852
2.63% 12/31/25	2,000,000	1,930,078
2.63% 2/15/29	9,000,000	8,360,508
2.63% 7/31/29	5,000,000	4,619,727
2.75% 6/30/25	5,000,000	4,870,703
2.75% 2/15/28	12,000,000	11,327,813
2.75% 8/15/32	12,000,000	10,762,969
2.88% 11/30/25	7,000,000	6,789,727
2.88% 5/15/28	4,000,000	3,785,156
2.88% 8/15/28	13,000,000	12,275,859
2.88% 5/15/32	12,000,000	10,895,156
LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.13% 8/15/25	10,000,000	$9,772,266
3.38% 5/15/33	10,000,000	9,367,969
3.50% 1/31/28	6,000,000	5,824,453
3.50% 1/31/30	10,000,000	9,622,656
3.50% 2/15/33	10,000,000	9,470,703
3.63% 5/15/26	10,000,000	9,801,563
3.63% 3/31/28	8,000,000	7,798,750
3.63% 5/31/28	8,000,000	7,797,188
3.75% 6/30/30	7,500,000	7,301,367
3.75% 12/31/30	5,000,000	4,861,523
3.88% 4/30/25	40,000,000	39,525,000
3.88% 1/15/26	15,000,000	14,785,547
3.88% 12/31/27	3,500,000	3,443,535
3.88% 9/30/29	9,000,000	8,841,797
3.88% 8/15/33	10,500,000	10,221,094
4.00% 2/15/26	4,000,000	3,950,313
4.00% 6/30/28	10,000,000	9,889,063
4.00% 7/31/30	9,000,000	8,882,578
4.00% 1/31/31	7,400,000	7,302,875
4.00% 2/15/34	9,200,000	9,047,625
4.13% 6/15/26	8,500,000	8,416,328
4.13% 2/15/27	18,000,000	17,848,125
4.13% 7/31/28	6,000,000	5,962,500
4.13% 8/31/30	3,500,000	3,477,578
4.13% 3/31/31	20,000,000	19,887,500
4.13% 11/15/32	13,000,000	12,911,133
4.25% 10/15/25	12,000,000	11,901,094
4.25% 2/28/31	6,134,500	6,145,044
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.38% 8/15/26	8,000,000	$7,969,375
4.38% 11/30/28	9,000,000	9,047,461
4.38% 11/30/30	5,000,000	5,041,602
4.50% 11/15/25	8,500,000	8,461,816
4.50% 3/31/26	2,002,600	1,998,062
4.50% 7/15/26	4,976,300	4,968,913
4.50% 11/15/33	9,000,000	9,199,688
4.63% 6/30/25	10,000,000	9,963,672
4.63% 3/15/26	10,000,000	9,991,406
4.63% 9/30/30	9,000,000	9,197,227
4.75% 7/31/25	6,000,000	5,989,453
4.88% 11/30/25	25,000,000	25,036,133
4.88% 10/31/30	10,000,000	10,363,672
5.00% 8/31/25	3,500,000	3,507,109
Total U.S. Treasury Obligations (Cost $1,157,536,628)		1,052,736,012

	Number of Shares
MONEY MARKET FUND–2.99%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	75,172,057	75,172,057
Total Money Market Fund (Cost $75,172,057)		75,172,057

TOTAL INVESTMENTS–101.84% (Cost $2,828,406,271)	2,561,094,660

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.84%)	(46,318,964)
NET ASSETS APPLICABLE TO 253,403,511 SHARES OUTSTANDING–100.00%	$2,514,775,696

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΔSecurities have been classified by country of origin.

Summary of Abbreviations:
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,122,012	$—	$20,122,012
Agency Mortgage-Backed Securities	—	649,360,149	—	649,360,149
Agency Obligations	—	22,851,387	—	22,851,387
Corporate Bonds	—	622,384,545	—	622,384,545
Municipal Bonds	—	14,155,350	—	14,155,350
Non-Agency Asset-Backed Securities	—	10,200,212	—	10,200,212
Non-Agency Collateralized Mortgage Obligation	—	145,407	—	145,407
Non-Agency Commercial Mortgage-Backed Securities	—	19,842,606	—	19,842,606
Regional Bonds	—	5,039,266	—	5,039,266
Sovereign Bonds	—	34,535,940	—	34,535,940
Supranational Banks	—	34,549,717	—	34,549,717
U.S. Treasury Obligations	—	1,052,736,012	—	1,052,736,012
Money Market Fund	75,172,057	—	—	75,172,057
Total Investments	$75,172,057	$2,485,922,603	$—	$2,561,094,660
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Bond Index Fund–69